UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2014

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT	JULY 31, 2014

One Choice Portfolio®: Very Conservative

One Choice Portfolio®: Conservative

One Choice Portfolio®: Moderate

One Choice Portfolio®: Aggressive

One Choice Portfolio®: Very Aggressive

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended July 31, 2014. It provides investment performance and portfolio information for the reporting period, plus longer-term historical performance data.

Annual reports remain important vehicles for conveying information about fund returns, including market and economic factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Aggressive Monetary Policies, as Investors Sought Risk and Yield, Boosted Returns

Stimulative monetary policies and expectations of longer-term economic improvement, interspersed with concerns about nearer-term weaker-than-expected economic data and geopolitical conflicts, helped drive financial market returns during the reporting period. We believe the combination of longer-term optimism about global economic growth, low costs of capital, and central bank purchases of fixed-income securities helped persuade investors to seek risk and yield. Broad stock market index returns were largely in the 10-20% range across the spectrum of developed versus emerging and large-cap versus small-cap markets. The S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index advanced 16.94%, 15.07%, and 15.32%, respectively.

Bond performance was also generally solid, which was a surprise, given pre-2014 expectations for rising inflation and interest rates. Inflation showed signs of increasing, but remained contained, and interest rates actually fell in many markets. According to Bloomberg, the 10-year U.S. Treasury yield edged downward from 2.59% to 2.56% during the 12 months, while the 30-year U.S. Treasury yield fell from 3.65% to 3.32%. This “bull market flattening” of the U.S. Treasury yield curve helped produce a total return of 9.74% for the 30-year U.S. Treasury bond, according to Barclays. Indices that tracked U.S. high-yield and investment-grade corporate bonds and mortgage-backed securities also generally outperformed the broad Barclays U.S. Aggregate Bond Index, which advanced 3.97%.

Looking ahead, we see signs of sustained economic growth for the remainder of 2014, but headwinds persist. In the U.S., which was supposed to be an economic growth leader this year, housing market momentum has slowed, inflation and interest rates could rise, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice Portfolio: Very Conservative — Investor Class	AONIX	5.99%	6.30%	5.01%	9/30/04
One Choice Portfolio: Conservative — Investor Class	AOCIX	8.43%	9.07%	6.22%	9/30/04
One Choice Portfolio: Moderate — Investor Class	AOMIX	10.51%	11.21%	7.28%	9/30/04
One Choice Portfolio: Aggressive — Investor Class	AOGIX	12.26%	12.82%	7.90%	9/30/04
One Choice Portfolio: Very Aggressive — Investor Class	AOVIX	13.94%	14.09%	8.12%	9/30/04
Russell 3000 Index	—	16.37%	17.07%	8.36%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.66%	—

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

3

Growth of $10,000 Over Life of One Choice Portfolio: Very Conservative
$10,000 investment made September 30, 2004

Value on July 31, 2014
Investor Class — $16,169

Russell 3000 Index — $22,035

Barclays U.S. Aggregate Bond Index — $15,646

*From September 30, 2004, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Conservative
$10,000 investment made September 30, 2004

Value on July 31, 2014
Investor Class — $18,109

Russell 3000 Index — $22,035

Barclays U.S. Aggregate Bond Index — $15,646

*From September 30, 2004, the Investor Class’s inception date. Not annualized.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

Growth of $10,000 Over Life of One Choice Portfolio: Moderate
$10,000 investment made September 30, 2004

Value on July 31, 2014
Investor Class — $19,970

Russell 3000 Index — $22,035

Barclays U.S. Aggregate Bond Index — $15,646

*From September 30, 2004, the Investor Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Aggressive
$10,000 investment made September 30, 2004

Value on July 31, 2014
Investor Class — $21,137

Russell 3000 Index — $22,035

Barclays U.S. Aggregate Bond Index — $15,646

*From September 30, 2004, the Investor Class’s inception date. Not annualized.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

5

Growth of $10,000 Over Life of One Choice Portfolio: Very Aggressive
$10,000 investment made September 30, 2004

Value on July 31, 2014
Investor Class — $21,562

Russell 3000 Index — $22,035

Barclays U.S. Aggregate Bond Index — $15,646

*From September 30, 2004, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
One Choice Portfolio: Very Conservative — Investor Class	0.64%
One Choice Portfolio: Conservative — Investor Class	0.75%
One Choice Portfolio: Moderate — Investor Class	0.88%
One Choice Portfolio: Aggressive — Investor Class	0.98%
One Choice Portfolio: Very Aggressive — Investor Class	1.06%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

6

Portfolio Commentary

Portfolio Managers: Scott Wittman, Rich Weiss, Scott Wilson, Radu Gabudean, and David MacEwen

In December 2013, David MacEwen, Senior Vice President became Co-Chief Investment Officer and chairman of the firm's Asset Allocation Committee.

Performance Summary

Each of the five One Choice Target Risk Portfolios advanced for the fiscal year ended July 31, 2014, with returns ranging from 5.99% for One Choice Portfolio: Very Conservative to 13.94% for One Choice Portfolio: Very Aggressive (see pages 3-6 for more detailed performance information). The gains for the 12-month period reflected solid returns of both global equity and fixed-income markets, which rallied on signs of continued global economic growth and accommodative monetary policies enacted by central banks around the globe.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Global equity markets appreciated during the fiscal year, driven in large part by continued signs of steady, albeit slow, growth. A commitment by central banks around the world to create an environment stimulative of growth while avoiding deflation supported equities. Although the U.S. Federal Reserve (the Fed) began gradual tapering of its monthly quantitative easing (QE) program, continued Fed support drove markets as broad U.S. indices staged record-breaking rallies several times during the period. U.S. equities took a breather during an unusually harsh winter that pressured the already-tepid economic recovery. Slowdowns were seen in several key areas including sales of consumer discretionary items such as appliances and autos, as well as construction, real estate, and energy. Flaring political tensions in several regions, including Russia/Ukraine and the Middle East, also dampened equity returns. A spring/summer rebound sent markets to record highs on the heels of encouraging industrial production, consumer data, and the lowest unemployment level in nearly six years. Large-cap U.S. equities led both the small- and mid-cap segments, and despite a stark divergence in performance during the winter, growth stocks finished the period ahead of their value counterparts. Broad non-U.S. markets, both developed and emerging, also produced strong results, marginally trailing those of the U.S. but ending the period with double-digit gains.

The U.S. bond market produced positive returns for the 12-months ending July 31, 2014, driven in large part by the rally that ushered in 2014. Much of the period was characterized by a heightened appetite for risk and demand for yield as investors gravitated toward higher-yielding securities. Bond yields fluctuated throughout the period, rising during the early part of the fiscal year due to uncertainty surrounding the beginning of the end of the Fed’s stimulus program. Weaker-than-expected economic activity coupled with geopolitical tensions at the beginning of 2014 helped drive down U.S. Treasury yields, which declined again following an unexpectedly large first-quarter GDP revision. Given the risk-on environment, high-yield corporate bonds and longer-duration/maturity securities were among the best performers, although all sectors of the U.S. bond market advanced. Particular strength was seen in long-term U.S. Treasuries, municipal bonds, and high-yield bonds, which led investment grade bonds. Non-U.S. bonds also ended the period with strong results, outperforming those of the U.S. as the European Central Bank eased monetary policy and Japan continued aggressive easing efforts.

7

Portfolio Performance

Each One Choice Target Risk Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See page 10 for the specific underlying fund allocations for each Portfolio.)

Within the Portfolios, each equity fund, both U.S. and non-U.S., produced positive returns for the 12-month period. Core Equity Plus Fund generated the best absolute performance, producing a return of 18.54%. Other leading absolute performers included Equity Growth Fund and Growth Fund, although the latter underperformed its underlying fund benchmark. Small Company Fund generated strong outperformance of its underlying fund benchmark and contributed significantly to results across all Portfolios. Underperformance among equity funds, relative to their underlying fund benchmarks, also came from International Growth Fund (which was not held by Very Conservative Portfolio). Heritage Fund, Large Company Value Fund and Mid Cap Value Fund also underperformed their underlying benchmarks.

Each of the Portfolios’ fixed-income components also advanced. Top absolute performance in the fixed-income space came from High-Yield Fund (held only by Moderate and Aggressive), and International Bond Fund (held only by Very Conservative, Conservative, and Moderate). Despite strong absolute performance, unsuccessful security selection in those funds led them to underperform their underlying fund benchmarks. Inflation-Adjusted Bond Fund (not held by Very Aggressive) and Short Duration Inflation Protection Bond Fund (held only by Very Conservative) also underperformed their respective fund benchmarks. Diversified Bond Fund, the largest fixed-income segment in the Portfolios, outperformed its benchmark for the 12-month period, contributing positively to performance across all Portfolios. The fund’s underweight positioning in Treasuries and government securities in favor of corporate credit and the securitized sector was beneficial to results.

Portfolio Strategy

Each Portfolio has a “neutral” asset mix (the target allocations for stocks, bonds, and cash-equivalent investments) that remains fixed over time. Our management approach involves making modest tactical adjustments to each Portfolio’s actual asset mix to add value and improve the Portfolios’ ability to meet their investment objectives.

Early in the period we initiated a modest overweight position to equities, with a subsequent underweight position in bonds. During the second half of the reporting period we also moved to a slight underweight position in cash, opting to add more equity exposure to the Portfolios. The sole exception to this was Very Conservative, in which we maintained an underweight position in cash for the entire period, preferring exposure to Short Duration Inflation Protection Bond Fund and Short Duration Fund. This tactical positioning benefited overall performance given equities’ outperformance of bonds.

We made some modest adjustments to our tactical positioning within the stock and bond components of the Portfolios over the course of the reporting period. Early in the fiscal year, we moved to an overweight position in Small Company Fund while retaining the overweight position in Growth Fund (large-cap growth) and corresponding underweight position in Large Company Value Fund within the equity component. Overall, this tactical posture bolstered the Portfolios’ results given growth equities’ outperformance of value for much of the period. Added exposure to Small Company Fund was likewise beneficial as a result of small-cap stocks’ outperformance of large-caps during the first part of the reporting period.

A modification approved by the Asset Allocation Committee took effect in the Portfolios during late 2013. The Vista strategy was replaced by the Heritage strategy in the mid-cap segment of the Portfolios. The decision was supported by a thorough analysis of the strategy's investment process, performance track record, risk management, and manager tenure/expertise. In early 2014

8

a slight overweight position was applied to Heritage Fund, which was detrimental, on balance, due to mid-cap equities’ underperformance of large-cap stocks during the first half of 2014.

Slight tactical shifts were also enacted in the Portfolios’ fixed-income component. In light of heightened market volatility, we brought the overweight position in High-Yield Fund back to neutral early in the fiscal year in those Portfolios with exposure to high-yield bonds (Moderate and Aggressive), while maintaining the underweight position in Diversified Bond Fund. During the latter part of the reporting period we further increased the magnitude of the underweight position in Diversified Bond Fund and reinstated the overweight position in High-Yield Fund (this positioning applied only to those Portfolios with an existing allocation to High-Yield Fund).

A Look Ahead

We believe that global economic recovery will continue to progress, albeit at a slower pace than during prior post-recessionary periods, and we expect it to stay the course through the remainder of 2014. Recent indicators such as improvements in small business and consumer confidence suggest a sustainable rebound in the U.S., and economic growth is likely to further benefit from the recovering labor and housing markets. The Fed is expected to continue its tapering of QE as labor market conditions improve which is likely to lead to moderately higher interest rates. Despite mixed data, Europe seems poised to continue its rebound, especially those countries and sectors that have made meaningful progress in structural reform. While accommodative monetary policy is expected to remain in place in the eurozone, interest rates in the U.K. could rise if economic recovery proceeds at the pace seen recently. Asia remains an area to carefully monitor given a number of unknowns including the impact of Japan’s recent tax hike and the long-term effectiveness of economic reforms on the country’s recovery. Likewise, we are closely watching the effects of government reform programs on China’s growth. Though a continuation of financial and political instability as well as the potential for rising inflation and interest rates could lead to heightened levels of market volatility, resilient global demand and continued accommodative monetary policy are supportive for emerging markets, which have seen a pickup in exports, appear attractive on valuations, and could gain further momentum. Interest rates are likely to remain relatively low and rise only gradually, and tame inflation combined with stimulative monetary policies are supportive of global growth and financial markets.

Given this backdrop, we continue to favor equities over bonds and cash-equivalent investments. We think that the recent rally in bonds has been driven by transitory factors. If interest rates rise because the economy is improving, then that would likely be positive (or at least not as detrimental) to equities. Within equities, we favor large-cap growth over value given lower relative valuation levels of growth equities, continued low inflation, and a higher than normal equity risk premium over bonds, and we continued to prefer small-cap core holdings.

Our fixed-income positioning reflects our expectation for better growth in the U.S., which suggests upward pressure on interest rates and inflation. For example, within Diversified Bond Fund, the Portfolios' largest fixed income allocation, we’re underweight in Treasury and government agency bonds, and seek to avoid longer-term, more rate-sensitive bonds. Instead, we believe opportunities exist in short-term inflation-indexed securities and municipal bonds. Elsewhere in the fixed-income segment, we believe non-dollar bonds and high-yield corporates are attractive (for those Portfolios whose mandates allow exposure to these instruments).

9

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2014
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.0%	1.9%	3.9%	4.6%	4.8%
Equity Growth Fund	3.9%	6.9%	11.8%	10.1%	13.0%
Growth Fund	4.4%	6.6%	9.9%	16.1%	19.8%
Heritage Fund	2.5%	4.8%	7.9%	13.8%	17.2%
Large Company Value Fund	6.9%	9.9%	8.4%	7.6%	9.5%
Mid Cap Value Fund	5.0%	6.7%	5.4%	4.9%	6.1%
Real Estate Fund	2.0%	2.0%	2.0%	2.2%	2.0%
Small Company Fund	1.0%	2.0%	2.3%	2.4%	2.5%
Emerging Markets Fund	—	—	3.9%	6.7%	7.5%
International Growth Fund	—	5.9%	9.9%	12.1%	15.3%
Total Equity	26.7%	46.7%	65.4%	80.5%	97.7%
Fixed Income
Diversified Bond Fund	31.2%	29.2%	17.3%	9.3%	2.0%
High-Yield Fund	—	—	4.0%	5.7%	—
Inflation-Adjusted Bond Fund	10.0%	9.0%	6.0%	4.0%	—
Short Duration Fund	7.1%	—	—	—	—
Short Duration Inflation Protection Bond Fund	8.0%	—	—	—	—
International Bond Fund	10.0%	7.9%	3.0%	—	—
Total Fixed Income	66.3%	46.1%	30.3%	19.0%	2.0%
Prime Money Market Fund	7.0%	7.2%	4.3%	0.5%	0.3%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

10

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

11

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period(1) 2/1/14 - 7/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/14 - 7/31/14	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,038.10	$0.00	0.00%(3)	$3.34	0.66%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.31	0.66%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,048.20	$0.00	0.00%(3)	$3.81	0.75%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.76	0.75%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,058.00	$0.00	0.00%(3)	$4.39	0.86%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.31	0.86%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,063.30	$0.00	0.00%(3)	$4.91	0.96%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$4.81	0.96%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,071.30	$0.00	0.00%(3)	$5.24	1.02%
Hypothetical
Investor Class	$1,000	$1,024.80	$0.00	0.00%(3)	$5.11	1.02%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

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Schedules of Investments

JULY 31, 2014

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC FIXED INCOME FUNDS — 56.3%
Diversified Bond Fund Investor Class	10,265,612	$110,765,956
Inflation-Adjusted Bond Fund Investor Class	2,968,784	35,625,413
Short Duration Fund Investor Class	2,419,977	25,022,560
Short Duration Inflation Protection Bond Fund Investor Class	2,759,362	28,559,396
		199,973,325
DOMESTIC EQUITY FUNDS — 26.7%
Core Equity Plus Fund Investor Class	234,324	3,521,896
Equity Growth Fund Investor Class	432,706	13,998,043
Growth Fund Investor Class	465,132	15,763,310
Heritage Fund Investor Class	341,273	8,770,710
Large Company Value Fund Investor Class	2,867,540	24,517,470
Mid Cap Value Fund Investor Class	1,041,021	17,593,261
Real Estate Fund Investor Class	259,872	7,047,738
Small Company Fund Investor Class	279,358	3,461,240
		94,673,668
INTERNATIONAL FIXED INCOME FUNDS — 10.0%
International Bond Fund Investor Class	2,481,401	35,508,854
MONEY MARKET FUNDS — 7.0%
Prime Money Market Fund Investor Class	25,009,253	25,009,253
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $315,386,706)		355,165,100
OTHER ASSETS AND LIABILITIES†		(60)
TOTAL NET ASSETS — 100.0%		$355,165,040

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

13

JULY 31, 2014

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.8%
Core Equity Plus Fund Investor Class	1,207,228	$18,144,640
Equity Growth Fund Investor Class	1,969,618	63,717,139
Growth Fund Investor Class	1,801,189	61,042,304
Heritage Fund Investor Class	1,753,858	45,074,146
Large Company Value Fund Investor Class	10,716,355	91,624,838
Mid Cap Value Fund Investor Class	3,655,576	61,779,238
Real Estate Fund Investor Class	699,140	18,960,665
Small Company Fund Investor Class	1,474,446	18,268,387
		378,611,357
DOMESTIC FIXED INCOME FUNDS — 38.2%
Diversified Bond Fund Investor Class	25,128,538	271,136,927
Inflation-Adjusted Bond Fund Investor Class	6,937,281	83,247,371
		354,384,298
INTERNATIONAL FIXED INCOME FUNDS — 7.9%
International Bond Fund Investor Class	5,159,320	73,829,863
MONEY MARKET FUNDS — 7.2%
Prime Money Market Fund Investor Class	66,717,786	66,717,786
INTERNATIONAL EQUITY FUNDS — 5.9%
International Growth Fund Investor Class	4,054,291	54,408,587
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $781,435,406)		927,951,891
OTHER ASSETS AND LIABILITIES†		3,340
TOTAL NET ASSETS — 100.0%		$927,955,231

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

14

JULY 31, 2014

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 51.6%
Core Equity Plus Fund Investor Class	3,745,530	$56,295,319
Equity Growth Fund Investor Class	5,276,218	170,685,667
Growth Fund Investor Class	4,202,562	142,424,837
Heritage Fund Investor Class	4,424,319	113,704,991
Large Company Value Fund Investor Class	14,106,613	120,611,539
Mid Cap Value Fund Investor Class	4,641,451	78,440,517
Real Estate Fund Investor Class	1,083,039	29,372,016
Small Company Fund Investor Class	2,636,926	32,671,509
		744,206,395
DOMESTIC FIXED INCOME FUNDS — 27.3%
Diversified Bond Fund Investor Class	23,118,180	249,445,157
High-Yield Fund Investor Class	9,338,759	57,339,983
Inflation-Adjusted Bond Fund Investor Class	7,232,625	86,791,505
		393,576,645
INTERNATIONAL EQUITY FUNDS — 13.8%
Emerging Markets Fund Investor Class	6,221,211	56,986,291
International Growth Fund Investor Class	10,609,991	142,386,077
		199,372,368
MONEY MARKET FUNDS — 4.3%
Prime Money Market Fund Investor Class	62,757,810	62,757,810
INTERNATIONAL FIXED INCOME FUNDS — 3.0%
International Bond Fund Investor Class	2,982,275	42,676,358
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,141,563,666)		1,442,589,576
OTHER ASSETS AND LIABILITIES†		(94)
TOTAL NET ASSETS — 100.0%		$1,442,589,482

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

15

JULY 31, 2014

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 61.7%
Core Equity Plus Fund Investor Class	3,146,879	$47,297,592
Equity Growth Fund Investor Class	3,224,038	104,297,632
Growth Fund Investor Class	4,880,288	165,392,952
Heritage Fund Investor Class	5,533,245	142,204,401
Large Company Value Fund Investor Class	9,187,641	78,554,335
Mid Cap Value Fund Investor Class	2,950,125	49,857,115
Real Estate Fund Investor Class	820,373	22,248,520
Small Company Fund Investor Class	2,014,784	24,963,171
		634,815,718
DOMESTIC FIXED INCOME FUNDS — 19.0%
Diversified Bond Fund Investor Class	8,899,535	96,025,988
High-Yield Fund Investor Class	9,552,217	58,650,614
Inflation-Adjusted Bond Fund Investor Class	3,407,557	40,890,681
		195,567,283
INTERNATIONAL EQUITY FUNDS — 18.8%
Emerging Markets Fund Investor Class	7,511,031	68,801,045
International Growth Fund Investor Class	9,255,905	124,214,250
		193,015,295
MONEY MARKET FUNDS — 0.5%
Prime Money Market Fund Investor Class	4,776,985	4,776,985
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $779,553,244)		1,028,175,281
OTHER ASSETS AND LIABILITIES†		9,934
TOTAL NET ASSETS — 100.0%		$1,028,185,215

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

16

JULY 31, 2014

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 74.9%
Core Equity Plus Fund Investor Class	852,356	$12,810,914
Equity Growth Fund Investor Class	1,077,032	34,841,972
Growth Fund Investor Class	1,560,693	52,891,878
Heritage Fund Investor Class	1,787,233	45,931,900
Large Company Value Fund Investor Class	2,982,775	25,502,726
Mid Cap Value Fund Investor Class	959,559	16,216,543
Real Estate Fund Investor Class	201,912	5,475,859
Small Company Fund Investor Class	543,421	6,732,986
		200,404,778
INTERNATIONAL EQUITY FUNDS — 22.8%
Emerging Markets Fund Investor Class	2,203,298	20,182,212
International Growth Fund Investor Class	3,047,613	40,898,971
		61,081,183
DOMESTIC FIXED INCOME FUNDS — 2.0%
Diversified Bond Fund Investor Class	487,542	5,260,574
MONEY MARKET FUNDS — 0.3%
Prime Money Market Fund Investor Class	790,132	790,132
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $178,464,916)		267,536,667
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$267,536,666

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

17

Statements of Assets and Liabilities

JULY 31, 2014
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $315,386,706, $781,435,406 and $1,141,563,666, respectively)	$355,165,100	$927,951,891	$1,442,589,576
Cash	—	70	—
Receivable for investments sold	17,377	—	—
Receivable for capital shares sold	270,972	1,120,037	1,309,690
Distributions receivable from affiliates	268,033	559,369	774,285
	355,721,482	929,631,367	1,444,673,551

Liabilities
Payable for investments purchased	268,093	954,418	1,082,492
Payable for capital shares redeemed	288,349	721,718	1,001,577
	556,442	1,676,136	2,084,069

Net Assets	$355,165,040	$927,955,231	$1,442,589,482

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	29,742,328	68,816,912	96,429,514

Net Asset Value Per Share	$11.94	$13.48	$14.96

Net Assets Consist of:
Capital (par value and paid-in surplus)	$317,960,800	$792,509,936	$1,183,930,507
Undistributed net investment income	35,221	692,736	920,550
Accumulated net realized loss	(2,609,375)	(11,763,926)	(43,287,485)
Net unrealized appreciation	39,778,394	146,516,485	301,025,910
	$355,165,040	$927,955,231	$1,442,589,482

See Notes to Financial Statements.

18

JULY 31, 2014
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $779,553,244 and $178,464,916, respectively)	$1,028,175,281	$267,536,667
Receivable for investments sold	413,805	465,373
Receivable for capital shares sold	442,678	77,859
Distributions receivable from affiliates	456,665	10,975
	1,029,488,429	268,090,874

Liabilities
Payable for investments purchased	456,730	10,976
Payable for capital shares redeemed	846,484	543,232
	1,303,214	554,208

Net Assets	$1,028,185,215	$267,536,666

Investor Class Capital Shares, $0.01 Par Value
Shares outstanding	63,097,273	15,484,238

Net Asset Value Per Share	$16.30	$17.28

Net Assets Consist of:
Capital (par value and paid-in surplus)	$788,904,503	$192,684,971
Undistributed net investment income	7,550,146	2,908,624
Accumulated net realized loss	(16,891,471)	(17,128,680)
Net unrealized appreciation	248,622,037	89,071,751
	$1,028,185,215	$267,536,666

See Notes to Financial Statements.

19

Statements of Operations

YEAR ENDED JULY 31, 2014
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$6,036,003	$15,484,634	$24,277,400

Expenses:
Directors' fees and expenses	5,940	15,666	22,167
Other expenses	35	—	—
	5,975	15,666	22,167

Net investment income (loss)	6,030,028	15,468,968	24,255,233

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	2,165,103	135,774	772,962
Capital gain distributions received from underlying funds	3,523,715	12,668,005	25,492,746
	5,688,818	12,803,779	26,265,708

Change in net unrealized appreciation (depreciation) on investments in underlying funds	8,441,215	39,257,283	76,131,071

Net realized and unrealized gain (loss) on affiliates	14,130,033	52,061,062	102,396,779

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,160,061	$67,530,030	$126,652,012

See Notes to Financial Statements.

20

YEAR ENDED JULY 31, 2014
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$16,898,015	$3,743,600

Expenses:
Directors' fees and expenses	17,252	3,751

Net investment income (loss)	16,880,763	3,739,849

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	1,930,549	1,058,124
Capital gain distributions received from underlying funds	24,790,479	7,757,538
	26,721,028	8,815,662

Change in net unrealized appreciation (depreciation) on investments in underlying funds	63,651,077	20,587,527

Net realized and unrealized gain (loss) on affiliates	90,372,105	29,403,189

Net Increase (Decrease) in Net Assets Resulting from Operations	$107,252,868	$33,143,038

See Notes to Financial Statements.

21

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2014 AND JULY 31, 2013
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013	July 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$6,030,028	$5,786,690	$15,468,968	$12,134,400
Net realized gain (loss)	5,688,818	2,591,505	12,803,779	2,181,605
Change in net unrealized appreciation (depreciation)	8,441,215	4,329,003	39,257,283	43,533,461
Net increase (decrease) in net assets resulting from operations	20,160,061	12,707,198	67,530,030	57,849,466

Distributions to Shareholders
From net investment income	(5,977,895)	(5,714,296)	(15,269,425)	(12,019,382)
From net realized gains	(2,884,902)	(2,174,312)	—	—
Decrease in net assets from distributions	(8,862,797)	(7,888,608)	(15,269,425)	(12,019,382)

Capital Share Transactions
Proceeds from shares sold	91,897,942	175,070,125	253,758,564	238,210,253
Proceeds from reinvestment of distributions	8,651,237	7,669,525	14,973,084	11,764,492
Payments for shares redeemed	(108,307,943)	(130,997,024)	(139,163,133)	(123,029,511)
Net increase (decrease) in net assets from capital share transactions	(7,758,764)	51,742,626	129,568,515	126,945,234

Net increase (decrease) in net assets	3,538,500	56,561,216	181,829,120	172,775,318

Net Assets
Beginning of period	351,626,540	295,065,324	746,126,111	573,350,793
End of period	$355,165,040	$351,626,540	$927,955,231	$746,126,111

Undistributed net investment income	$35,221	$297,843	$692,736	$493,193

Transactions in Shares of the Funds
Sold	7,832,402	15,207,290	19,381,020	19,357,865
Issued in reinvestment of distributions	742,348	671,694	1,139,728	967,975
Redeemed	(9,257,466)	(11,388,907)	(10,643,243)	(10,017,581)
Net increase (decrease) in shares of the funds	(682,716)	4,490,077	9,877,505	10,308,259

See Notes to Financial Statements.

22

YEARS ENDED JULY 31, 2014 AND JULY 31, 2013
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013	July 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$24,255,233	$17,853,732	$16,880,763	$12,628,776
Net realized gain (loss)	26,265,708	2,057,877	26,721,028	2,687,585
Change in net unrealized appreciation (depreciation)	76,131,071	111,824,039	63,651,077	110,506,997
Net increase (decrease) in net assets resulting from operations	126,652,012	131,735,648	107,252,868	125,823,358

Distributions to Shareholders
From net investment income	(24,018,441)	(17,736,660)	(14,880,948)	(11,004,640)

Capital Share Transactions
Proceeds from shares sold	371,485,435	288,203,911	215,763,985	286,287,049
Proceeds from reinvestment of distributions	23,668,750	17,397,464	14,764,862	10,916,991
Payments for shares redeemed	(188,766,887)	(155,755,184)	(147,622,947)	(125,315,608)
Net increase (decrease) in net assets from capital share transactions	206,387,298	149,846,191	82,905,900	171,888,432

Net increase (decrease) in net assets	309,020,869	263,845,179	175,277,820	286,707,150

Net Assets
Beginning of period	1,133,568,613	869,723,434	852,907,395	566,200,245
End of period	$1,442,589,482	$1,133,568,613	$1,028,185,215	$852,907,395

Undistributed net investment income	$920,550	$683,758	$7,550,146	$5,550,331

Transactions in Shares of the Funds
Sold	25,608,183	21,914,726	13,749,731	21,472,247
Issued in reinvestment of distributions	1,624,838	1,347,690	941,037	833,995
Redeemed	(13,026,618)	(11,939,485)	(9,414,416)	(9,130,607)
Net increase (decrease) in shares of the funds	14,206,403	11,322,931	5,276,352	13,175,635

See Notes to Financial Statements.

23

YEARS ENDED JULY 31, 2014 AND JULY 31, 2013
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$3,739,849	$2,737,383
Net realized gain (loss)	8,815,662	1,559,728
Change in net unrealized appreciation (depreciation)	20,587,527	38,409,586
Net increase (decrease) in net assets resulting from operations	33,143,038	42,706,697

Distributions to Shareholders
From net investment income	(2,298,997)	(2,001,337)

Capital Share Transactions
Proceeds from shares sold	44,771,752	55,220,412
Proceeds from reinvestment of distributions	2,279,082	1,978,556
Payments for shares redeemed	(44,987,543)	(56,467,670)
Net increase (decrease) in net assets from capital share transactions	2,063,291	731,298

Net increase (decrease) in net assets	32,907,332	41,436,658

Net Assets
Beginning of period	234,629,334	193,192,676
End of period	$267,536,666	$234,629,334

Undistributed net investment income	$2,908,624	$1,467,772

Transactions in Shares of the Funds
Sold	2,726,163	3,971,089
Issued in reinvestment of distributions	136,965	150,232
Redeemed	(2,716,235)	(4,086,886)
Net increase (decrease) in shares of the funds	146,893	34,435

See Notes to Financial Statements.

24

Notes to Financial Statements

JULY 31, 2014

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds are diversified as defined under the 1940 Act. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid

25

annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation’s investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the year ended July 31, 2014 are detailed in the Statements of Operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the year ended July 31, 2014 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$40,239,465	$160,180,697	$265,920,232	$156,610,297	$31,419,289
Sales	$47,307,196	$17,747,928	$33,803,124	$46,923,883	$20,157,606

26

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the year ended July 31, 2014 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Very Conservative
Diversified Bond Fund	$112,481,950	$9,444,969	$12,505,777	$(594,069)	$3,549,722	$110,765,956
Inflation-Adjusted Bond Fund	35,259,848	3,296,161	2,600,662	(259,363)	1,572,739	35,625,413
Short Duration Fund	24,547,612	1,635,396	908,005	(9,835)	384,483	25,022,560
Short Duration Inflation Protection Bond Fund	28,115,083	1,399,532	1,029,838	(27,634)	131,080	28,559,396
Core Equity Plus Fund	3,587,742	295,909	595,618	113,383	254,449	3,521,896
Equity Growth Fund	14,168,929	1,862,381	3,010,939	444,022	771,365	13,998,043
Growth Fund	12,261,388	4,818,716	2,367,186	214,920	730,299	15,763,310
Heritage Fund(3)	5,385,166	4,131,337	879,713	139,102	331,993	8,770,710
Large Company Value Fund	24,591,504	3,047,384	4,958,791	1,061,833	390,415	24,517,470
Mid Cap Value Fund	17,516,220	2,493,043	3,448,130	437,552	1,213,315	17,593,261
Real Estate Fund	6,870,368	934,479	1,399,715	117,043	132,349	7,047,738
Small Company Fund	3,626,545	3,981,136	4,289,818	669,506	16,567	3,461,240
International Bond Fund	35,153,369	1,921,954	3,119,297	(141,357)	78,291	35,508,854
Prime Money Market Fund	28,060,789	977,068	4,028,604	—	2,651	25,009,253
	$351,626,513	$40,239,465	$45,142,093	$2,165,103	$9,559,718	$355,165,100

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)
The fund owned Investor Class shares of VistaSM Fund at the beginning of the period. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

27

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Conservative
Core Equity Plus Fund	$15,106,260	$1,412,813	—	—	$1,198,596	$18,144,640
Equity Growth Fund	52,926,215	6,319,071	$1,406,731	$56,459	3,220,014	63,717,139
Growth Fund	42,587,868	14,419,244	676,260	23,120	2,857,363	61,042,304
Heritage Fund(3)	30,482,498	13,278,232	114,971	24,146	2,091,463	45,074,146
Large Company Value Fund	75,229,066	8,077,529	1,707,964	48,354	1,337,724	91,624,838
Mid Cap Value Fund	50,831,500	6,313,555	162,837	(921)	3,889,738	61,779,238
Real Estate Fund	14,146,953	2,859,478	—	—	315,610	18,960,665
Small Company Fund	11,882,650	7,901,078	3,233,437	461,202	51,858	18,268,387
Diversified Bond Fund	223,223,983	54,892,964	9,493,011	(530,907)	7,949,459	271,136,927
Inflation-Adjusted Bond Fund	66,696,116	17,605,814	2,560	(280)	3,377,562	83,247,371
International Bond Fund	58,838,025	12,325,759	—	—	147,432	73,829,863
Prime Money Market Fund	58,920,014	7,820,072	22,300	—	6,450	66,717,786
International Growth Fund	45,254,917	6,955,088	792,083	54,601	1,709,370	54,408,587
	$746,126,065	$160,180,697	$17,612,154	$135,774	$28,152,639	$927,951,891

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)
The fund owned Investor Class shares of VistaSM Fund at the beginning of the period. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

28

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Moderate
Core Equity Plus Fund	$45,780,664	$5,558,133	—	—	$3,633,156	$56,295,319
Equity Growth Fund	137,690,638	18,645,577	$973,854	$64,401	8,400,908	170,685,667
Growth Fund	100,860,171	30,325,180	—	—	6,762,067	142,424,837
Heritage Fund(3)	80,784,413	29,371,605	461,176	100,709	5,529,567	113,704,991
Large Company Value Fund	97,813,955	9,892,313	—	—	1,738,232	120,611,539
Mid Cap Value Fund	62,916,981	9,593,529	—	—	4,783,790	78,440,517
Real Estate Fund	20,976,956	5,303,879	—	—	490,107	29,372,016
Small Company Fund	24,282,674	11,676,959	5,937,931	1,352,378	94,498	32,671,509
Diversified Bond Fund	208,010,505	51,699,654	12,847,792	(644,260)	7,571,035	249,445,157
High-Yield Fund	43,500,168	22,850,240	8,337,888	(146,593)	2,602,335	57,339,983
Inflation-Adjusted Bond Fund	66,226,587	21,554,844	—	—	3,478,638	86,791,505
Emerging Markets Fund	44,345,838	7,256,739	671,931	(28,058)	190,146	56,986,291
International Growth Fund	113,454,937	22,780,983	1,363,886	74,385	4,404,638	142,386,077
Prime Money Market Fund	54,424,215	10,769,299	2,435,704	—	6,175	62,757,810
International Bond Fund	32,499,733	8,641,298	—	—	84,854	42,676,358
	$1,133,568,435	$265,920,232	$33,030,162	$772,962	$49,770,146	$1,442,589,576

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)
The fund owned Investor Class shares of VistaSM Fund at the beginning of the period. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

29

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Aggressive
Core Equity Plus Fund	$39,370,144	$4,736,083	$834,502	$243,772	$3,044,567	$47,297,592
Equity Growth Fund	86,510,946	9,824,748	1,481,670	94,409	5,183,787	104,297,632
Growth Fund	131,970,953	22,327,356	2,681,358	154,785	8,656,069	165,392,952
Heritage Fund(3)	117,995,648	22,910,206	4,071,166	715,756	7,881,565	142,204,401
Large Company Value Fund	64,760,713	6,507,813	1,145,046	24,125	1,141,646	78,554,335
Mid Cap Value Fund	41,257,891	4,822,726	52,559	20	3,086,274	49,857,115
Real Estate Fund	15,633,180	4,551,527	254,516	(3,988)	360,125	22,248,520
Small Company Fund	20,861,399	8,995,077	6,889,210	1,109,928	74,421	24,963,171
Diversified Bond Fund	85,268,331	20,315,057	10,877,652	(514,749)	3,099,220	96,025,988
High-Yield Fund	48,265,254	16,272,622	5,304,184	(99,654)	3,139,771	58,650,614
Inflation-Adjusted Bond Fund	32,213,564	9,131,612	—	—	1,707,999	40,890,681
Emerging Markets Fund	54,260,572	10,185,919	2,867,345	9,017	234,594	68,801,045
International Growth Fund	106,073,537	14,735,843	3,552,294	197,128	4,077,631	124,214,250
Prime Money Market Fund	8,465,109	1,293,708	4,981,832	—	825	4,776,985
	$852,907,241	$156,610,297	$44,993,334	$1,930,549	$41,688,494	$1,028,175,281

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)
The fund owned Investor Class shares of VistaSM Fund at the beginning of the period. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

30

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice Portfolio: Very Aggressive
Core Equity Plus Fund	$11,213,702	$1,098,165	$631,705	$84,179	$879,564	$12,810,914
Equity Growth Fund	30,570,197	2,999,867	1,964,000	139,209	1,845,549	34,841,972
Growth Fund	44,023,984	5,820,884	1,484,374	8,024	2,882,811	52,891,878
Heritage Fund(3)	38,887,708	6,740,946	1,544,209	116,023	2,679,303	45,931,900
Large Company Value Fund	22,313,208	1,891,330	1,499,811	137,173	392,329	25,502,726
Mid Cap Value Fund	14,038,094	1,813,469	889,392	50,896	1,072,309	16,216,543
Real Estate Fund	4,527,816	1,036,581	661,961	35,978	99,148	5,475,859
Small Company Fund	5,928,148	2,568,080	2,260,424	448,103	21,607	6,732,986
Emerging Markets Fund	17,458,136	2,723,004	2,224,825	60,407	72,353	20,182,212
International Growth Fund	36,311,037	3,743,284	1,550,854	53,022	1,385,904	40,898,971
Diversified Bond Fund	7,034,367	697,351	2,568,795	(74,890)	170,049	5,260,574
Prime Money Market Fund	2,322,936	286,328	1,819,132	—	212	790,132
	$234,629,333	$31,419,289	$19,099,482	$1,058,124	$11,501,138	$267,536,667

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)
The fund owned Investor Class shares of VistaSM Fund at the beginning of the period. Pursuant to an agreement and plan of reorganization, the net assets of Vista Fund were transferred to Heritage Fund in exchange for shares of Heritage Fund as of the close of business on December 6, 2013. The fund owned Investor Class shares of Heritage Fund after the reorganization and the transactions presented for the period include activity from both underlying funds.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of July 31, 2014, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 37% and 31%, respectively, of the shares of Core Equity Plus Fund. As of July 31, 2014, the funds, in aggregate, owned 90% of the total shares of Core Equity Plus Fund.

7. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

8. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2014 and July 31, 2013 were as follows:

	2014		2013
	Distributions Paid From:		Distributions Paid From:
	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains
One Choice Portfolio: Very Conservative	$6,426,657	$2,436,140	$5,911,434	$1,977,174
One Choice Portfolio: Conservative	$15,269,425	—	$12,019,382	—
One Choice Portfolio: Moderate	$24,018,441	—	$17,736,660	—
One Choice Portfolio: Aggressive	$14,880,948	—	$11,004,640	—
One Choice Portfolio: Very Aggressive	$2,298,997	—	$2,001,337	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2014, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$322,985,149	$801,539,332	$1,186,622,843
Gross tax appreciation of investments	$33,322,372	$126,412,559	$255,966,733
Gross tax depreciation of investments	(1,142,421)	—	—
Net tax appreciation (depreciation) of investments	$32,179,951	$126,412,559	$255,966,733
Undistributed ordinary income	$357,718	$692,736	$920,550
Accumulated long-term gains	$4,666,571	$8,340,000	$1,771,692

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$810,049,590	$192,545,334
Gross tax appreciation of investments	$218,125,691	$74,991,333
Gross tax depreciation of investments	—	—
Net tax appreciation (depreciation) of investments	$218,125,691	$74,991,333
Undistributed ordinary income	$7,550,146	$2,908,624
Accumulated long-term gains	$13,604,875	—
Accumulated short-term capital losses	—	$(3,048,262)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

	2018	2019
One Choice Portfolio: Very Conservative	—	—
One Choice Portfolio: Conservative	—	—
One Choice Portfolio: Moderate	—	—
One Choice Portfolio: Aggressive	—	—
One Choice Portfolio: Very Aggressive	$(814,486)	$(2,233,776)

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Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative — Investor Class
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(4)	1.74%	12%	$355,165
2013	$11.38	0.20	0.26	0.46	(0.20)	(0.08)	(0.28)	$11.56	4.04%	0.00%(4)	1.75%	28%	$351,627
2012	$11.02	0.24	0.37	0.61	(0.24)	(0.01)	(0.25)	$11.38	5.66%	0.00%(4)	2.14%	13%	$295,065
2011	$10.41	0.23	0.61	0.84	(0.23)	—	(0.23)	$11.02	8.16%	0.00%(4)	2.15%	17%	$206,540
2010	$9.88	0.23	0.53	0.76	(0.23)	—	(0.23)	$10.41	7.73%	0.01%	2.25%	15%	$158,523
One Choice Portfolio: Conservative — Investor Class
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(4)	1.85%	2%	$927,955
2013	$11.79	0.23	0.87	1.10	(0.23)	—	(0.23)	$12.66	9.42%	0.00%(4)	1.86%	3%	$746,126
2012	$11.41	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.79	5.71%	0.00%(4)	2.24%	12%	$573,351
2011	$10.42	0.24	0.99	1.23	(0.24)	—	(0.24)	$11.41	11.90%	0.00%(4)	2.16%	10%	$466,326
2010	$9.69	0.23	0.73	0.96	(0.23)	—	(0.23)	$10.42	9.99%	0.00%(4)	2.29%	7%	$326,548
One Choice Portfolio: Moderate — Investor Class
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(4)	1.88%	3%	$1,442,589
2013	$12.27	0.24	1.52	1.76	(0.24)	—	(0.24)	$13.79	14.48%	0.00%(4)	1.81%	3%	$1,133,569
2012	$12.01	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.27	4.21%	0.00%(4)	1.95%	16%	$869,723
2011	$10.60	0.21	1.41	1.62	(0.21)	—	(0.21)	$12.01	15.35%	0.00%(4)	1.80%	11%	$803,485
2010	$9.65	0.20	0.94	1.14	(0.19)	—	(0.19)	$10.60	11.90%	0.01%	1.89%	9%	$634,333

34

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive — Investor Class
2014	$14.75	0.28	1.52	1.80	(0.25)	$16.30	12.26%	0.00%(4)	1.77%	5%	$1,028,185
2013	$12.68	0.23	2.05	2.28	(0.21)	$14.75	18.15%	0.00%(4)	1.67%	5%	$852,907
2012	$12.58	0.20	0.10	0.30	(0.20)	$12.68	2.50%	0.00%(4)	1.65%	14%	$566,200
2011	$10.75	0.18	1.82	2.00	(0.17)	$12.58	18.67%	0.00%(4)	1.48%	11%	$523,231
2010	$9.62	0.17	1.11	1.28	(0.15)	$10.75	13.33%	0.01%	1.58%	8%	$421,049
One Choice Portfolio: Very Aggressive — Investor Class
2014	$15.30	0.24	1.89	2.13	(0.15)	$17.28	13.94%	0.00%(4)	1.45%	8%	$267,537
2013	$12.62	0.18	2.63	2.81	(0.13)	$15.30	22.42%	0.00%(4)	1.29%	16%	$234,629
2012	$12.62	0.12	—(5)	0.12	(0.12)	$12.62	1.05%	0.00%(4)	1.02%	13%	$193,193
2011	$10.52	0.11	2.09	2.20	(0.10)	$12.62	20.97%	0.00%(4)	0.87%	18%	$203,114
2010	$9.36	0.10	1.15	1.25	(0.09)	$10.52	13.39%	0.01%	0.93%	9%	$163,785

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

35

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
American Century Asset Allocation Portfolios, Inc.:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive, and One Choice Portfolio: Very Aggressive, five of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2014

36

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is treated as an “interested person” because of his recent employment with ACC and American Century Services, LLC (ACS). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and ACS, and do not have any other affiliations, positions, or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	73	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	73	None
Jan M. Lewis (1957)	Director	Since 2011	Retired; President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to 2013)	73	None
James A. Olson (1942)	Director and Chairman of the Board	Since 2007 (Chairman since 2014)	Member, Plaza Belmont LLC (private equity fund manager)	73	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	73	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)

37

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
John R. Whitten (1946)	Director	Since 2008	Retired	73	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	73	Applied Industrial Technologies, Inc. (2001 to 2010)
Interested Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012)	73	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	118	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

38

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer since 2014
Chief Compliance Officer, American Century funds, (March 2014 to present); Chief Compliance Officer, ACIM (February 2014 to present); Chief Compliance Officer, ACIS (October 2009 to present); Vice President, Client Interactions and Marketing, ACIS (February 2013 to January 2014); Director, Client Interactions and Marketing, ACIS (June 2007 to January 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

39

Approval of Management Agreement

At a meeting held on June 18, 2014, the Funds’ Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of the funds’ directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to each Fund;

•	the wide range of other programs and services the Advisor provides to each Fund and its shareholders on a routine and non-routine basis;

•	each Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning each Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Funds, the profitability of each Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Funds and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Funds.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

40

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing each Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, and One Choice Portfolio: Moderate was above each Fund’s respective benchmark for the one-, three-, and five-year periods reviewed by the Board. The performance for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive was above each Fund’s respective benchmark for the one- and three-year periods and below each Fund’s respective benchmark for the five-year period reviewed by the Board. Taking all these factors into consideration, the Board found the investment management services provided to each Fund by the Advisor to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well

41

as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services to the Funds, and the reasonableness of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to the Fund.
Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the

42

Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of certain underlying funds to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between each Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

43

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

44

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2014.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2014 as qualified for the corporate dividends received deduction.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$1,328,281	$4,437,443	$8,344,412	$9,979,460	$2,357,027

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2014.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$466,679	—	—	—	—

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions for the fiscal year ended July 31, 2014.

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$2,718,312	—	—	—	—

For the fiscal year ended July 31, 2014, the funds intend to pass through to shareholders the following, or up to the maximum amount allowable, as a foreign tax credit which represents taxes paid on income derived from sources within foreign countries or possessions of the United States. During the fiscal year ended July 31, 2014, the funds earned the following income derived from foreign sources.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	—	—	—	—
One Choice Portfolio: Conservative	$71,391	0.0010	$515,947	0.0075
One Choice Portfolio: Moderate	$184,136	0.0019	$1,330,761	0.0138
One Choice Portfolio: Aggressive	$170,095	0.0027	$1,229,284	0.0195
One Choice Portfolio: Very Aggressive	$58,030	0.0037	$419,387	0.0271

The funds utilized the following earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
$614,844	—	—	—	—

45

Notes

46

Notes

47

Notes

48

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-83139 1409

ANNUAL REPORT	JULY 31, 2014

One ChoiceSM In Retirement Portfolio

One ChoiceSM 2015 Portfolio

One ChoiceSM 2020 Portfolio

One ChoiceSM 2025 Portfolio

One ChoiceSM 2030 Portfolio

One ChoiceSM 2035 Portfolio

One ChoiceSM 2040 Portfolio

One ChoiceSM 2045 Portfolio

One ChoiceSM 2050 Portfolio

One ChoiceSM 2055 Portfolio

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended July 31, 2014. It provides investment performance and portfolio information for the reporting period, plus longer-term historical performance data.

Annual reports remain important vehicles for conveying information about fund returns, including market and economic factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Aggressive Monetary Policies, as Investors Sought Risk and Yield, Boosted Returns

Stimulative monetary policies and expectations of longer-term economic improvement, interspersed with concerns about nearer-term weaker-than-expected economic data and geopolitical conflicts, helped drive financial market returns during the reporting period. We believe the combination of longer-term optimism about global economic growth, low costs of capital, and central bank purchases of fixed-income securities helped persuade investors to seek risk and yield. Broad stock market index returns were largely in the 10-20% range across the spectrum of developed versus emerging and large-cap versus small-cap markets. The S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index advanced 16.94%, 15.07%, and 15.32%, respectively.

Bond performance was also generally solid, which was a surprise, given pre-2014 expectations for rising inflation and interest rates. Inflation showed signs of increasing, but remained contained, and interest rates actually fell in many markets. According to Bloomberg, the 10-year U.S. Treasury yield edged downward from 2.59% to 2.56% during the 12 months, while the 30-year U.S. Treasury yield fell from 3.65% to 3.32%. This “bull market flattening” of the U.S. Treasury yield curve helped produce a total return of 9.74% for the 30-year U.S. Treasury bond, according to Barclays. Indices that tracked U.S. high-yield and investment-grade corporate bonds and mortgage-backed securities also generally outperformed the broad Barclays U.S. Aggregate Bond Index, which advanced 3.97%.

Looking ahead, we see signs of sustained economic growth for the remainder of 2014, but headwinds persist. In the U.S., which was supposed to be an economic growth leader this year, housing market momentum has slowed, inflation and interest rates could rise, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice In Retirement Portfolio
Investor Class	ARTOX	8.19%	9.20%	6.05%	8/31/04
S&P Target Date Retirement Income Index(1)	—	6.27%	7.28%	5.03%	—
Russell 3000 Index	—	16.37%	17.07%	8.46%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.64%	—
Institutional Class	ATTIX	8.40%	9.43%	6.27%	8/31/04
A Class(2)	ARTAX				8/31/04
No sales charge*		7.92%	8.93%	5.79%
With sales charge*		1.69%	7.65%	5.16%
C Class	ATTCX	7.13%	—	7.50%	3/1/10
R Class	ARSRX	7.57%	8.65%	5.51%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date Retirement Income Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2015 Portfolio
Investor Class	ARFIX	8.27%	9.61%	6.55%	8/31/04
S&P Target Date To 2015 Index(1)	—	7.68%	8.49%	N/A(2)	—
S&P Target Date 2015 Index	—	8.77%	9.69%	6.14%	—
Russell 3000 Index	—	16.37%	17.07%	8.46%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.64%	—
Institutional Class	ARNIX	8.56%	9.83%	6.77%	8/31/04
A Class(3)	ARFAX				8/31/04
No sales charge*		8.01%	9.33%	6.28%
With sales charge*		1.83%	8.04%	5.65%
C Class	AFNCX	7.21%	—	7.77%	3/1/10
R Class	ARFRX	7.83%	9.08%	6.03%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2015 Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Benchmark data first available May 2007.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.
The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2020 Portfolio
Investor Class	ARBVX	8.99%	10.21%	5.59%	5/30/08
S&P Target Date To 2020 Index(1)	—	8.61%	9.46%	4.82%	—
Russell 3000 Index	—	16.37%	17.07%	7.89%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.85%	—
Institutional Class	ARBSX	9.20%	10.43%	5.79%	5/30/08
A Class(2)	ARBMX				5/30/08
No sales charge*		8.64%	9.94%	5.31%
With sales charge*		2.42%	8.63%	4.30%
C Class	ARNCX	7.91%	—	8.29%	3/1/10
R Class	ARBRX	8.37%	9.67%	5.06%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2020 Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2025 Portfolio
Investor Class	ARWIX	9.61%	10.79%	7.10%	8/31/04
S&P Target Date To 2025 Index(1)	—	9.47%	10.34%	N/A(2)	—
S&P Target Date 2025 Index	—	10.65%	11.48%	6.83%	—
Russell 3000 Index	—	16.37%	17.07%	8.46%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.64%	—
Institutional Class	ARWFX	9.83%	11.01%	7.31%	8/31/04
A Class(3)	ARWAX				8/31/04
No sales charge*		9.35%	10.53%	6.83%
With sales charge*		3.02%	9.24%	6.20%
C Class	ARWCX	8.46%	—	8.80%	3/1/10
R Class	ARWRX	9.01%	10.23%	6.56%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2025 Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Benchmark data first available May 2007.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2030 Portfolio
Investor Class	ARCVX	10.15%	11.44%	5.60%	5/30/08
S&P Target Date To 2030 Index(1)	—	10.28%	11.17%	4.91%	—
Russell 3000 Index	—	16.37%	17.07%	7.89%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.85%	—
Institutional Class	ARCSX	10.37%	11.64%	5.79%	5/30/08
A Class(2)	ARCMX				5/30/08
No sales charge*		9.89%	11.14%	5.32%
With sales charge*		3.55%	9.83%	4.31%
C Class	ARWOX	9.07%	—	9.30%	3/1/10
R Class	ARCRX	9.53%	10.85%	5.05%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2030 Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2035 Portfolio
Investor Class	ARYIX	10.91%	12.19%	7.60%	8/31/04
S&P Target Date To 2035 Index(1)	—	11.08%	11.89%	N/A(2)	—
S&P Target Date 2035 Index	—	12.15%	12.66%	7.13%	—
Russell 3000 Index	—	16.37%	17.07%	8.46%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.64%	—
Institutional Class	ARLIX	11.04%	12.39%	7.81%	8/31/04
A Class(3)	ARYAX				8/31/04
No sales charge*		10.57%	11.90%	7.33%
With sales charge*		4.18%	10.59%	6.69%
C Class	ARLCX	9.76%	—	9.97%	3/1/10
R Class	ARYRX	10.30%	11.61%	7.06%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2035 Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Benchmark data first available May 2007.

(3)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2040 Portfolio
Investor Class	ARDVX	11.63%	12.85%	6.05%	5/30/08
S&P Target Date To 2040 Index(1)	—	11.75%	12.51%	5.06%	—
Russell 3000 Index	—	16.37%	17.07%	7.89%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.85%	—
Institutional Class	ARDSX	11.84%	13.10%	6.25%	5/30/08
A Class(2)	ARDMX				5/30/08
No sales charge*		11.36%	12.59%	5.78%
With sales charge*		4.98%	11.27%	4.77%
C Class	ARNOX	10.46%	—	10.58%	3/1/10
R Class	ARDRX	11.10%	12.31%	5.52%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2040 Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2045 Portfolio
Investor Class	AROIX	12.34%	13.30%	7.97%	8/31/04
S&P Target Date To 2045 Index(1)	—	12.36%	13.06%	N/A(2)	—
S&P Target Date 2040 Index(3)	—	12.65%	13.03%	7.27%	—
Russell 3000 Index	—	16.37%	17.07%	8.46%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.64%	—
Institutional Class	AOOIX	12.55%	13.53%	8.19%	8/31/04
A Class(4)	AROAX				8/31/04
No sales charge*		12.08%	13.02%	7.70%
With sales charge*		5.62%	11.70%	7.06%
C Class	AROCX	11.18%	—	11.01%	3/1/10
R Class	ARORX	11.73%	12.73%	7.43%	8/31/04

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2045 Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Benchmark data first available May 2007.

(3)
There is not an S&P Target Date 2045 (or longer) Index with history to cover the performance period since the fund's inception. The fund's investment advisor believes the S&P Target Date 2040 Index is a reasonable proxy for comparison purposes.

(4)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	5 years	Since Inception	Inception Date
One Choice 2050 Portfolio
Investor Class	ARFVX	12.59%	13.54%	5.89%	5/30/08
S&P Target Date To 2050 Index(1)	—	12.91%	13.35%	5.40%	—
Russell 3000 Index	—	16.37%	17.07%	7.89%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	4.46%	4.85%	—
Institutional Class	ARFSX	12.79%	13.77%	6.10%	5/30/08
A Class(2)	ARFMX				5/30/08
No sales charge*		12.32%	13.25%	5.62%
With sales charge*		5.83%	11.93%	4.61%
C Class	ARFDX	11.40%	—	11.20%	3/1/10
R Class	ARFWX	11.96%	12.96%	5.35%	5/30/08

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2050 Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

(2)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance has been adjusted to reflect this charge.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice 2055 Portfolio
Investor Class	AREVX	12.87%	10.44%	3/31/11
S&P Target Date To 2055+ Index(1)	—	13.48%	9.90%	—
Russell 3000 Index	—	16.37%	13.99%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	3.91%	—
Institutional Class	ARENX	13.09%	10.65%	3/31/11
A Class	AREMX			3/31/11
No sales charge*		12.52%	10.13%
With sales charge*		6.07%	8.20%
C Class	AREFX	11.72%	9.33%	3/31/11
R Class	AREOX	12.25%	9.88%	3/31/11

*
Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)
Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S. Aggregate Bond Index to the S&P Target Date To 2055+ Index, which the fund’s investment advisor believes is more reflective of the fund’s strategy. The fund’s investment process will not change.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice In Retirement Portfolio — Investor Class
$10,000 investment made August 31, 2004

Value on July 31, 2014
Investor Class — $17,906

S&P Target Date Retirement Income Index — $16,264

Russell 3000 Index — $22,374

Barclays U.S. Aggregate Bond Index — $15,689

*From August 31, 2004, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2015 Portfolio — Investor Class*
$10,000 investment made August 31, 2004

Value on July 31, 2014
Investor Class — $18,760

S&P Target Date 2015 Index — $18,055

Russell 3000 Index — $22,374

Barclays U.S. Aggregate Bond Index — $15,689

* Since S&P Target Date To 2015 Index return data is only available from May 2007, it is not included in the line chart.
**From August 31, 2004, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2020 Portfolio — Investor Class
$10,000 investment made May 30, 2008

Value on July 31, 2014
Investor Class — $13,988

S&P Target Date To 2020 Index — $13,371

Russell 3000 Index — $15,981

Barclays U.S. Aggregate Bond Index — $13,396

*From May 30, 2008, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2025 Portfolio — Investor Class*
$10,000 investment made August 31, 2004

Value on July 31, 2014
Investor Class — $19,747

S&P Target Date 2025 Index — $19,244

Russell 3000 Index — $22,374

Barclays U.S. Aggregate Bond Index — $15,689

* Since S&P Target Date To 2025 Index return data is only available from May 2007, it is not included in the line chart.
**From August 31, 2004, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2030 Portfolio — Investor Class
$10,000 investment made May 30, 2008

Value on July 31, 2014
Investor Class — $13,997

S&P Target Date To 2030 Index — $13,442

Russell 3000 Index — $15,981

Barclays U.S. Aggregate Bond Index — $13,396

*From May 30, 2008, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2035 Portfolio — Investor Class*
$10,000 investment made August 31, 2004

Value on July 31, 2014
Investor Class — $20,675

S&P Target Date 2035 Index — $19,798

Russell 3000 Index — $22,374

Barclays U.S. Aggregate Bond Index — $15,689

* Since S&P Target Date To 2035 Index return data is only available from May 2007, it is not included in the line chart.
**From August 31, 2004, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2040 Portfolio — Investor Class
$10,000 investment made May 30, 2008

Value on July 31, 2014
Investor Class — $14,369

S&P Target Date To 2040 Index — $13,559

Russell 3000 Index — $15,981

Barclays U.S. Aggregate Bond Index — $13,396

*From May 30, 2008, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2045 Portfolio — Investor Class*
$10,000 investment made August 31, 2004

Value on July 31, 2014
Investor Class — $21,405

S&P Target Date 2040 Index** — $20,047

Russell 3000 Index — $22,374

Barclays U.S. Aggregate Bond Index — $15,689

* Since S&P Target Date To 2045 Index return data is only available from May 2007, it is not included in the line chart.
**There is not an S&P Target Date 2045 (or longer) Index with history to cover the performance period since the fund's inception. The fund's investment advisor believes the S&P Target Date 2040 Index is a reasonable proxy for comparison purposes.
***From August 31, 2004, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2050 Portfolio — Investor Class
$10,000 investment made May 30, 2008

Value on July 31, 2014
Investor Class — $14,233

S&P Target Date To 2050 Index — $13,831

Russell 3000 Index — $15,981

Barclays U.S. Aggregate Bond Index — $13,396

*From May 30, 2008, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Growth of $10,000 Over Life of One Choice 2055 Portfolio — Investor Class
$10,000 investment made March 31, 2011

Value on July 31, 2014
Investor Class — $13,928

S&P Target Date To 2055+ Index — $13,700

Russell 3000 Index — $15,478

Barclays U.S. Aggregate Bond Index — $11,367

*From March 31, 2011, the Investor Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Total Annual Fund Operating Expenses
	Investor Class	Institutional Class	A Class	C Class	R Class
One Choice In Retirement Portfolio	0.77%	0.57%	1.02%	1.77%	1.27%
One Choice 2015 Portfolio	0.79%	0.59%	1.04%	1.79%	1.29%
One Choice 2020 Portfolio	0.82%	0.62%	1.07%	1.82%	1.32%
One Choice 2025 Portfolio	0.85%	0.65%	1.10%	1.85%	1.35%
One Choice 2030 Portfolio	0.87%	0.67%	1.12%	1.87%	1.37%
One Choice 2035 Portfolio	0.90%	0.70%	1.15%	1.90%	1.40%
One Choice 2040 Portfolio	0.93%	0.73%	1.18%	1.93%	1.43%
One Choice 2045 Portfolio	0.97%	0.77%	1.22%	1.97%	1.47%
One Choice 2050 Portfolio	0.98%	0.78%	1.23%	1.98%	1.48%
One Choice 2055 Portfolio	0.99%	0.79%	1.24%	1.99%	1.49%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. A portfolio’s target date is the approximate year when investors plan to start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary

Portfolio Managers: Scott Wittman, Rich Weiss, Scott Wilson, Radu Gabudean, and David MacEwen

In December 2013, David MacEwen, Senior Vice President, became Co-Chief Investment Officer and chairman of the firm’s Asset Allocation Committee.

Performance Summary

Each of the ten One Choice Target Date Portfolios advanced for the fiscal year ended July 31, 2014, with returns ranging from 12.87%* for the One Choice 2055 Portfolio to 8.19% for the One Choice In Retirement Portfolio (see pages 3-23 for more detailed performance information). The gains for the 12-month period reflected solid returns of both global equity and fixed-income markets, which rallied on signs of continued global economic growth and accommodative monetary policies enacted by central banks around the globe.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Global equity markets appreciated during the fiscal year, driven in large part by continued signs of steady, albeit slow, growth. A commitment by central banks around the world to create an environment stimulative of growth while avoiding deflation supported equities. Although the U.S. Federal Reserve (the Fed) began gradual tapering of its monthly quantitative easing (QE) program, continued Fed support drove markets as broad U.S. indices staged record-breaking rallies several times during the period. U.S. equities took a breather during an unusually harsh winter that pressured the already-tepid economic recovery. Slowdowns were seen in several key areas including sales of consumer discretionary items such as appliances and autos, as well as construction, real estate, and energy. Flaring political tensions in several regions, including Russia/Ukraine and the Middle East, also dampened equity returns. A spring/summer rebound sent markets to record highs on the heels of encouraging industrial production, consumer data, and the lowest unemployment level in nearly six years. Large-cap U.S. equities led both the small- and mid-cap segments, and despite a stark divergence in performance during the winter, growth stocks finished the period ahead of their value counterparts. Broad non-U.S. markets, both developed and emerging, also produced strong results, marginally trailing those of the U.S. but ending the period with double-digit gains.

The U.S. bond market produced positive returns for the 12-months ending July 31, 2014, driven in large part by the rally that ushered in 2014. Much of the period was characterized by a heightened appetite for risk and demand for yield as investors gravitated toward higher-yielding securities. Bond yields fluctuated throughout the period, rising during the early part of the fiscal year due to uncertainty surrounding the beginning of the end of the Fed’s stimulus program. Weaker-than-expected economic activity coupled with geopolitical tensions at the beginning of 2014 helped drive down U.S. Treasury yields, which declined again following an unexpectedly large first-quarter GDP revision. Given the risk-on environment, high-yield corporate bonds and longer-duration/maturity securities were among the best performers, although all sectors of the U.S. bond market advanced. Particular strength was seen in long-term U.S. Treasuries, municipal bonds, and high-yield bonds, which led investment grade bonds. Non-U.S. bonds also ended the period with strong results, outperforming those of the U.S. as the European Central Bank eased monetary policy and Japan continued aggressive easing efforts.

*
All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the fund's benchmark, other share classes may not. See pages 3-12 for returns for all share classes.

Fund Information

Each One Choice Target Date Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 27-28 for the specific underlying fund allocations for each Portfolio.) A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. The principal value of the investment is not guaranteed at any time, including at the target date. One Choice In Retirement Portfolio is generally intended for investors near, at, or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-dated Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each Portfolio reaches its target date, its target asset mix will become fixed and match that of One Choice In Retirement Portfolio, which seeks current income and capital appreciation.

Portfolio Performance

Within the Portfolios, each equity fund, both U.S. and non-U.S., produced strong positive returns for the 12-month period. NT Core Equity Plus Fund generated the best absolute performance, producing a return of nearly 19%. Other leading absolute performers included NT Equity Growth Fund and NT Growth Fund, although the latter underperformed its underlying fund benchmark. NT Small Company Fund generated strong outperformance of its underlying fund benchmark and contributed significantly to results across all Portfolios. Underperformance among equity funds, relative to their underlying fund benchmarks, came from NT International Growth Fund, NT Heritage Fund, and NT Large Company Value Fund, all of which dampened overall Portfolio results.

Each of the Portfolios’ fixed-income components also advanced. Top absolute performance in the fixed-income space came from High-Yield Fund and International Bond Fund (held by Portfolios nearing their target dates), although unsuccessful security selection in those funds led them to underperform their underlying fund benchmarks. NT Diversified Bond Fund, the largest fixed-income segment in the Portfolios, modestly outperformed its benchmark for the 12-month period, contributing positively to performance.

A Look Ahead

We believe that global economic recovery will continue to progress, albeit at a slower pace than during prior post-recessionary periods, and we expect it to stay the course through the remainder of 2014. Recent indicators such as improvements in small business and consumer confidence suggest a sustainable rebound in the U.S., and economic growth is likely to further benefit from the recovering labor and housing markets. The Fed is expected to continue its tapering of QE as labor market conditions improve which is likely to lead to moderately higher interest rates. Despite mixed data, Europe seems poised to continue its rebound, especially those countries and sectors that have made meaningful progress in structural reform. While accommodative monetary policy is expected to remain in place in the eurozone, interest rates in the U.K. could rise if economic recovery proceeds at the pace seen recently. Asia remains an area to carefully monitor given a number of unknowns including the impact of Japan’s recent tax hike and the long-term effectiveness of economic reforms on the country’s recovery. Likewise, we are closely watching the effects of government reform programs on China’s growth. Though a continuation of political instability as well as the potential for rising inflation and interest rates could lead to heightened levels of market volatility, resilient global demand and continued accommodative monetary policy are supportive for emerging markets, which have seen a pickup in exports, appear attractive on valuations, and could gain further momentum. Interest rates are likely to remain relatively low and rise only gradually, and tame inflation combined with stimulative monetary policies are supportive of global growth and financial markets.

Although we do not make tactical allocation shifts within the One Choice Target Date Portfolios, the teams managing the underlying funds may make adjustments based on where they see the greatest opportunities. For example, within the NT Diversified Bond Fund, the largest component of the Portfolios’ fixed-income allocation, the fixed income team remains underweight to Treasuries and government agencies in favor of spread (non-Treasury) sectors, including overweight positions in corporate credit and the securitized sector. These market dynamics, and the constantly changing investment environment, reinforce our belief that broad-based diversification among asset classes and within asset classes is essential to long-term investing success.

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2014
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.2%
NT Equity Growth Fund	9.8%	9.9%	9.5%	9.2%	9.2%
NT Growth Fund	6.4%	6.5%	7.8%	8.9%	10.6%
NT Heritage Fund	2.5%	2.6%	3.6%	4.5%	5.0%
NT Large Company Value Fund	10.8%	10.9%	11.1%	11.3%	11.8%
NT Mid Cap Value Fund	4.0%	4.1%	4.9%	5.5%	5.2%
NT Small Company Fund	2.0%	2.0%	2.0%	2.4%	3.3%
Real Estate Fund	1.0%	1.0%	1.3%	1.5%	1.8%
NT Emerging Markets Fund	—	0.1%	1.1%	2.3%	2.8%
NT International Growth Fund	5.0%	5.0%	5.9%	6.8%	8.3%
Total Equity	44.5%	45.1%	50.2%	55.4%	61.2%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.6%	3.5%	3.1%
Inflation-Adjusted Bond Fund	1.5%	1.7%	3.0%	4.1%	5.0%
NT Diversified Bond Fund	26.9%	26.7%	25.7%	24.5%	22.1%
Short Duration Inflation Protection Bond Fund	6.2%	5.9%	4.3%	2.8%	1.3%
International Bond Fund	7.0%	6.9%	5.9%	4.7%	2.3%
Total Fixed Income	45.4%	45.0%	42.5%	39.6%	33.8%
Premium Money Market Fund	10.1%	9.9%	7.3%	5.0%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2014
	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Equity
NT Core Equity Plus Fund	3.2%	3.5%	4.4%	4.5%	4.5%
NT Equity Growth Fund	9.3%	10.1%	10.2%	10.2%	10.7%
NT Growth Fund	12.6%	13.5%	14.4%	14.7%	15.2%
NT Heritage Fund	5.4%	6.3%	7.2%	7.2%	7.5%
NT Large Company Value Fund	12.5%	13.5%	14.4%	14.9%	15.4%
NT Mid Cap Value Fund	5.4%	6.4%	7.3%	7.3%	7.5%
NT Small Company Fund	4.2%	4.1%	4.0%	4.6%	5.0%
Real Estate Fund	2.0%	2.3%	2.5%	2.8%	3.0%
NT Emerging Markets Fund	3.4%	4.3%	5.3%	6.1%	6.5%
NT International Growth Fund	9.4%	9.8%	10.2%	10.0%	9.5%
Total Equity	67.4%	73.8%	79.9%	82.3%	84.8%
Fixed Income
High-Yield Fund	2.7%	2.3%	2.0%	1.7%	1.5%
Inflation-Adjusted Bond Fund	5.5%	4.8%	4.0%	3.5%	3.0%
NT Diversified Bond Fund	19.6%	16.8%	14.1%	12.5%	10.7%
Total Fixed Income	27.8%	23.9%	20.1%	17.7%	15.2%
Premium Money Market Fund	4.8%	2.3%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period(1) 2/1/14 – 7/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 2/1/14 – 7/31/14	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,046.90	$1.02	0.20%	$3.81	0.75%
Institutional Class	$1,000	$1,047.80	$0.00	0.00%(3)	$2.79	0.55%
A Class	$1,000	$1,045.70	$2.28	0.45%	$5.07	1.00%
C Class	$1,000	$1,041.50	$6.07	1.20%	$8.86	1.75%
R Class	$1,000	$1,043.70	$3.55	0.70%	$6.33	1.25%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$3.76	0.75%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.76	0.55%
A Class	$1,000	$1,022.56	$2.26	0.45%	$5.01	1.00%
C Class	$1,000	$1,018.84	$6.01	1.20%	$8.75	1.75%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.26	1.25%
One Choice 2015 Portfolio
Actual
Investor Class	$1,000	$1,047.00	$1.02	0.20%	$3.86	0.76%
Institutional Class	$1,000	$1,048.50	$0.00	0.00%(3)	$2.84	0.56%
A Class	$1,000	$1,046.30	$2.28	0.45%	$5.12	1.01%
C Class	$1,000	$1,042.40	$6.08	1.20%	$8.91	1.76%
R Class	$1,000	$1,045.50	$3.55	0.70%	$6.39	1.26%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$3.81	0.76%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.81	0.56%
A Class	$1,000	$1,022.56	$2.26	0.45%	$5.06	1.01%
C Class	$1,000	$1,018.84	$6.01	1.20%	$8.80	1.76%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.31	1.26%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period(1)2/1/14 – 7/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)2/1/14 – 7/31/14	Effective Annualized Expense Ratio(2)
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$1,051.50	$1.02	0.20%	$4.02	0.79%
Institutional Class	$1,000	$1,052.30	$0.00	0.00%(3)	$3.00	0.59%
A Class	$1,000	$1,048.90	$2.29	0.45%	$5.28	1.04%
C Class	$1,000	$1,046.20	$6.09	1.20%	$9.08	1.79%
R Class	$1,000	$1,048.90	$3.56	0.70%	$6.55	1.29%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$3.96	0.79%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.96	0.59%
A Class	$1,000	$1,022.56	$2.26	0.45%	$5.21	1.04%
C Class	$1,000	$1,018.84	$6.01	1.20%	$8.95	1.79%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.46	1.29%
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,054.30	$1.02	0.20%	$4.18	0.82%
Institutional Class	$1,000	$1,055.00	$0.00	0.00%(3)	$3.16	0.62%
A Class	$1,000	$1,052.80	$2.29	0.45%	$5.45	1.07%
C Class	$1,000	$1,049.10	$6.10	1.20%	$9.25	1.82%
R Class	$1,000	$1,051.40	$3.56	0.70%	$6.71	1.32%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.11	0.82%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.11	0.62%
A Class	$1,000	$1,022.56	$2.26	0.45%	$5.36	1.07%
C Class	$1,000	$1,018.84	$6.01	1.20%	$9.10	1.82%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.61	1.32%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period(1)2/1/14 – 7/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)2/1/14 – 7/31/14	Effective Annualized Expense Ratio(2)
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,056.90	$1.02	0.20%	$4.28	0.84%
Institutional Class	$1,000	$1,057.80	$0.00	0.00%(3)	$3.27	0.64%
A Class	$1,000	$1,056.20	$2.29	0.45%	$5.56	1.09%
C Class	$1,000	$1,051.80	$6.10	1.20%	$9.36	1.84%
R Class	$1,000	$1,053.60	$3.56	0.70%	$6.82	1.34%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.21	0.84%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.21	0.64%
A Class	$1,000	$1,022.56	$2.26	0.45%	$5.46	1.09%
C Class	$1,000	$1,018.84	$6.01	1.20%	$9.20	1.84%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.71	1.34%
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,060.50	$1.02	0.20%	$4.39	0.86%
Institutional Class	$1,000	$1,061.10	$0.00	0.00%(3)	$3.37	0.66%
A Class	$1,000	$1,059.10	$2.30	0.45%	$5.67	1.11%
C Class	$1,000	$1,055.00	$6.11	1.20%	$9.48	1.86%
R Class	$1,000	$1,057.80	$3.57	0.70%	$6.94	1.36%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.31	0.86%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.31	0.66%
A Class	$1,000	$1,022.56	$2.26	0.45%	$5.56	1.11%
C Class	$1,000	$1,018.84	$6.01	1.20%	$9.30	1.86%
R Class	$1,000	$1,021.32	$3.51	0.70%	$6.81	1.36%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period(1)2/1/14 – 7/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)2/1/14 – 7/31/14	Effective Annualized Expense Ratio(2)
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,064.60	$1.02	0.20%	$4.61	0.90%
Institutional Class	$1,000	$1,065.40	$0.00	0.00%(3)	$3.58	0.70%
A Class	$1,000	$1,062.90	$2.30	0.45%	$5.88	1.15%
C Class	$1,000	$1,059.60	$6.13	1.20%	$9.70	1.90%
R Class	$1,000	$1,062.10	$3.58	0.70%	$7.16	1.40%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.51	0.90%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.51	0.70%
A Class	$1,000	$1,022.56	$2.26	0.45%	$5.76	1.15%
C Class	$1,000	$1,018.84	$6.01	1.20%	$9.49	1.90%
R Class	$1,000	$1,021.32	$3.51	0.70%	$7.00	1.40%
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,069.20	$1.03	0.20%	$4.77	0.93%
Institutional Class	$1,000	$1,070.50	$0.00	0.00%(3)	$3.75	0.73%
A Class	$1,000	$1,067.90	$2.31	0.45%	$6.05	1.18%
C Class	$1,000	$1,063.90	$6.14	1.20%	$9.88	1.93%
R Class	$1,000	$1,066.60	$3.59	0.70%	$7.33	1.43%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.66	0.93%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.66	0.73%
A Class	$1,000	$1,022.56	$2.26	0.45%	$5.91	1.18%
C Class	$1,000	$1,018.84	$6.01	1.20%	$9.64	1.93%
R Class	$1,000	$1,021.32	$3.51	0.70%	$7.15	1.43%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period(1)2/1/14 – 7/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)2/1/14 – 7/31/14	Effective Annualized Expense Ratio(2)
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,071.70	$1.03	0.20%	$4.88	0.95%
Institutional Class	$1,000	$1,072.50	$0.00	0.00%(3)	$3.85	0.75%
A Class	$1,000	$1,070.10	$2.31	0.45%	$6.16	1.20%
C Class	$1,000	$1,065.80	$6.15	1.20%	$9.99	1.95%
R Class	$1,000	$1,068.40	$3.59	0.70%	$7.44	1.45%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.76	0.95%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.76	0.75%
A Class	$1,000	$1,022.56	$2.26	0.45%	$6.01	1.20%
C Class	$1,000	$1,018.84	$6.01	1.20%	$9.74	1.95%
R Class	$1,000	$1,021.32	$3.51	0.70%	$7.25	1.45%
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,073.10	$1.03	0.20%	$4.88	0.95%
Institutional Class	$1,000	$1,073.90	$0.00	0.00%(3)	$3.86	0.75%
A Class	$1,000	$1,071.50	$2.31	0.45%	$6.16	1.20%
C Class	$1,000	$1,067.40	$6.15	1.20%	$10.00	1.95%
R Class	$1,000	$1,070.70	$3.59	0.70%	$7.44	1.45%
Hypothetical
Investor Class	$1,000	$1,023.80	$1.00	0.20%	$4.76	0.95%
Institutional Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.76	0.75%
A Class	$1,000	$1,022.56	$2.26	0.45%	$6.01	1.20%
C Class	$1,000	$1,018.84	$6.01	1.20%	$9.74	1.95%
R Class	$1,000	$1,021.32	$3.51	0.70%	$7.25	1.45%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class’s annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

Schedules of Investments

JULY 31, 2014

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.5%
NT Core Equity Plus Fund Institutional Class	1,213,496	$18,748,506
NT Equity Growth Fund Institutional Class	4,813,364	61,996,124
NT Growth Fund Institutional Class	2,509,783	40,407,511
NT Heritage Fund Institutional Class	1,218,332	15,558,098
NT Large Company Value Fund Institutional Class	5,428,536	68,182,408
NT Mid Cap Value Fund Institutional Class	1,915,333	24,995,101
NT Small Company Fund Institutional Class	1,189,684	12,384,609
Real Estate Fund Institutional Class	233,018	6,333,427
		248,605,784
DOMESTIC FIXED INCOME FUNDS — 38.4%
High-Yield Fund Institutional Class	3,915,106	24,038,749
Inflation-Adjusted Bond Fund Institutional Class	793,500	9,514,071
NT Diversified Bond Fund Institutional Class	15,613,415	168,937,152
Short Duration Inflation Protection Bond Fund Institutional Class	3,731,363	38,843,486
		241,333,458
MONEY MARKET FUNDS — 10.1%
Premium Money Market Fund Investor Class	63,596,470	63,596,470
INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund Institutional Class	3,092,797	44,288,846
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund Institutional Class	2,685,956	31,157,092
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $526,749,023)		628,981,650
OTHER ASSETS AND LIABILITIES†		(10,440)
TOTAL NET ASSETS — 100.0%		$628,971,210

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2015 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 40.0%
NT Core Equity Plus Fund Institutional Class	2,452,489	$37,890,953
NT Equity Growth Fund Institutional Class	9,786,027	126,044,031
NT Growth Fund Institutional Class	5,182,404	83,436,708
NT Heritage Fund Institutional Class	2,597,496	33,170,019
NT Large Company Value Fund Institutional Class	11,022,770	138,445,986
NT Mid Cap Value Fund Institutional Class	4,011,275	52,347,142
NT Small Company Fund Institutional Class	2,409,401	25,081,867
Real Estate Fund Institutional Class	482,226	13,106,890
		509,523,596
DOMESTIC FIXED INCOME FUNDS — 38.1%
High-Yield Fund Institutional Class	7,813,003	47,971,835
Inflation-Adjusted Bond Fund Institutional Class	1,775,376	21,286,754
NT Diversified Bond Fund Institutional Class	31,470,590	340,511,788
Short Duration Inflation Protection Bond Fund Institutional Class	7,261,777	75,595,100
		485,365,477
MONEY MARKET FUNDS — 9.9%
Premium Money Market Fund Investor Class	125,381,873	125,381,873
INTERNATIONAL FIXED INCOME FUNDS — 6.9%
International Bond Fund Institutional Class	6,149,740	88,064,271
INTERNATIONAL EQUITY FUNDS — 5.1%
NT Emerging Markets Fund Institutional Class	155,639	1,715,137
NT International Growth Fund Institutional Class	5,456,991	63,301,099
		65,016,236
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,045,470,654)		1,273,351,453
OTHER ASSETS AND LIABILITIES†		(378)
TOTAL NET ASSETS — 100.0%		$1,273,351,075

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 43.2%
NT Core Equity Plus Fund Institutional Class	2,600,485	$40,177,487
NT Equity Growth Fund Institutional Class	9,947,037	128,117,838
NT Growth Fund Institutional Class	6,522,353	105,009,877
NT Heritage Fund Institutional Class	3,797,847	48,498,511
NT Large Company Value Fund Institutional Class	11,904,247	149,517,346
NT Mid Cap Value Fund Institutional Class	5,021,335	65,528,416
NT Small Company Fund Institutional Class	2,542,431	26,466,705
Real Estate Fund Institutional Class	637,599	17,329,947
		580,646,127
DOMESTIC FIXED INCOME FUNDS — 36.6%
High-Yield Fund Institutional Class	8,004,822	49,149,604
Inflation-Adjusted Bond Fund Institutional Class	3,371,806	40,427,949
NT Diversified Bond Fund Institutional Class	31,904,039	345,201,698
Short Duration Inflation Protection Bond Fund Institutional Class	5,582,518	58,114,015
		492,893,266
MONEY MARKET FUNDS — 7.3%
Premium Money Market Fund Investor Class	98,236,472	98,236,472
INTERNATIONAL EQUITY FUNDS — 7.0%
NT Emerging Markets Fund Institutional Class	1,388,264	15,298,669
NT International Growth Fund Institutional Class	6,775,178	78,592,061
		93,890,730
INTERNATIONAL FIXED INCOME FUNDS — 5.9%
International Bond Fund Institutional Class	5,543,361	79,380,924
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,158,579,902)		1,345,047,519
OTHER ASSETS AND LIABILITIES†		901
TOTAL NET ASSETS — 100.0%		$1,345,048,420

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 46.3%
NT Core Equity Plus Fund Institutional Class	4,193,413	$64,788,224
NT Equity Growth Fund Institutional Class	15,425,935	198,686,047
NT Growth Fund Institutional Class	11,990,464	193,046,477
NT Heritage Fund Institutional Class	7,579,590	96,791,367
NT Large Company Value Fund Institutional Class	19,426,434	243,996,009
NT Mid Cap Value Fund Institutional Class	9,109,325	118,876,688
NT Small Company Fund Institutional Class	4,876,213	50,761,373
Real Estate Fund Institutional Class	1,228,233	33,383,373
		1,000,329,558
DOMESTIC FIXED INCOME FUNDS — 34.9%
High-Yield Fund Institutional Class	12,133,810	74,501,593
Inflation-Adjusted Bond Fund Institutional Class	7,451,041	89,337,982
NT Diversified Bond Fund Institutional Class	49,022,955	530,428,369
Short Duration Inflation Protection Bond Fund Institutional Class	5,765,177	60,015,491
		754,283,435
INTERNATIONAL EQUITY FUNDS — 9.1%
NT Emerging Markets Fund Institutional Class	4,420,816	48,717,391
NT International Growth Fund Institutional Class	12,710,272	147,439,152
		196,156,543
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	108,837,240	108,837,240
INTERNATIONAL FIXED INCOME FUNDS — 4.7%
International Bond Fund Institutional Class	7,171,406	102,694,541
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,770,626,656)		2,162,301,317
OTHER ASSETS AND LIABILITIES†		(18,684)
TOTAL NET ASSETS — 100.0%		$2,162,282,633

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.1%
NT Core Equity Plus Fund Institutional Class	2,766,348	$42,740,078
NT Equity Growth Fund Institutional Class	9,449,775	121,713,108
NT Growth Fund Institutional Class	8,797,057	141,632,611
NT Heritage Fund Institutional Class	5,165,353	65,961,559
NT Large Company Value Fund Institutional Class	12,454,108	156,423,602
NT Mid Cap Value Fund Institutional Class	5,330,268	69,560,002
NT Small Company Fund Institutional Class	4,235,695	44,093,587
Real Estate Fund Institutional Class	875,558	23,797,679
		665,922,226
DOMESTIC FIXED INCOME FUNDS — 31.5%
High-Yield Fund Institutional Class	6,698,172	41,126,774
Inflation-Adjusted Bond Fund Institutional Class	5,515,805	66,134,501
NT Diversified Bond Fund Institutional Class	27,085,248	293,062,384
Short Duration Inflation Protection Bond Fund Institutional Class	1,700,300	17,700,128
		418,023,787
INTERNATIONAL EQUITY FUNDS — 11.1%
NT Emerging Markets Fund Institutional Class	3,328,115	36,675,822
NT International Growth Fund Institutional Class	9,509,165	110,306,314
		146,982,136
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	67,117,954	67,117,954
INTERNATIONAL FIXED INCOME FUNDS — 2.3%
International Bond Fund Institutional Class	2,091,234	29,946,471
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,133,427,281)		1,327,992,574
OTHER ASSETS AND LIABILITIES†		2,791
TOTAL NET ASSETS — 100.0%		$1,327,995,365

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 54.6%
NT Core Equity Plus Fund Institutional Class	3,543,379	$54,745,212
NT Equity Growth Fund Institutional Class	12,241,435	157,669,676
NT Growth Fund Institutional Class	13,169,512	212,029,145
NT Heritage Fund Institutional Class	7,079,114	90,400,282
NT Large Company Value Fund Institutional Class	16,878,694	211,996,402
NT Mid Cap Value Fund Institutional Class	6,966,475	90,912,502
NT Small Company Fund Institutional Class	6,791,938	70,704,075
Real Estate Fund Institutional Class	1,264,099	34,358,220
		922,815,514
DOMESTIC FIXED INCOME FUNDS — 27.8%
High-Yield Fund Institutional Class	7,551,019	46,363,256
Inflation-Adjusted Bond Fund Institutional Class	7,712,940	92,478,146
NT Diversified Bond Fund Institutional Class	30,484,166	329,838,678
Short Duration Inflation Protection Bond Fund Institutional Class	120,151	1,250,774
		469,930,854
INTERNATIONAL EQUITY FUNDS — 12.8%
NT Emerging Markets Fund Institutional Class	5,167,044	56,940,822
NT International Growth Fund Institutional Class	13,789,169	159,954,360
		216,895,182
MONEY MARKET FUNDS — 4.8%
Premium Money Market Fund Investor Class	81,257,635	81,257,635
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,374,016,512)		1,690,899,185
OTHER ASSETS AND LIABILITIES†		2,760
TOTAL NET ASSETS — 100.0%		$1,690,901,945

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 59.7%
NT Core Equity Plus Fund Institutional Class	2,177,561	$33,643,317
NT Equity Growth Fund Institutional Class	7,546,938	97,204,560
NT Growth Fund Institutional Class	8,114,074	130,636,594
NT Heritage Fund Institutional Class	4,793,190	61,209,041
NT Large Company Value Fund Institutional Class	10,385,422	130,440,902
NT Mid Cap Value Fund Institutional Class	4,716,832	61,554,660
NT Small Company Fund Institutional Class	3,804,158	39,601,289
Real Estate Fund Institutional Class	811,805	22,064,852
		576,355,215
DOMESTIC FIXED INCOME FUNDS — 23.9%
High-Yield Fund Institutional Class	3,711,399	22,787,989
Inflation-Adjusted Bond Fund Institutional Class	3,834,679	45,977,800
NT Diversified Bond Fund Institutional Class	14,951,828	161,778,774
		230,544,563
INTERNATIONAL EQUITY FUNDS — 14.1%
NT Emerging Markets Fund Institutional Class	3,712,570	40,912,527
NT International Growth Fund Institutional Class	8,178,820	94,874,313
		135,786,840
MONEY MARKET FUNDS — 2.3%
Premium Money Market Fund Investor Class	21,824,390	21,824,390
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $819,022,707)		964,511,008
OTHER ASSETS AND LIABILITIES†		(7,483)
TOTAL NET ASSETS — 100.0%		$964,503,525

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 64.4%
NT Core Equity Plus Fund Institutional Class	3,414,121	$52,748,164
NT Equity Growth Fund Institutional Class	9,623,672	123,952,889
NT Growth Fund Institutional Class	10,827,142	174,316,985
NT Heritage Fund Institutional Class	6,825,704	87,164,243
NT Large Company Value Fund Institutional Class	13,886,347	174,412,519
NT Mid Cap Value Fund Institutional Class	6,717,549	87,664,011
NT Small Company Fund Institutional Class	4,589,500	47,776,691
Real Estate Fund Institutional Class	1,124,914	30,575,161
		778,610,663
DOMESTIC FIXED INCOME FUNDS — 20.1%
High-Yield Fund Institutional Class	3,928,175	24,118,993
Inflation-Adjusted Bond Fund Institutional Class	4,044,872	48,498,016
NT Diversified Bond Fund Institutional Class	15,738,325	170,288,678
		242,905,687
INTERNATIONAL EQUITY FUNDS — 15.5%
NT Emerging Markets Fund Institutional Class	5,739,596	63,250,343
NT International Growth Fund Institutional Class	10,673,578	123,813,510
		187,063,853
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $982,075,826)		1,208,580,203
OTHER ASSETS AND LIABILITIES†		2,224
TOTAL NET ASSETS — 100.0%		$1,208,582,427

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 66.2%
NT Core Equity Plus Fund Institutional Class	1,540,382	$23,798,903
NT Equity Growth Fund Institutional Class	4,206,684	54,182,084
NT Growth Fund Institutional Class	4,851,752	78,113,200
NT Heritage Fund Institutional Class	3,011,252	38,453,694
NT Large Company Value Fund Institutional Class	6,324,547	79,436,310
NT Mid Cap Value Fund Institutional Class	2,963,750	38,676,937
NT Small Company Fund Institutional Class	2,342,284	24,383,176
Real Estate Fund Institutional Class	546,919	14,865,267
		351,909,571
DOMESTIC FIXED INCOME FUNDS — 17.7%
High-Yield Fund Institutional Class	1,511,372	9,279,822
Inflation-Adjusted Bond Fund Institutional Class	1,555,033	18,644,842
NT Diversified Bond Fund Institutional Class	6,147,462	66,515,538
		94,440,202
INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund Institutional Class	2,957,629	32,593,074
NT International Growth Fund Institutional Class	4,566,921	52,976,278
		85,569,352
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $455,315,061)		531,919,125
OTHER ASSETS AND LIABILITIES†		1,771
TOTAL NET ASSETS — 100.0%		$531,920,896

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

JULY 31, 2014

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.8%
NT Core Equity Plus Fund Institutional Class	356,424	$5,506,746
NT Equity Growth Fund Institutional Class	1,020,537	13,144,513
NT Growth Fund Institutional Class	1,157,919	18,642,499
NT Heritage Fund Institutional Class	719,770	9,191,468
NT Large Company Value Fund Institutional Class	1,508,307	18,944,338
NT Mid Cap Value Fund Institutional Class	705,967	9,212,874
NT Small Company Fund Institutional Class	584,136	6,080,855
Real Estate Fund Institutional Class	135,426	3,680,880
		84,404,173
INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund Institutional Class	721,889	7,955,213
NT International Growth Fund Institutional Class	1,005,142	11,659,646
		19,614,859
DOMESTIC FIXED INCOME FUNDS — 15.2%
High-Yield Fund Institutional Class	302,406	1,856,771
Inflation-Adjusted Bond Fund Institutional Class	311,837	3,738,921
NT Diversified Bond Fund Institutional Class	1,211,019	13,103,228
		18,698,920
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $112,871,068)		122,717,952
OTHER ASSETS AND LIABILITIES†		200
TOTAL NET ASSETS — 100.0%		$122,718,152

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JULY 31, 2014
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio
Assets
Investment securities in affiliates, at value (cost of $526,749,023, $1,045,470,654 and $1,158,579,902, respectively)	$628,981,650	$1,273,351,453	$1,345,047,519
Cash	156,197	297,833	310,601
Receivable for investments sold	159,717	4,956,829	1,055,751
Receivable for capital shares sold	1,375,225	939,758	1,755,487
Distributions receivable from affiliates	398,150	805,087	810,330
	631,070,939	1,280,350,960	1,348,979,688

Liabilities
Payable for investments purchased	398,351	805,492	810,740
Payable for capital shares redeemed	1,540,016	5,886,719	2,799,621
Accrued administrative fees	86,157	180,536	179,261
Distribution and service fees payable	75,205	127,138	141,646
	2,099,729	6,999,885	3,931,268

Net Assets	$628,971,210	$1,273,351,075	$1,345,048,420

Net Assets Consist of:
Capital (par value and paid-in surplus)	$530,996,537	$1,038,998,604	$1,135,035,136
Undistributed net investment income	—	4,556,235	6,731,904
Accumulated undistributed net realized gain (loss)	(4,257,954)	1,915,437	16,813,763
Net unrealized appreciation	102,232,627	227,880,799	186,467,617
	$628,971,210	$1,273,351,075	$1,345,048,420

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$255,133,476	19,595,970	$13.02
Institutional Class, $0.01 Par Value	$130,406,018	10,011,429	$13.03
A Class, $0.01 Par Value	$139,911,161	10,748,583	$13.02*
C Class, $0.01 Par Value	$2,574,141	198,075	$13.00
R Class, $0.01 Par Value	$100,946,414	7,762,656	$13.00
One Choice 2015 Portfolio
Investor Class, $0.01 Par Value	$598,572,446	43,330,259	$13.81
Institutional Class, $0.01 Par Value	$233,982,686	16,906,410	$13.84
A Class, $0.01 Par Value	$308,074,770	22,335,462	$13.79*
C Class, $0.01 Par Value	$4,763,670	346,102	$13.76
R Class, $0.01 Par Value	$127,957,503	9,288,640	$13.78
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$549,087,239	44,796,227	$12.26
Institutional Class, $0.01 Par Value	$310,324,530	25,296,849	$12.27
A Class, $0.01 Par Value	$334,140,624	27,311,830	$12.23*
C Class, $0.01 Par Value	$10,742,879	879,352	$12.22
R Class, $0.01 Par Value	$140,753,148	11,520,017	$12.22
*Maximum offering price $13.81, $14.63 and $12.98 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio, One Choice 2015 Portfolio and One Choice 2020 Portfolio, respectively.
See Notes to Financial Statements.

JULY 31, 2014
	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Assets
Investment securities in affiliates, at value (cost of $1,770,626,656, $1,133,427,281 and $1,374,016,512, respectively)	$2,162,301,317	$1,327,992,574	$1,690,899,185
Cash	495,034	302,078	398,400
Receivable for investments sold	4,164,998	1,019,130	3,947,825
Receivable for capital shares sold	2,064,563	1,219,859	1,326,384
Distributions receivable from affiliates	1,241,855	684,509	774,475
	2,170,267,767	1,331,218,150	1,697,346,269

Liabilities
Payable for investments purchased	1,242,485	684,857	774,867
Payable for capital shares redeemed	6,231,154	2,225,796	5,257,785
Accrued administrative fees	300,443	174,413	236,836
Distribution and service fees payable	211,052	137,719	174,836
	7,985,134	3,222,785	6,444,324
Net Assets	$2,162,282,633	$1,327,995,365	$1,690,901,945

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,748,393,477	$1,104,318,629	$1,345,556,235
Undistributed net investment income	10,452,379	6,134,571	7,420,515
Undistributed net realized gain	11,762,116	22,976,872	21,042,522
Net unrealized appreciation	391,674,661	194,565,293	316,882,673
	$2,162,282,633	$1,327,995,365	$1,690,901,945

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$992,506,738	68,129,524	$14.57
Institutional Class, $0.01 Par Value	$424,419,617	29,108,456	$14.58
A Class, $0.01 Par Value	$528,142,173	36,303,727	$14.55*
C Class, $0.01 Par Value	$7,147,165	492,282	$14.52
R Class, $0.01 Par Value	$210,066,940	14,462,586	$14.52
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$512,356,435	41,192,378	$12.44
Institutional Class, $0.01 Par Value	$320,834,117	25,780,460	$12.44
A Class, $0.01 Par Value	$355,604,086	28,660,536	$12.41*
C Class, $0.01 Par Value	$4,449,291	359,047	$12.39
R Class, $0.01 Par Value	$134,751,436	10,871,682	$12.39
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$755,938,285	48,466,409	$15.60
Institutional Class, $0.01 Par Value	$323,042,706	20,676,273	$15.62
A Class, $0.01 Par Value	$425,197,817	27,295,955	$15.58*
C Class, $0.01 Par Value	$4,586,422	295,258	$15.53
R Class, $0.01 Par Value	$182,136,715	11,707,085	$15.56
*Maximum offering price $15.44, $13.17 and $16.53 (net asset value divided by 0.9425) for One Choice 2025 Portfolio, One Choice 2030 Portfolio and One Choice 2035 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2014
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities in affiliates, at value (cost of $819,022,707, $982,075,826 and $455,315,061, respectively)	$964,511,008	$1,208,580,203	$531,919,125
Cash	210,303	265,709	115,189
Receivable for investments sold	863,544	3,880,654	271,737
Receivable for capital shares sold	1,081,813	1,889,765	1,195,239
Distributions receivable from affiliates	378,920	400,066	154,810
	967,045,588	1,215,016,397	533,656,100

Liabilities
Payable for investments purchased	379,113	400,269	154,890
Payable for capital shares redeemed	1,945,631	5,759,064	1,461,272
Accrued administrative fees	124,849	160,512	68,530
Distribution and service fees payable	92,470	114,125	50,512
	2,542,063	6,433,970	1,735,204

Net Assets	$964,503,525	$1,208,582,427	$531,920,896

Net Assets Consist of:
Capital (par value and paid-in surplus)	$793,609,476	$960,358,266	$441,596,969
Undistributed net investment income	3,987,565	4,615,117	1,852,526
Undistributed net realized gain	21,418,183	17,104,667	11,867,337
Net unrealized appreciation	145,488,301	226,504,377	76,604,064
	$964,503,525	$1,208,582,427	$531,920,896

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$392,198,648	30,494,264	$12.86
Institutional Class, $0.01 Par Value	$243,924,187	18,948,468	$12.87
A Class, $0.01 Par Value	$230,764,319	17,969,921	$12.84*
C Class, $0.01 Par Value	$2,939,038	229,533	$12.80
R Class, $0.01 Par Value	$94,677,333	7,384,814	$12.82
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$523,827,752	32,304,787	$16.22
Institutional Class, $0.01 Par Value	$281,771,665	17,350,207	$16.24
A Class, $0.01 Par Value	$283,598,234	17,520,055	$16.19*
C Class, $0.01 Par Value	$1,992,846	123,378	$16.15
R Class, $0.01 Par Value	$117,391,930	7,258,734	$16.17
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$214,823,214	16,723,247	$12.85
Institutional Class, $0.01 Par Value	$135,634,803	10,540,301	$12.87
A Class, $0.01 Par Value	$131,709,209	10,268,986	$12.83*
C Class, $0.01 Par Value	$1,982,548	154,866	$12.80
R Class, $0.01 Par Value	$47,771,122	3,728,413	$12.81
*Maximum offering price $13.62, $17.18 and $13.61 (net asset value divided by 0.9425) for One Choice 2040 Portfolio, One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JULY 31, 2014
One Choice 2055 Portfolio
Assets
Investment securities in affiliates, at value (cost of $112,871,068)	$122,717,952
Cash	25,811
Receivable for capital shares sold	703,549
Distributions receivable from affiliates	30,254
123,477,566

Liabilities
Payable for investments purchased	184,732
Payable for capital shares redeemed	547,992
Accrued administrative fees	13,520
Distribution and service fees payable	13,170
759,414

Net Assets	$122,718,152

Net Assets Consist of:
Capital (par value and paid-in surplus)	$110,484,060
Undistributed net investment income	362,203
Undistributed net realized gain	2,025,005
Net unrealized appreciation	9,846,884
$122,718,152

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$33,356,765	2,524,053	$13.22
Institutional Class, $0.01 Par Value	$43,147,439	3,262,178	$13.23
A Class, $0.01 Par Value	$31,786,508	2,410,020	$13.19*
C Class, $0.01 Par Value	$428,103	32,581	$13.14
R Class, $0.01 Par Value	$13,999,337	1,062,164	$13.18
*Maximum offering price $13.99 (net asset value divided by 0.9425) for One Choice 2055 Portfolio.

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED JULY 31, 2014
	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$12,923,753	$28,739,349	$28,296,660

Expenses:
Administrative fees:
Investor Class	478,558	1,168,439	997,174
A Class	258,721	620,126	621,587
C Class	4,236	9,042	16,891
R Class	158,555	248,377	244,879
Distribution and service fees:
A Class	323,401	775,158	776,984
C Class	21,180	45,208	84,455
R Class	396,387	620,941	612,198
Directors’ fees and expenses	11,011	23,077	28,418
	1,652,049	3,510,368	3,382,586

Net investment income (loss)	11,271,704	25,228,981	24,914,074

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(989,215)	6,321,811	(3,911,036)
Capital gain distributions received from underlying funds	10,113,921	23,195,446	24,439,742
	9,124,706	29,517,257	20,528,706

Change in net unrealized appreciation (depreciation) on investments in underlying funds	22,567,777	42,723,180	54,975,502

Net realized and unrealized gain (loss) on affiliates	31,692,483	72,240,437	75,504,208

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,964,187	$97,469,418	$100,418,282

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2014
	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$48,428,982	$28,493,772	$38,638,300

Expenses:
Administrative fees:
Investor Class	1,839,913	906,497	1,364,987
A Class	1,012,928	634,589	795,653
C Class	13,481	8,048	8,212
R Class	383,712	235,824	329,203
Distribution and service fees:
A Class	1,266,160	793,236	994,567
C Class	67,404	40,243	41,062
R Class	959,280	589,560	823,007
Directors’ fees and expenses	41,051	28,234	33,869
	5,583,929	3,236,231	4,390,560

Net investment income (loss)	42,845,053	25,257,541	34,247,740

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(2,468,458)	(2,316,714)	(218,085)
Capital gain distributions received from underlying funds	45,264,157	28,866,555	41,943,021
	42,795,699	26,549,841	41,724,936

Change in net unrealized appreciation (depreciation) on investments in underlying funds	92,519,980	56,111,490	77,422,009

Net realized and unrealized gain (loss) on affiliates	135,315,679	82,661,331	119,146,945

Net Increase (Decrease) in Net Assets Resulting from Operations	$178,160,732	$107,918,872	$153,394,685

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2014
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$21,389,758	$27,379,651	$11,245,158

Expenses:
Administrative fees:
Investor Class	678,622	909,080	346,479
A Class	418,197	524,276	225,468
C Class	5,472	3,153	4,152
R Class	154,316	208,002	80,372
Distribution and service fees:
A Class	522,746	655,344	281,835
C Class	27,361	15,764	20,761
R Class	385,790	520,004	200,930
Directors’ fees and expenses	21,275	24,632	11,885
	2,213,779	2,860,255	1,171,882

Net investment income (loss)	19,175,979	24,519,396	10,073,276

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(583,426)	(534,685)	(447,144)
Capital gain distributions received from underlying funds	24,383,725	32,614,543	13,528,319
	23,800,299	32,079,858	13,081,175

Change in net unrealized appreciation (depreciation) on investments in underlying funds	44,741,982	62,485,120	26,753,615

Net realized and unrealized gain (loss) on affiliates	68,542,281	94,564,978	39,834,790

Net Increase (Decrease) in Net Assets Resulting from Operations	$87,718,260	$119,084,374	$49,908,066

See Notes to Financial Statements.

YEAR ENDED JULY 31, 2014
One Choice 2055 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$2,022,729

Expenses:
Administrative fees:
Investor Class	49,256
A Class	45,901
C Class	639
R Class	20,967
Distribution and service fees:
A Class	57,376
C Class	3,192
R Class	52,418
Directors’ fees and expenses	2,593
232,342

Net investment income (loss)	1,790,387

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(194,424)
Capital gain distributions received from underlying funds	2,388,192
2,193,768

Change in net unrealized appreciation (depreciation) on investments in underlying funds	5,249,341

Net realized and unrealized gain (loss) on affiliates	7,443,109

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,233,496

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2014 AND JULY 31, 2013
	One Choice In Retirement Portfolio		One Choice 2015 Portfolio
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013	July 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$11,271,704	$7,374,397	$25,228,981	$18,034,112
Net realized gain (loss)	9,124,706	4,824,436	29,517,257	12,905,443
Change in net unrealized appreciation (depreciation)	22,567,777	27,408,423	42,723,180	70,416,811
Net increase (decrease) in net assets resulting from operations	42,964,187	39,607,256	97,469,418	101,356,366

Distributions to Shareholders
From net investment income:
Investor Class	(4,974,928)	(3,099,580)	(11,864,962)	(9,289,549)
Institutional Class	(2,595,030)	(1,989,971)	(4,628,627)	(3,341,324)
A Class	(2,369,527)	(1,650,115)	(5,632,664)	(4,369,628)
C Class	(27,803)	(8,534)	(48,307)	(29,334)
R Class	(1,221,450)	(653,313)	(1,904,462)	(1,437,662)
From net realized gains:
Investor Class	(2,288,831)	(1,725,796)	(7,552,373)	(3,680,481)
Institutional Class	(1,087,473)	(1,035,833)	(2,680,690)	(1,200,865)
A Class	(1,247,654)	(995,765)	(4,092,483)	(1,986,010)
C Class	(20,733)	(10,008)	(60,926)	(23,852)
R Class	(721,985)	(492,170)	(1,610,907)	(765,762)
Decrease in net assets from distributions	(16,555,414)	(11,661,085)	(40,076,401)	(26,124,467)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	111,785,577	115,335,129	75,497,092	185,205,306

Net increase (decrease) in net assets	138,194,350	143,281,300	132,890,109	260,437,205

Net Assets
Beginning of period	490,776,860	347,495,560	1,140,460,966	880,023,761
End of period	$628,971,210	$490,776,860	$1,273,351,075	$1,140,460,966

Undistributed net investment income	—	$190,595	$4,556,235	$5,579,393

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2014 AND JULY 31, 2013
	One Choice 2020 Portfolio		One Choice 2025 Portfolio
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013	July 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$24,914,074	$13,183,034	$42,845,053	$25,242,294
Net realized gain (loss)	20,528,706	8,146,091	42,795,699	17,868,187
Change in net unrealized appreciation (depreciation)	54,975,502	61,389,442	92,519,980	134,227,626
Net increase (decrease) in net assets resulting from operations	100,418,282	82,718,567	178,160,732	177,338,107

Distributions to Shareholders
From net investment income:
Investor Class	(9,819,267)	(5,192,741)	(19,077,703)	(11,938,501)
Institutional Class	(5,571,254)	(3,426,595)	(8,115,728)	(4,901,730)
A Class	(5,275,285)	(3,109,162)	(9,556,205)	(6,051,832)
C Class	(78,383)	(26,318)	(72,908)	(40,813)
R Class	(1,788,806)	(964,118)	(3,061,379)	(1,950,749)
From net realized gains:
Investor Class	(3,573,259)	(2,479,231)	(8,772,450)	(4,233,193)
Institutional Class	(1,840,144)	(1,474,446)	(3,406,146)	(1,568,185)
A Class	(2,197,614)	(1,719,772)	(4,992,585)	(2,480,785)
C Class	(57,872)	(27,759)	(64,317)	(31,460)
R Class	(871,830)	(633,751)	(1,850,724)	(947,538)
Decrease in net assets from distributions	(31,073,714)	(19,053,893)	(58,970,145)	(34,144,786)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	301,710,872	348,035,745	298,336,311	405,289,600

Net increase (decrease) in net assets	371,055,440	411,700,419	417,526,898	548,482,921

Net Assets
Beginning of period	973,992,980	562,292,561	1,744,755,735	1,196,272,814
End of period	$1,345,048,420	$973,992,980	$2,162,282,633	$1,744,755,735

Undistributed net investment income	$6,731,904	$4,447,250	$10,452,379	$7,982,585

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2014 AND JULY 31, 2013
	One Choice 2030 Portfolio		One Choice 2035 Portfolio
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013	July 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$25,257,541	$11,198,502	$34,247,740	$16,496,243
Net realized gain (loss)	26,549,841	8,255,947	41,724,936	13,970,044
Change in net unrealized appreciation (depreciation)	56,111,490	74,524,209	77,422,009	130,181,079
Net increase (decrease) in net assets resulting from operations	107,918,872	93,978,658	153,394,685	160,647,366

Distributions to Shareholders
From net investment income:
Investor Class	(9,330,847)	(3,947,509)	(14,670,259)	(7,251,291)
Institutional Class	(5,817,356)	(2,876,603)	(6,523,160)	(3,384,856)
A Class	(5,667,872)	(2,719,375)	(7,837,370)	(3,840,071)
C Class	(42,914)	(15,058)	(46,280)	(15,225)
R Class	(1,893,572)	(951,818)	(2,755,398)	(1,346,130)
From net realized gains:
Investor Class	(3,426,979)	(1,975,916)	(6,508,455)	(3,542,839)
Institutional Class	(1,946,819)	(1,286,938)	(2,649,867)	(1,475,970)
A Class	(2,370,992)	(1,599,427)	(3,929,247)	(2,207,333)
C Class	(30,719)	(18,623)	(38,067)	(18,642)
R Class	(919,508)	(678,597)	(1,587,929)	(940,223)
Decrease in net assets from distributions	(31,447,578)	(16,069,864)	(46,546,032)	(24,022,580)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	343,921,171	323,289,308	273,030,474	319,740,799

Net increase (decrease) in net assets	420,392,465	401,198,102	379,879,127	456,365,585

Net Assets
Beginning of period	907,602,900	506,404,798	1,311,022,818	854,657,233
End of period	$1,327,995,365	$907,602,900	$1,690,901,945	$1,311,022,818

Undistributed net investment income	$6,134,571	$3,691,430	$7,420,515	$5,005,242

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2014 AND JULY 31, 2013
	One Choice 2040 Portfolio		One Choice 2045 Portfolio
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013	July 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$19,175,979	$7,214,677	$24,519,396	$10,650,297
Net realized gain (loss)	23,800,299	5,960,738	32,079,858	9,716,255
Change in net unrealized appreciation (depreciation)	44,741,982	64,517,805	62,485,120	101,630,509
Net increase (decrease) in net assets resulting from operations	87,718,260	77,693,220	119,084,374	121,997,061

Distributions to Shareholders
From net investment income:
Investor Class	(7,497,230)	(2,367,781)	(10,137,498)	(4,114,710)
Institutional Class	(4,691,093)	(2,042,725)	(5,633,312)	(2,639,178)
A Class	(4,005,418)	(1,534,267)	(5,408,579)	(2,255,071)
C Class	(32,701)	(6,481)	(18,397)	(5,979)
R Class	(1,266,851)	(453,379)	(1,836,633)	(771,653)
From net realized gains:
Investor Class	(2,650,070)	(1,215,141)	(4,326,674)	(1,865,928)
Institutional Class	(1,518,621)	(925,592)	(2,208,806)	(1,061,612)
A Class	(1,599,221)	(944,512)	(2,594,509)	(1,215,722)
C Class	(21,371)	(9,941)	(14,063)	(7,436)
R Class	(581,086)	(348,689)	(1,006,054)	(512,841)
Decrease in net assets from distributions	(23,863,662)	(9,848,508)	(33,184,525)	(14,450,130)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	266,700,967	241,056,994	246,605,584	219,097,607

Net increase (decrease) in net assets	330,555,565	308,901,706	332,505,433	326,644,538

Net Assets
Beginning of period	633,947,960	325,046,254	876,076,994	549,432,456
End of period	$964,503,525	$633,947,960	$1,208,582,427	$876,076,994

Undistributed net investment income	$3,987,565	$2,304,879	$4,615,117	$3,130,140

See Notes to Financial Statements.

YEARS ENDED JULY 31, 2014 AND JULY 31, 2013
	One Choice 2050 Portfolio		One Choice 2055 Portfolio
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013	July 31, 2014	July 31, 2013
Operations
Net investment income (loss)	$10,073,276	$3,620,127	$1,790,387	$342,930
Net realized gain (loss)	13,081,175	3,217,165	2,193,768	288,977
Change in net unrealized appreciation (depreciation)	26,753,615	37,345,827	5,249,341	4,205,515
Net increase (decrease) in net assets resulting from operations	49,908,066	44,183,119	9,233,496	4,837,422

Distributions to Shareholders
From net investment income:
Investor Class	(3,796,951)	(987,428)	(527,130)	(82,911)
Institutional Class	(2,661,091)	(1,159,504)	(459,579)	(82,101)
A Class	(2,176,551)	(738,212)	(404,300)	(68,247)
C Class	(28,338)	(5,144)	(3,431)	(394)
R Class	(687,986)	(197,591)	(162,114)	(17,415)
From net realized gains:
Investor Class	(1,370,673)	(524,327)	(107,031)	(15,397)
Institutional Class	(881,545)	(539,850)	(85,305)	(13,250)
A Class	(885,230)	(475,028)	(93,019)	(15,618)
C Class	(18,564)	(9,121)	(1,313)	(296)
R Class	(320,242)	(161,483)	(43,026)	(5,185)
Decrease in net assets from distributions	(12,827,171)	(4,797,688)	(1,886,248)	(300,814)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	157,882,377	128,200,280	68,124,691	30,402,144

Net increase (decrease) in net assets	194,963,272	167,585,711	75,471,939	34,938,752

Net Assets
Beginning of period	336,957,624	169,371,913	47,246,213	12,307,461
End of period	$531,920,896	$336,957,624	$122,718,152	$47,246,213

Undistributed net investment income	$1,852,526	$1,130,167	$362,203	$128,370

See Notes to Financial Statements.

Notes to Financial Statements

JULY 31, 2014

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio and One Choice 2055 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds are diversified as defined under the 1940 Act. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is not charged an administrative fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations - The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions - Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income - Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses - The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status - It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class - All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders - Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications - Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees - The corporation has entered into an agreement with ACIM, under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee for the Investor Class, A Class, C Class and R Class is 0.20%. There is no administrative fee for the Institutional Class.

Distribution and Service Fees - The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended July 31, 2014 are detailed in the Statements of Operations.

Directors' Fees and Expenses - The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the year ended July 31, 2014 are detailed in the Statements of Operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses - Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the year ended July 31, 2014 were as follows:

	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Purchases	$205,773,665	$268,550,892	$435,355,270	$474,044,508	$431,602,938
Sales	$89,132,029	$184,705,227	$115,354,268	$146,546,570	$65,007,028

	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Purchases	$375,003,666	$315,855,582	$312,806,897	$187,464,768	$76,789,762
Sales	$72,354,620	$29,451,032	$42,256,801	$18,803,795	$6,372,937

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	9,344,734	$118,858,225	9,104,979	$109,509,113
Issued in reinvestment of distributions	565,559	7,164,226	402,927	4,752,126
Redeemed	(6,871,661)	(87,661,948)	(4,016,227)	(48,370,149)
	3,038,632	38,360,503	5,491,679	65,891,090
Institutional Class
Sold	4,962,217	63,382,965	4,006,712	48,127,535
Issued in reinvestment of distributions	284,671	3,607,197	251,091	2,961,385
Redeemed	(3,631,594)	(46,185,156)	(2,299,547)	(27,726,781)
	1,615,294	20,805,006	1,958,256	23,362,139
A Class
Sold	5,457,025	69,464,024	5,632,291	67,793,197
Issued in reinvestment of distributions	261,841	3,314,578	201,785	2,377,257
Redeemed	(4,599,854)	(58,418,609)	(5,262,131)	(63,039,073)
	1,119,012	14,359,993	571,945	7,131,381
C Class
Sold	128,031	1,619,511	42,885	520,670
Issued in reinvestment of distributions	3,835	48,536	1,549	18,127
Redeemed	(44,116)	(558,381)	(3,873)	(46,207)
	87,750	1,109,666	40,561	492,590
R Class
Sold	4,619,094	58,836,138	2,901,444	34,900,267
Issued in reinvestment of distributions	149,406	1,890,232	94,626	1,111,131
Redeemed	(1,853,280)	(23,575,961)	(1,457,432)	(17,553,469)
	2,915,220	37,150,409	1,538,638	18,457,929
Net increase (decrease)	8,775,908	$111,785,577	9,601,079	$115,335,129

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2015 Portfolio
Investor Class
Sold	11,555,601	$155,702,006	15,322,335	$194,889,612
Issued in reinvestment of distributions	1,441,377	19,184,736	1,036,518	12,728,497
Redeemed	(10,894,289)	(147,214,612)	(9,751,193)	(124,494,749)
	2,102,689	27,672,130	6,607,660	83,123,360
Institutional Class
Sold	7,306,344	98,597,454	6,388,534	81,394,033
Issued in reinvestment of distributions	536,263	7,143,021	360,857	4,431,323
Redeemed	(4,787,681)	(64,602,022)	(3,084,274)	(39,390,870)
	3,054,926	41,138,453	3,665,117	46,434,486
A Class
Sold	7,692,536	103,742,196	9,725,821	123,392,375
Issued in reinvestment of distributions	660,903	8,796,617	453,814	5,572,833
Redeemed	(8,451,016)	(114,129,187)	(7,541,660)	(95,732,604)
	(97,577)	(1,590,374)	2,637,975	33,232,604
C Class
Sold	104,821	1,408,696	237,757	3,012,748
Issued in reinvestment of distributions	7,468	99,618	3,789	46,602
Redeemed	(70,911)	(947,121)	(110,740)	(1,402,508)
	41,378	561,193	130,806	1,656,842
R Class
Sold	3,670,256	49,243,647	4,686,538	59,353,954
Issued in reinvestment of distributions	248,017	3,301,112	169,289	2,078,871
Redeemed	(3,329,884)	(44,829,069)	(3,196,908)	(40,674,811)
	588,389	7,715,690	1,658,919	20,758,014
Net increase (decrease)	5,689,805	$75,497,092	14,700,477	$185,205,306

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	21,043,779	$249,994,003	17,574,504	$195,282,525
Issued in reinvestment of distributions	1,134,503	13,375,788	715,865	7,659,751
Redeemed	(10,595,751)	(127,015,531)	(5,590,859)	(62,630,333)
	11,582,531	136,354,260	12,699,510	140,311,943
Institutional Class
Sold	12,653,625	151,264,000	11,495,580	127,961,001
Issued in reinvestment of distributions	628,617	7,411,398	458,041	4,901,041
Redeemed	(6,267,991)	(74,770,003)	(3,050,956)	(34,121,293)
	7,014,251	83,905,395	8,902,665	98,740,749
A Class
Sold	9,817,108	116,375,892	12,392,613	137,405,595
Issued in reinvestment of distributions	604,367	7,125,492	422,453	4,516,026
Redeemed	(6,509,238)	(77,630,489)	(6,406,289)	(70,755,348)
	3,912,237	45,870,895	6,408,777	71,166,273
C Class
Sold	478,240	5,663,540	379,741	4,240,608
Issued in reinvestment of distributions	11,419	134,968	4,935	52,903
Redeemed	(141,207)	(1,657,561)	(70,974)	(792,031)
	348,452	4,140,947	313,702	3,501,480
R Class
Sold	5,622,646	66,724,197	5,327,703	59,083,880
Issued in reinvestment of distributions	218,800	2,579,646	142,703	1,526,922
Redeemed	(3,193,423)	(37,864,468)	(2,368,069)	(26,295,502)
	2,648,023	31,439,375	3,102,337	34,315,300
Net increase (decrease)	25,505,494	$301,710,872	31,426,991	$348,035,745

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	19,149,017	$270,574,750	21,905,715	$286,727,700
Issued in reinvestment of distributions	1,963,505	27,489,062	1,263,062	15,889,240
Redeemed	(11,905,716)	(168,899,498)	(8,758,373)	(115,212,720)
	9,206,806	129,164,314	14,410,404	187,404,220
Institutional Class
Sold	12,189,454	172,967,274	10,084,144	131,596,068
Issued in reinvestment of distributions	804,901	11,260,566	502,576	6,317,375
Redeemed	(5,602,048)	(79,677,701)	(3,443,704)	(45,308,666)
	7,392,307	104,550,139	7,143,016	92,604,777
A Class
Sold	11,840,877	167,296,312	14,889,032	194,367,220
Issued in reinvestment of distributions	951,631	13,322,832	606,008	7,623,588
Redeemed	(10,101,771)	(142,980,875)	(8,180,957)	(107,134,483)
	2,690,737	37,638,269	7,314,083	94,856,325
C Class
Sold	110,203	1,557,112	231,924	3,020,371
Issued in reinvestment of distributions	9,756	136,882	5,688	71,730
Redeemed	(79,808)	(1,136,207)	(67,347)	(874,444)
	40,151	557,787	170,265	2,217,657
R Class
Sold	5,637,303	79,620,796	5,671,348	74,035,499
Issued in reinvestment of distributions	327,815	4,589,412	214,976	2,704,400
Redeemed	(4,099,280)	(57,784,406)	(3,716,508)	(48,533,278)
	1,865,838	26,425,802	2,169,816	28,206,621
Net increase (decrease)	21,195,839	$298,336,311	31,207,584	$405,289,600

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	20,426,845	$245,871,448	15,827,973	$174,401,934
Issued in reinvestment of distributions	1,066,114	12,740,058	561,198	5,909,411
Redeemed	(8,995,021)	(109,551,889)	(4,119,025)	(45,821,607)
	12,497,938	149,059,617	12,270,146	134,489,738
Institutional Class
Sold	12,448,367	150,487,344	10,414,918	114,569,213
Issued in reinvestment of distributions	649,722	7,764,175	395,398	4,163,541
Redeemed	(4,749,313)	(57,207,774)	(2,437,496)	(27,035,315)
	8,348,776	101,043,745	8,372,820	91,697,439
A Class
Sold	11,037,047	132,555,936	12,761,092	139,840,717
Issued in reinvestment of distributions	638,448	7,623,066	388,007	4,081,835
Redeemed	(5,832,605)	(70,195,184)	(6,726,595)	(73,434,908)
	5,842,890	69,983,818	6,422,504	70,487,644
C Class
Sold	147,541	1,775,111	163,316	1,803,792
Issued in reinvestment of distributions	6,091	72,962	3,084	32,568
Redeemed	(89,873)	(1,082,908)	(24,919)	(273,173)
	63,759	765,165	141,481	1,563,187
R Class
Sold	5,417,624	65,180,130	4,728,567	51,824,638
Issued in reinvestment of distributions	227,857	2,722,894	148,104	1,559,529
Redeemed	(3,748,744)	(44,834,198)	(2,581,244)	(28,332,867)
	1,896,737	23,068,826	2,295,427	25,051,300
Net increase (decrease)	28,650,100	$343,921,171	29,502,378	$323,289,308

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	15,419,113	$232,617,825	15,566,058	$212,886,566
Issued in reinvestment of distributions	1,399,130	20,958,959	818,633	10,650,420
Redeemed	(7,817,703)	(118,549,367)	(6,155,975)	(84,525,108)
	9,000,540	135,027,417	10,228,716	139,011,878
Institutional Class
Sold	8,121,478	122,982,998	7,425,796	101,284,900
Issued in reinvestment of distributions	584,736	8,765,198	354,611	4,613,488
Redeemed	(4,217,689)	(64,009,875)	(2,358,336)	(32,419,009)
	4,488,525	67,738,321	5,422,071	73,479,379
A Class
Sold	9,699,553	146,439,953	10,699,576	145,683,369
Issued in reinvestment of distributions	724,693	10,855,896	419,559	5,458,461
Redeemed	(7,722,319)	(116,439,152)	(5,238,011)	(71,270,665)
	2,701,927	40,856,697	5,881,124	79,871,165
C Class
Sold	82,321	1,235,451	154,242	2,080,840
Issued in reinvestment of distributions	5,614	84,263	2,597	33,832
Redeemed	(39,674)	(599,902)	(19,292)	(265,520)
	48,261	719,812	137,547	1,849,152
R Class
Sold	4,642,119	69,941,532	4,406,484	59,941,209
Issued in reinvestment of distributions	271,934	4,076,289	165,122	2,148,238
Redeemed	(3,007,224)	(45,329,594)	(2,689,127)	(36,560,222)
	1,906,829	28,688,227	1,882,479	25,529,225
Net increase (decrease)	18,146,082	$273,030,474	23,551,937	$319,740,799

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	16,128,053	$199,593,668	11,673,243	$129,271,529
Issued in reinvestment of distributions	822,511	10,141,566	340,253	3,579,466
Redeemed	(6,192,967)	(77,605,817)	(2,679,655)	(30,048,104)
	10,757,597	132,129,417	9,333,841	102,802,891
Institutional Class
Sold	8,529,888	106,206,558	8,092,206	89,366,596
Issued in reinvestment of distributions	503,626	6,209,714	282,159	2,968,317
Redeemed	(3,291,797)	(40,954,069)	(1,963,315)	(22,106,041)
	5,741,717	71,462,203	6,411,050	70,228,872
A Class
Sold	6,395,153	79,076,614	8,111,665	89,513,559
Issued in reinvestment of distributions	428,583	5,284,424	221,993	2,335,369
Redeemed	(3,704,038)	(46,020,542)	(4,215,706)	(46,186,634)
	3,119,698	38,340,496	4,117,952	45,662,294
C Class
Sold	104,517	1,268,123	129,859	1,422,687
Issued in reinvestment of distributions	4,337	53,557	1,536	16,193
Redeemed	(52,725)	(657,995)	(12,412)	(138,841)
	56,129	663,685	118,983	1,300,039
R Class
Sold	3,939,129	49,045,510	3,177,705	35,123,744
Issued in reinvestment of distributions	143,522	1,769,619	73,570	773,949
Redeemed	(2,164,678)	(26,709,963)	(1,337,393)	(14,834,795)
	1,917,973	24,105,166	1,913,882	21,062,898
Net increase (decrease)	21,593,114	$266,700,967	21,895,708	$241,056,994

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	12,757,406	$199,150,063	9,865,621	$136,859,572
Issued in reinvestment of distributions	920,996	14,293,859	447,874	5,876,112
Redeemed	(5,199,876)	(81,631,937)	(3,813,871)	(53,371,988)
	8,478,526	131,811,985	6,499,624	89,363,696
Institutional Class
Sold	6,832,555	107,208,682	5,830,139	80,927,927
Issued in reinvestment of distributions	493,000	7,651,352	275,262	3,614,185
Redeemed	(3,130,252)	(49,271,979)	(2,039,715)	(28,820,490)
	4,195,303	65,588,055	4,065,686	55,721,622
A Class
Sold	6,789,524	106,051,418	7,207,169	99,695,460
Issued in reinvestment of distributions	477,700	7,409,128	243,458	3,194,164
Redeemed	(5,261,700)	(82,176,375)	(3,419,440)	(47,314,139)
	2,005,524	31,284,171	4,031,187	55,575,485
C Class
Sold	54,678	854,187	57,351	788,393
Issued in reinvestment of distributions	2,058	31,996	1,005	13,216
Redeemed	(15,472)	(239,838)	(25,755)	(356,111)
	41,264	646,345	32,601	445,498
R Class
Sold	3,021,482	47,239,450	2,800,637	38,731,448
Issued in reinvestment of distributions	175,396	2,722,141	93,228	1,224,088
Redeemed	(2,106,163)	(32,686,563)	(1,583,628)	(21,964,230)
	1,090,715	17,275,028	1,310,237	17,991,306
Net increase (decrease)	15,811,332	$246,605,584	15,939,335	$219,097,607

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	9,404,702	$116,239,147	6,049,436	$66,148,608
Issued in reinvestment of distributions	420,182	5,164,040	146,269	1,509,492
Redeemed	(2,943,037)	(36,769,630)	(1,173,785)	(12,929,650)
	6,881,847	84,633,557	5,021,920	54,728,450
Institutional Class
Sold	4,866,275	60,431,530	4,643,778	50,574,652
Issued in reinvestment of distributions	288,019	3,542,636	164,666	1,699,354
Redeemed	(2,710,942)	(33,404,590)	(1,594,792)	(17,804,713)
	2,443,352	30,569,576	3,213,652	34,469,293
A Class
Sold	4,631,989	57,192,282	4,242,585	46,157,215
Issued in reinvestment of distributions	240,168	2,951,668	114,358	1,180,176
Redeemed	(2,347,231)	(29,010,901)	(2,087,647)	(22,595,813)
	2,524,926	31,133,049	2,269,296	24,741,578
C Class
Sold	62,496	752,682	129,920	1,411,412
Issued in reinvestment of distributions	3,754	46,249	1,356	14,016
Redeemed	(60,393)	(743,139)	(35,017)	(388,636)
	5,857	55,792	96,259	1,036,792
R Class
Sold	2,018,802	24,925,113	1,771,563	19,322,122
Issued in reinvestment of distributions	79,614	978,460	33,465	345,363
Redeemed	(1,171,991)	(14,413,170)	(588,663)	(6,443,318)
	926,425	11,490,403	1,216,365	13,224,167
Net increase (decrease)	12,782,407	$157,882,377	11,817,492	$128,200,280

	Year ended July 31, 2014		Year ended July 31, 2013
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	2,022,537	$25,759,894	1,329,932	$14,885,809
Issued in reinvestment of distributions	50,208	634,132	9,360	98,281
Redeemed	(793,062)	(10,112,243)	(479,801)	(5,422,948)
	1,279,683	16,281,783	859,491	9,561,142
Institutional Class
Sold	2,980,841	38,058,501	690,555	7,705,028
Issued in reinvestment of distributions	43,142	544,884	9,081	95,351
Redeemed	(671,823)	(8,635,793)	(175,954)	(1,943,140)
	2,352,160	29,967,592	523,682	5,857,239
A Class
Sold	1,570,011	19,921,268	1,082,184	12,072,068
Issued in reinvestment of distributions	38,909	491,428	7,862	82,547
Redeemed	(377,223)	(4,797,626)	(231,729)	(2,574,278)
	1,231,697	15,615,070	858,317	9,580,337
C Class
Sold	18,650	236,856	12,693	143,571
Issued in reinvestment of distributions	376	4,744	65	683
Redeemed	(4,431)	(56,507)	(3,412)	(39,903)
	14,595	185,093	9,346	104,351
R Class
Sold	732,757	9,301,944	556,067	6,227,902
Issued in reinvestment of distributions	16,044	202,791	2,149	22,562
Redeemed	(269,107)	(3,429,582)	(84,792)	(951,389)
	479,694	6,075,153	473,424	5,299,075
Net increase (decrease)	5,357,829	$68,124,691	2,724,260	$30,402,144

6. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the year ended July 31, 2014 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice In Retirement Portfolio
NT Core Equity Plus Fund	$14,944,428	$3,234,876	$1,222,456	$40,934	$1,051,891	$18,748,506
NT Equity Growth Fund	49,297,798	17,048,678	7,585,912	43,292	5,621,440	61,996,124
NT Growth Fund	31,873,165	8,497,836	3,952,614	100,344	1,573,356	40,407,511
NT Heritage Fund(3)	12,508,155	4,756,825	1,550,430	9,807	1,464,643	15,558,098
NT Large Company Value Fund	53,907,490	16,032,551	7,486,948	43,256	2,637,745	68,182,408
NT Mid Cap Value Fund	19,675,632	6,373,015	2,630,940	(9,618)	1,931,361	24,995,101
NT Small Company Fund	10,036,211	4,147,039	1,499,761	41,626	1,340,452	12,384,609
Real Estate Fund	4,714,870	1,638,303	670,113	4,747	117,213	6,333,427
High-Yield Fund	18,494,686	6,466,070	680,835	(13,348)	1,438,959	24,038,749
Inflation-Adjusted Bond Fund	37,215,811	6,595,339	34,306,406	(510,477)	411,609	9,514,071
NT Diversified Bond Fund	130,456,430	52,730,061	17,602,325	(660,703)	3,405,612	168,937,152
Short Duration Inflation Protection Bond Fund	—	39,613,239	807,127	(2,982)	240,104	38,843,486
Premium Money Market Fund	48,837,927	17,619,526	2,860,983	—	5,637	63,596,470
International Bond Fund	34,150,558	12,247,562	3,877,198	(159,340)	164,254	44,288,846
NT International Growth Fund	24,648,291	8,772,745	3,387,196	83,247	1,633,398	31,157,092
	$490,761,452	$205,773,665	$90,121,244	$(989,215)	$23,037,674	$628,981,650

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2015 Portfolio
NT Core Equity Plus Fund	$36,217,755	$2,757,546	$4,405,128	$797,701	$2,340,134	$37,890,953
NT Equity Growth Fund	114,915,003	19,301,091	14,417,853	846,276	12,549,285	126,044,031
NT Growth Fund	80,076,226	6,586,445	11,468,554	1,422,410	3,669,965	83,436,708
NT Heritage Fund(3)	35,202,020	5,959,558	6,784,446	1,106,210	3,608,711	33,170,019
NT Large Company Value Fund	127,590,950	14,368,890	15,146,919	958,716	5,847,194	138,445,986
NT Mid Cap Value Fund	50,233,314	5,204,690	6,096,721	584,696	4,567,334	52,347,142
NT Small Company Fund	25,161,735	4,373,572	3,222,133	703,570	3,000,796	25,081,867
Real Estate Fund	11,812,895	1,826,806	1,795,492	186,691	265,828	13,106,890
High-Yield Fund	41,104,653	7,784,290	457,863	(9,376)	3,094,621	47,971,835
Inflation-Adjusted Bond Fund	81,832,784	11,416,117	72,193,213	(1,354,916)	1,067,581	21,286,754
NT Diversified Bond Fund	296,513,740	64,151,754	26,861,775	(918,180)	7,386,810	340,511,788
Short Duration Inflation Protection Bond Fund	—	76,557,173	1,046,323	549	484,054	75,595,100
Premium Money Market Fund	101,533,706	25,508,189	1,660,022	—	11,662	125,381,873
International Bond Fund	73,095,451	14,332,856	2,918,309	(127,032)	354,001	88,064,271
NT Emerging Markets Fund	5,744,834	183,998	3,285,331	1,428,601	12,535	1,715,137
NT International Growth Fund	59,425,731	8,237,917	6,623,334	695,895	3,674,284	63,301,099
	$1,140,460,797	$268,550,892	$178,383,416	$6,321,811	$51,934,795	$1,273,351,453

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2020 Portfolio
NT Core Equity Plus Fund	$29,295,304	$7,970,141	$974,339	$24,969	$2,225,836	$40,177,487
NT Equity Growth Fund	92,628,694	34,619,516	5,846,452	47,206	11,306,212	128,117,838
NT Growth Fund	77,943,958	23,654,641	7,116,506	70,379	4,116,703	105,009,877
NT Heritage Fund(3)	38,099,577	14,875,088	4,197,873	(85,366)	4,661,104	48,498,511
NT Large Company Value Fund	109,159,548	35,859,765	8,121,910	152,858	5,711,182	149,517,346
NT Mid Cap Value Fund	48,559,183	15,115,980	2,306,323	20,206	5,092,997	65,528,416
NT Small Company Fund	20,078,437	8,080,004	1,114,588	11,054	2,822,271	26,466,705
Real Estate Fund	12,614,523	4,181,931	1,281,790	22,047	322,151	17,329,947
High-Yield Fund	35,081,429	15,082,324	521,775	(8,479)	2,900,302	49,149,604
Inflation-Adjusted Bond Fund	70,537,207	18,435,690	50,779,345	(3,236,378)	1,802,549	40,427,949
NT Diversified Bond Fund	244,627,045	117,951,231	23,999,218	(930,553)	6,888,635	345,201,698
Short Duration Inflation Protection Bond Fund	—	58,271,176	222,493	(728)	354,566	58,114,015
Premium Money Market Fund	65,611,158	33,958,308	1,332,994	—	8,413	98,236,472
NT Emerging Markets Fund	14,507,523	2,982,383	3,973,258	131,058	60,490	15,298,669
NT International Growth Fund	59,715,510	20,249,681	4,268,500	15,424	4,173,338	78,592,061
International Bond Fund	55,522,955	24,067,411	3,207,940	(144,733)	289,653	79,380,924
	$973,982,051	$435,355,270	$119,265,304	$(3,911,036)	$52,736,402	$1,345,047,519

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2025 Portfolio
NT Core Equity Plus Fund	$53,360,644	$6,541,827	$1,489,731	$86,948	$3,726,905	$64,788,224
NT Equity Growth Fund	164,108,895	31,375,699	7,208,467	242,415	18,457,527	198,686,047
NT Growth Fund	164,867,112	21,298,267	13,448,563	408,671	7,969,246	193,046,477
NT Heritage Fund(3)	82,650,950	19,731,366	4,546,451	227,683	9,367,036	96,791,367
NT Large Company Value Fund	203,235,375	33,619,950	13,739,344	476,121	9,729,987	243,996,009
NT Mid Cap Value Fund	98,075,587	15,763,712	2,447,844	11,478	9,377,645	118,876,688
NT Small Company Fund	47,235,143	10,514,850	5,210,699	810,445	5,898,231	50,761,373
Real Estate Fund	25,448,646	7,019,948	2,566,724	127,696	641,596	33,383,373
High-Yield Fund	57,089,248	18,163,358	—	—	4,530,492	74,501,593
Inflation-Adjusted Bond Fund	116,102,568	24,565,426	53,627,066	(4,085,924)	4,064,567	89,337,982
NT Diversified Bond Fund	412,152,010	137,228,501	28,640,927	(1,018,188)	10,841,936	530,428,369
Short Duration Inflation Protection Bond Fund	—	59,956,552	—	—	364,456	60,015,491
NT Emerging Markets Fund	39,717,316	8,643,274	5,093,435	114,563	183,695	48,717,391
NT International Growth Fund	124,038,009	26,768,298	9,275,655	206,387	8,152,320	147,439,152
Premium Money Market Fund	84,682,336	24,404,419	249,515	—	9,863	108,837,240
International Bond Fund	71,988,018	28,449,061	1,470,607	(76,753)	377,637	102,694,541
	$1,744,751,857	$474,044,508	$149,015,028	$(2,468,458)	$93,693,139	$2,162,301,317

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2030 Portfolio
NT Core Equity Plus Fund	$29,562,141	$9,528,866	$372,960	$(4,513)	$2,319,837	$42,740,078
NT Equity Growth Fund	84,053,139	34,704,734	3,251,478	(30,229)	10,579,493	121,713,108
NT Growth Fund	100,889,606	33,532,615	6,589,295	37,057	5,450,239	141,632,611
NT Heritage Fund(3)	45,940,052	22,109,479	1,307,792	(29,100)	5,986,874	65,961,559
NT Large Company Value Fund	109,592,131	38,243,535	4,404,098	21,217	5,852,877	156,423,602
NT Mid Cap Value Fund	47,437,023	18,732,132	846,731	(37,984)	5,147,837	69,560,002
NT Small Company Fund	32,734,602	14,710,792	2,414,728	(11,863)	4,744,927	44,093,587
Real Estate Fund	16,129,099	6,601,905	1,442,676	(47,237)	428,830	23,797,679
High-Yield Fund	27,392,368	14,930,312	773,928	(16,798)	2,333,921	41,126,774
Inflation-Adjusted Bond Fund	55,839,595	25,941,147	16,171,137	(1,396,275)	2,832,989	66,134,501
NT Diversified Bond Fund	192,762,914	115,254,539	20,411,650	(798,562)	5,652,045	293,062,384
Short Duration Inflation Protection Bond Fund	—	17,894,997	210,499	(577)	103,373	17,700,128
NT Emerging Markets Fund	25,942,886	9,144,373	2,258,170	(16,173)	131,140	36,675,822
NT International Growth Fund	78,278,686	33,564,463	5,205,239	30,854	5,694,050	110,306,314
Premium Money Market Fund	45,224,828	23,162,907	1,269,781	—	5,753	67,117,954
International Bond Fund	15,822,818	13,546,142	393,580	(16,531)	96,142	29,946,471
	$907,601,888	$431,602,938	$67,323,742	$(2,316,714)	$57,360,327	$1,327,992,574

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2035 Portfolio
NT Core Equity Plus Fund	$42,791,165	$7,694,961	$1,075,564	$43,821	$3,085,778	$54,745,212
NT Equity Growth Fund	126,819,514	27,581,816	4,994,639	120,030	14,514,091	157,669,676
NT Growth Fund	168,353,342	28,905,261	6,945,766	16,283	8,415,493	212,029,145
NT Heritage Fund(3)	75,487,296	19,118,577	3,410,865	(9,053)	8,777,194	90,400,282
NT Large Company Value Fund	168,717,555	33,354,615	8,093,606	173,974	8,258,397	211,996,402
NT Mid Cap Value Fund	74,081,793	12,634,109	1,560,844	46,807	7,162,058	90,912,502
NT Small Company Fund	56,706,522	18,676,207	3,193,584	56,300	7,676,593	70,704,075
Real Estate Fund	26,110,401	7,146,120	2,483,193	86,583	650,539	34,358,220
High-Yield Fund	33,667,562	13,214,764	35,670	(1,063)	2,719,587	46,363,256
Inflation-Adjusted Bond Fund	69,184,635	26,898,577	2,793,946	(295,149)	4,039,351	92,478,146
NT Diversified Bond Fund	241,323,110	104,422,105	22,008,341	(766,126)	6,574,805	329,838,678
Short Duration Inflation Protection Bond Fund	—	1,250,930	—	—	3,117	1,250,774
NT Emerging Markets Fund	45,272,251	10,228,128	4,872,792	93,286	219,032	56,940,822
NT International Growth Fund	127,439,837	37,034,211	10,427,013	216,222	8,478,389	159,954,360
Premium Money Market Fund	55,091,232	26,843,285	676,882	—	6,897	81,257,635
	$1,311,046,215	$375,003,666	$72,572,705	$(218,085)	$80,581,321	$1,690,899,185

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2040 Portfolio
NT Core Equity Plus Fund	$23,081,510	$8,123,670	$677,462	$22,465	$1,796,172	$33,643,317
NT Equity Growth Fund	65,042,180	29,142,000	1,861,233	(4,575)	8,411,470	97,204,560
NT Growth Fund	88,028,301	33,618,731	3,234,461	(5,852)	4,903,465	130,636,594
NT Heritage Fund(3)	42,243,287	21,202,231	1,480,080	(33,541)	5,605,573	61,209,041
NT Large Company Value Fund	87,722,997	34,890,128	2,847,921	13,873	4,819,060	130,440,902
NT Mid Cap Value Fund	41,853,914	16,790,640	836,625	(31,963)	4,582,891	61,554,660
NT Small Company Fund	26,301,041	15,222,675	1,048,695	(15,914)	4,036,738	39,601,289
Real Estate Fund	14,420,260	6,826,992	1,496,120	(18,757)	391,601	22,064,852
High-Yield Fund	14,257,648	8,910,388	141,404	(4,158)	1,281,288	22,787,989
Inflation-Adjusted Bond Fund	28,556,394	19,172,640	1,447,052	(151,048)	1,911,471	45,977,800
NT Diversified Bond Fund	100,335,778	68,199,566	9,656,542	(354,192)	3,063,568	161,778,774
NT Emerging Markets Fund	27,657,189	11,958,825	2,856,841	10,612	146,669	40,912,527
NT International Growth Fund	63,418,475	30,901,291	2,349,679	(10,376)	4,821,830	94,874,313
Premium Money Market Fund	11,028,928	10,895,805	100,343	—	1,687	21,824,390
	$633,947,902	$315,855,582	$30,034,458	$(583,426)	$45,773,483	$964,511,008

(1)	Underlying fund investments represent Institutional Class, except Premium Money Market Fund Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2045 Portfolio
NT Core Equity Plus Fund	$39,566,192	$9,122,796	$1,037,251	$9,991	$2,930,850	$52,748,164
NT Equity Growth Fund	90,379,333	29,574,539	2,317,858	(25,940)	10,861,498	123,952,889
NT Growth Fund	127,889,351	33,251,342	3,648,876	(1,234)	6,559,040	174,316,985
NT Heritage Fund(3)	64,314,419	25,152,662	1,385,991	(36,855)	7,931,389	87,164,243
NT Large Company Value Fund	127,911,268	36,765,032	4,586,089	57,117	6,473,313	174,412,519
NT Mid Cap Value Fund	63,178,564	20,219,862	1,091,426	(6,280)	6,480,817	87,664,011
NT Small Company Fund	37,198,289	14,914,124	3,307,801	60,892	4,956,241	47,776,691
Real Estate Fund	22,042,634	7,359,230	2,007,357	37,736	560,011	30,575,161
High-Yield Fund	16,781,963	7,598,563	1,966	(52)	1,383,140	24,118,993
Inflation-Adjusted Bond Fund	33,682,211	16,081,068	837,883	(88,511)	2,040,120	48,498,016
NT Diversified Bond Fund	118,928,323	61,610,096	13,454,933	(486,712)	3,319,332	170,288,678
NT Emerging Markets Fund	45,633,504	15,372,721	4,480,007	(15,828)	229,520	63,250,343
NT International Growth Fund	88,573,621	35,784,862	4,634,048	(39,009)	6,268,923	123,813,510
	$876,079,672	$312,806,897	$42,791,486	$(534,685)	$59,994,194	$1,208,580,203

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2050 Portfolio
NT Core Equity Plus Fund	$15,208,882	$6,811,629	$368,487	$(927)	$1,201,611	$23,798,903
NT Equity Growth Fund	34,999,679	17,928,303	1,400,492	(22,701)	4,414,247	54,182,084
NT Growth Fund	50,096,465	23,307,440	2,243,084	(8,117)	2,738,789	78,113,200
NT Heritage Fund(3)	24,528,572	15,268,268	870,367	(19,561)	3,258,085	38,453,694
NT Large Company Value Fund	50,981,280	24,117,678	1,924,159	(7,484)	2,755,783	79,436,310
NT Mid Cap Value Fund	24,363,275	12,627,582	584,923	(7,645)	2,658,533	38,676,937
NT Small Company Fund	16,138,354	9,931,626	1,211,811	(19,513)	2,407,024	24,383,176
Real Estate Fund	9,368,529	4,948,631	982,978	(22,719)	254,767	14,865,267
High-Yield Fund	5,649,452	3,783,182	52,375	(1,514)	501,082	9,279,822
Inflation-Adjusted Bond Fund	11,325,745	8,133,038	726,013	(73,876)	742,712	18,644,842
NT Diversified Bond Fund	40,064,729	29,418,456	4,158,452	(169,472)	1,216,223	66,515,538
NT Emerging Markets Fund	20,971,635	10,844,032	2,586,213	(76,559)	113,366	32,593,074
NT International Growth Fund	33,255,084	20,344,903	2,141,585	(17,056)	2,511,255	52,976,278
	$336,951,681	$187,464,768	$19,250,939	$(447,144)	$24,773,477	$531,919,125

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2055 Portfolio
NT Core Equity Plus Fund	$2,137,578	$3,139,116	$177,385	$(1,392)	$211,512	$5,506,746
NT Equity Growth Fund	5,086,776	7,988,031	503,803	(16,637)	805,323	13,144,513
NT Growth Fund	7,210,190	11,080,270	928,272	(10,333)	495,268	18,642,499
NT Heritage Fund(3)	3,569,212	6,115,440	395,466	(27,474)	589,574	9,191,468
NT Large Company Value Fund	7,304,290	11,123,856	741,673	(5,695)	504,885	18,944,338
NT Mid Cap Value Fund	3,536,383	5,523,949	329,861	(7,375)	479,007	9,212,874
NT Small Company Fund	2,375,397	4,022,862	218,105	(11,410)	433,910	6,080,855
Real Estate Fund	1,386,712	2,195,721	251,729	(10,058)	50,249	3,680,880
NT Emerging Markets Fund	3,062,283	4,873,289	665,993	(15,941)	21,382	7,955,213
NT International Growth Fund	4,491,965	7,764,955	772,269	(13,356)	417,287	11,659,646
High-Yield Fund	709,772	1,238,399	71,054	(1,844)	82,124	1,856,771
Inflation-Adjusted Bond Fund	1,420,209	2,587,915	294,392	(30,724)	122,653	3,738,921
NT Diversified Bond Fund	4,955,443	9,135,959	1,217,359	(42,185)	197,747	13,103,228
	$47,246,210	$76,789,762	$6,567,361	$(194,424)	$4,410,921	$122,717,952

(1)	Underlying fund investments represent Institutional Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

7. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

As of July 31, 2014, the funds, in aggregate, owned 98% of the shares of the underlying NT Core Equity Plus Fund, NT Diversified Bond Fund, NT Emerging Markets Fund, NT Equity Growth Fund, NT Growth Fund, NT Heritage Fund, NT International Growth Fund, NT Large Company Value Fund, NT Mid Cap Value Fund and NT Small Company Fund.

8. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

9. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2014 and July 31, 2013 were as follows:

	2014		2013
	Distributions Paid From:		Distributions Paid From:
	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains
One Choice In Retirement Portfolio	$11,064,101	$5,491,313	$7,401,513	$4,259,572
One Choice 2015 Portfolio	$25,138,271	$14,938,130	$18,467,497	$7,656,970
One Choice 2020 Portfolio	$22,955,607	$8,118,107	$12,718,934	$6,334,959
One Choice 2025 Portfolio	$41,096,621	$17,873,524	$24,883,625	$9,261,161
One Choice 2030 Portfolio	$23,043,333	$8,404,245	$10,510,363	$5,559,501
One Choice 2035 Portfolio	$32,247,769	$14,298,263	$15,837,573	$8,185,007
One Choice 2040 Portfolio	$17,734,546	$6,129,116	$6,404,633	$3,443,875
One Choice 2045 Portfolio	$23,244,240	$9,940,285	$9,786,591	$4,663,539
One Choice 2050 Portfolio	$9,480,679	$3,346,492	$3,087,879	$1,709,809
One Choice 2055 Portfolio	$1,588,935	$297,313	$251,068	$49,746

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2014, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Federal tax cost of investments	$539,413,382	$1,068,203,642	$1,163,914,639	$1,802,969,093	$1,139,144,588
Gross tax appreciation of investments	$89,568,268	$205,147,811	$181,132,880	$359,332,224	$189,365,365
Gross tax depreciation of investments	—	—	—	—	(517,379)
Net tax appreciation (depreciation) of investments	$89,568,268	$205,147,811	$181,132,880	$359,332,224	$188,847,986
Undistributed ordinary income	—	$5,769,814	$6,731,904	$10,452,379	$6,134,571
Accumulated long-term gains	$8,406,405	$23,434,846	$22,148,500	$44,104,553	$28,694,179

	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
Federal tax cost of investments	$1,395,647,555	$822,080,403	$997,805,688	$457,007,088	$113,234,978
Gross tax appreciation of investments	$296,139,437	$143,641,091	$211,589,441	$75,478,443	$9,563,853
Gross tax depreciation of investments	(887,807)	(1,210,486)	(814,926)	(566,406)	(80,879)
Net tax appreciation (depreciation) of investments	$295,251,630	$142,430,605	$210,774,515	$74,912,037	$9,482,974
Undistributed ordinary income	$8,104,014	$4,129,362	$4,915,307	$1,966,991	$429,877
Accumulated long-term gains	$41,990,066	$24,334,082	$32,534,339	$13,444,899	$2,321,241

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2014	$12.41	0.27	0.73	1.00	(0.27)	(0.12)	(0.39)	$13.02	8.19%	0.20%	2.09%	16%	$255,133
2013	$11.61	0.22	0.94	1.16	(0.23)	(0.13)	(0.36)	$12.41	10.11%	0.20%	1.83%	11%	$205,529
2012	$11.23	0.25	0.39	0.64	(0.26)	—	(0.26)	$11.61	5.81%	0.21%	2.21%	28%	$128,450
2011	$10.27	0.24	0.97	1.21	(0.25)	—	(0.25)	$11.23	11.87%	0.21%	2.26%	10%	$81,907
2010	$9.53	0.22	0.74	0.96	(0.22)	—	(0.22)	$10.27	10.15%	0.21%	2.19%	13%	$102,497
Institutional Class
2014	$12.42	0.29	0.73	1.02	(0.29)	(0.12)	(0.41)	$13.03	8.40%	0.00%(4)	2.29%	16%	$130,406
2013	$11.61	0.25	0.94	1.19	(0.25)	(0.13)	(0.38)	$12.42	10.42%	0.00%(4)	2.03%	11%	$104,270
2012	$11.24	0.27	0.38	0.65	(0.28)	—	(0.28)	$11.61	5.92%	0.01%	2.41%	28%	$74,759
2011	$10.27	0.28	0.96	1.24	(0.27)	—	(0.27)	$11.24	12.20%	0.01%	2.46%	10%	$104,778
2010	$9.53	0.24	0.74	0.98	(0.24)	—	(0.24)	$10.27	10.37%	0.01%	2.39%	13%	$39,202
A Class(5)
2014	$12.41	0.24	0.73	0.97	(0.24)	(0.12)	(0.36)	$13.02	7.92%	0.45%	1.84%	16%	$139,911
2013	$11.60	0.19	0.95	1.14	(0.20)	(0.13)	(0.33)	$12.41	9.94%	0.45%	1.58%	11%	$119,504
2012	$11.23	0.23	0.37	0.60	(0.23)	—	(0.23)	$11.60	5.46%	0.46%	1.96%	28%	$105,111
2011	$10.27	0.22	0.96	1.18	(0.22)	—	(0.22)	$11.23	11.60%	0.46%	2.01%	10%	$87,205
2010	$9.53	0.19	0.75	0.94	(0.20)	—	(0.20)	$10.27	9.87%	0.46%	1.94%	13%	$68,110

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$12.41	0.14	0.73	0.87	(0.16)	(0.12)	(0.28)	$13.00	7.13%	1.20%	1.09%	16%	$2,574
2013	$11.61	0.10	0.94	1.04	(0.11)	(0.13)	(0.24)	$12.41	9.04%	1.20%	0.83%	11%	$1,369
2012	$11.24	0.14	0.38	0.52	(0.15)	—	(0.15)	$11.61	4.69%	1.21%	1.21%	28%	$810
2011	$10.27	0.09	1.02	1.11	(0.14)	—	(0.14)	$11.24	10.87%	1.21%	1.26%	10%	$538
2010(6)	$10.15	0.03	0.12	0.15	(0.03)	—	(0.03)	$10.27	1.51%	1.21%(7)	0.77%(7)	13%(8)	$35
R Class
2014	$12.40	0.20	0.72	0.92	(0.20)	(0.12)	(0.32)	$13.00	7.57%	0.70%	1.59%	16%	$100,946
2013	$11.59	0.16	0.95	1.11	(0.17)	(0.13)	(0.30)	$12.40	9.67%	0.70%	1.33%	11%	$60,104
2012	$11.22	0.18	0.39	0.57	(0.20)	—	(0.20)	$11.59	5.20%	0.71%	1.71%	28%	$38,365
2011	$10.26	0.19	0.96	1.15	(0.19)	—	(0.19)	$11.22	11.33%	0.71%	1.76%	10%	$24,616
2010	$9.52	0.16	0.75	0.91	(0.17)	—	(0.17)	$10.26	9.61%	0.71%	1.69%	13%	$12,527

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through July 31, 2010.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2015 Portfolio
Investor Class
2014	$13.19	0.29	0.79	1.08	(0.28)	(0.18)	(0.46)	$13.81	8.27%	0.20%	2.13%	15%	$598,572
2013	$12.26	0.24	1.04	1.28	(0.25)	(0.10)	(0.35)	$13.19	10.61%	0.20%	1.85%	6%	$543,673
2012	$11.88	0.26	0.39	0.65	(0.27)	—	(0.27)	$12.26	5.63%	0.21%	2.22%	19%	$424,416
2011	$10.76	0.25	1.11	1.36	(0.24)	—	(0.24)	$11.88	12.72%	0.21%	2.21%	4%	$322,747
2010	$9.87	0.22	0.86	1.08	(0.19)	—	(0.19)	$10.76	11.00%	0.21%	2.11%	9%	$284,172
Institutional Class
2014	$13.21	0.31	0.81	1.12	(0.31)	(0.18)	(0.49)	$13.84	8.56%	0.00%(4)	2.33%	15%	$233,983
2013	$12.28	0.26	1.04	1.30	(0.27)	(0.10)	(0.37)	$13.21	10.82%	0.00%(4)	2.05%	6%	$182,995
2012	$11.90	0.29	0.38	0.67	(0.29)	—	(0.29)	$12.28	5.83%	0.01%	2.42%	19%	$125,106
2011	$10.78	0.29	1.09	1.38	(0.26)	—	(0.26)	$11.90	12.92%	0.01%	2.41%	4%	$175,214
2010	$9.89	0.25	0.85	1.10	(0.21)	—	(0.21)	$10.78	11.20%	0.01%	2.31%	9%	$82,264
A Class(5)
2014	$13.17	0.26	0.78	1.04	(0.24)	(0.18)	(0.42)	$13.79	8.01%	0.45%	1.88%	15%	$308,075
2013	$12.24	0.20	1.05	1.25	(0.22)	(0.10)	(0.32)	$13.17	10.34%	0.45%	1.60%	6%	$295,377
2012	$11.87	0.23	0.38	0.61	(0.24)	—	(0.24)	$12.24	5.28%	0.46%	1.97%	19%	$242,298
2011	$10.75	0.22	1.11	1.33	(0.21)	—	(0.21)	$11.87	12.44%	0.46%	1.96%	4%	$178,615
2010	$9.86	0.19	0.86	1.05	(0.16)	—	(0.16)	$10.75	10.73%	0.46%	1.86%	9%	$115,945

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$13.14	0.15	0.79	0.94	(0.14)	(0.18)	(0.32)	$13.76	7.21%	1.20%	1.13%	15%	$4,764
2013	$12.21	0.11	1.04	1.15	(0.12)	(0.10)	(0.22)	$13.14	9.53%	1.20%	0.85%	6%	$4,003
2012	$11.84	0.13	0.39	0.52	(0.15)	—	(0.15)	$12.21	4.50%	1.21%	1.22%	19%	$2,124
2011	$10.72	0.12	1.12	1.24	(0.12)	—	(0.12)	$11.84	11.62%	1.21%	1.21%	4%	$934
2010(6)	$10.55	0.04	0.13	0.17	—	—	—	$10.72	1.61%	1.21%(7)	0.83%(7)	9%(8)	$182
R Class
2014	$13.15	0.22	0.80	1.02	(0.21)	(0.18)	(0.39)	$13.78	7.83%	0.70%	1.63%	15%	$127,958
2013	$12.22	0.17	1.04	1.21	(0.18)	(0.10)	(0.28)	$13.15	10.08%	0.70%	1.35%	6%	$114,413
2012	$11.85	0.20	0.38	0.58	(0.21)	—	(0.21)	$12.22	5.02%	0.71%	1.72%	19%	$86,079
2011	$10.73	0.20	1.10	1.30	(0.18)	—	(0.18)	$11.85	12.18%	0.71%	1.71%	4%	$58,006
2010	$9.84	0.16	0.87	1.03	(0.14)	—	(0.14)	$10.73	10.47%	0.71%	1.61%	9%	$37,643

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through July 31, 2010.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2014	$11.56	0.26	0.77	1.03	(0.24)	(0.09)	(0.33)	$12.26	8.99%	0.20%	2.16%	10%	$549,087
2013	$10.64	0.20	1.02	1.22	(0.20)	(0.10)	(0.30)	$11.56	11.67%	0.20%	1.79%	6%	$384,010
2012	$10.37	0.21	0.32	0.53	(0.23)	(0.03)	(0.26)	$10.64	5.27%	0.21%	2.14%	28%	$218,341
2011	$9.30	0.20	1.06	1.26	(0.19)	—(4)	(0.19)	$10.37	13.66%	0.21%	2.13%	4%	$105,921
2010	$8.47	0.19	0.80	0.99	(0.15)	(0.01)	(0.16)	$9.30	11.69%	0.21%	1.99%	8%	$127,604
Institutional Class
2014	$11.57	0.28	0.77	1.05	(0.26)	(0.09)	(0.35)	$12.27	9.20%	0.00%(5)	2.36%	10%	$310,325
2013	$10.65	0.22	1.02	1.24	(0.22)	(0.10)	(0.32)	$11.57	11.89%	0.00%(5)	1.99%	6%	$211,576
2012	$10.38	0.25	0.30	0.55	(0.25)	(0.03)	(0.28)	$10.65	5.48%	0.01%	2.34%	28%	$99,935
2011	$9.31	0.24	1.04	1.28	(0.21)	—(4)	(0.21)	$10.38	13.88%	0.01%	2.33%	4%	$169,034
2010	$8.47	0.20	0.81	1.01	(0.16)	(0.01)	(0.17)	$9.31	11.90%	0.01%	2.19%	8%	$44,304
A Class(6)
2014	$11.54	0.23	0.76	0.99	(0.21)	(0.09)	(0.30)	$12.23	8.64%	0.45%	1.91%	10%	$334,141
2013	$10.62	0.17	1.02	1.19	(0.17)	(0.10)	(0.27)	$11.54	11.41%	0.45%	1.54%	6%	$270,040
2012	$10.36	0.20	0.29	0.49	(0.20)	(0.03)	(0.23)	$10.62	4.92%	0.46%	1.89%	28%	$180,502
2011	$9.28	0.19	1.05	1.24	(0.16)	—(4)	(0.16)	$10.36	13.51%	0.46%	1.88%	4%	$124,401
2010	$8.45	0.15	0.81	0.96	(0.12)	(0.01)	(0.13)	$9.28	11.43%	0.46%	1.74%	8%	$80,483

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$11.52	0.14	0.77	0.91	(0.12)	(0.09)	(0.21)	$12.22	7.91%	1.20%	1.16%	10%	$10,743
2013	$10.61	0.08	1.02	1.10	(0.09)	(0.10)	(0.19)	$11.52	10.48%	1.20%	0.79%	6%	$6,117
2012	$10.34	0.10	0.32	0.42	(0.12)	(0.03)	(0.15)	$10.61	4.23%	1.21%	1.14%	28%	$2,304
2011	$9.26	0.10	1.07	1.17	(0.09)	—(4)	(0.09)	$10.34	12.68%	1.21%	1.13%	4%	$578
2010(7)	$9.12	0.03	0.11	0.14	—	—	—	$9.26	1.54%	1.21%(8)	0.67%(8)	8%(9)	$103
R Class
2014	$11.53	0.20	0.76	0.96	(0.18)	(0.09)	(0.27)	$12.22	8.37%	0.70%	1.66%	10%	$140,753
2013	$10.61	0.14	1.03	1.17	(0.15)	(0.10)	(0.25)	$11.53	11.14%	0.70%	1.29%	6%	$102,250
2012	$10.34	0.16	0.31	0.47	(0.17)	(0.03)	(0.20)	$10.61	4.76%	0.71%	1.64%	28%	$61,212
2011	$9.27	0.16	1.05	1.21	(0.14)	—(4)	(0.14)	$10.34	13.13%	0.71%	1.63%	4%	$35,703
2010	$8.44	0.13	0.81	0.94	(0.10)	(0.01)	(0.11)	$9.27	11.17%	0.71%	1.49%	8%	$14,928

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Per-share amount was less than $0.005.

(5)	Ratio was less than 0.005%.

(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(7)	March 1, 2010 (commencement of sale) through July 31, 2010.

(8)	Annualized.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2014	$13.71	0.32	0.98	1.30	(0.30)	(0.14)	(0.44)	$14.57	9.61%	0.20%	2.23%	7%	$992,507
2013	$12.46	0.23	1.35	1.58	(0.24)	(0.09)	(0.33)	$13.71	12.88%	0.20%	1.79%	3%	$807,998
2012	$12.13	0.25	0.34	0.59	(0.26)	—	(0.26)	$12.46	4.99%	0.21%	2.07%	21%	$554,462
2011	$10.78	0.23	1.34	1.57	(0.22)	—	(0.22)	$12.13	14.60%	0.21%	1.98%	3%	$425,965
2010	$9.76	0.19	1.00	1.19	(0.17)	—	(0.17)	$10.78	12.19%	0.21%	1.83%	10%	$393,154
Institutional Class
2014	$13.72	0.34	0.99	1.33	(0.33)	(0.14)	(0.47)	$14.58	9.83%	0.00%(4)	2.43%	7%	$424,420
2013	$12.47	0.26	1.35	1.61	(0.27)	(0.09)	(0.36)	$13.72	13.10%	0.00%(4)	1.99%	3%	$298,052
2012	$12.14	0.27	0.34	0.61	(0.28)	—	(0.28)	$12.47	5.20%	0.01%	2.27%	21%	$181,693
2011	$10.79	0.27	1.32	1.59	(0.24)	—	(0.24)	$12.14	14.82%	0.01%	2.18%	3%	$257,121
2010	$9.77	0.21	1.00	1.21	(0.19)	—	(0.19)	$10.79	12.40%	0.01%	2.03%	10%	$103,770
A Class(5)
2014	$13.69	0.29	0.98	1.27	(0.27)	(0.14)	(0.41)	$14.55	9.35%	0.45%	1.98%	7%	$528,142
2013	$12.44	0.20	1.35	1.55	(0.21)	(0.09)	(0.30)	$13.69	12.61%	0.45%	1.54%	3%	$460,301
2012	$12.11	0.22	0.34	0.56	(0.23)	—	(0.23)	$12.44	4.73%	0.46%	1.82%	21%	$327,130
2011	$10.77	0.20	1.33	1.53	(0.19)	—	(0.19)	$12.11	14.23%	0.46%	1.73%	3%	$242,996
2010	$9.74	0.16	1.01	1.17	(0.14)	—	(0.14)	$10.77	12.03%	0.46%	1.58%	10%	$143,045

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$13.67	0.18	0.97	1.15	(0.16)	(0.14)	(0.30)	$14.52	8.46%	1.20%	1.23%	7%	$7,147
2013	$12.41	0.10	1.36	1.46	(0.11)	(0.09)	(0.20)	$13.67	11.86%	1.20%	0.79%	3%	$6,179
2012	$12.09	0.12	0.34	0.46	(0.14)	—	(0.14)	$12.41	3.87%	1.21%	1.07%	21%	$3,498
2011	$10.74	0.11	1.34	1.45	(0.10)	—	(0.10)	$12.09	13.50%	1.21%	0.98%	3%	$1,595
2010(6)	$10.58	0.02	0.14	0.16	—	—	—	$10.74	1.51%	1.21%(7)	0.43%(7)	10%(8)	$373
R Class
2014	$13.67	0.25	0.97	1.22	(0.23)	(0.14)	(0.37)	$14.52	9.01%	0.70%	1.73%	7%	$210,067
2013	$12.42	0.17	1.35	1.52	(0.18)	(0.09)	(0.27)	$13.67	12.34%	0.70%	1.29%	3%	$172,227
2012	$12.09	0.19	0.34	0.53	(0.20)	—	(0.20)	$12.42	4.48%	0.71%	1.57%	21%	$129,489
2011	$10.75	0.17	1.33	1.50	(0.16)	—	(0.16)	$12.09	13.97%	0.71%	1.48%	3%	$88,153
2010	$9.73	0.14	0.99	1.13	(0.11)	—	(0.11)	$10.75	11.66%	0.71%	1.33%	10%	$47,433

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through July 31, 2010.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2014	$11.62	0.27	0.89	1.16	(0.25)	(0.09)	(0.34)	$12.44	10.15%	0.20%	2.27%	6%	$512,356
2013	$10.41	0.18	1.30	1.48	(0.18)	(0.09)	(0.27)	$11.62	14.53%	0.21%	1.66%	5%	$333,309
2012	$10.17	0.18	0.27	0.45	(0.19)	(0.02)	(0.21)	$10.41	4.60%	0.21%	1.87%	28%	$170,955
2011	$8.95	0.16	1.21	1.37	(0.15)	—(4)	(0.15)	$10.17	15.41%	0.21%	1.76%	4%	$76,884
2010	$8.04	0.14	0.89	1.03	(0.11)	(0.01)	(0.12)	$8.95	12.9%	0.21%	1.63%	7%	$99,983
Institutional Class
2014	$11.62	0.30	0.89	1.19	(0.28)	(0.09)	(0.37)	$12.44	10.37%	0.00%(5)	2.47%	6%	$320,834
2013	$10.42	0.21	1.28	1.49	(0.20)	(0.09)	(0.29)	$11.62	14.76%	0.01%	1.86%	5%	$202,598
2012	$10.18	0.21	0.26	0.47	(0.21)	(0.02)	(0.23)	$10.42	4.71%	0.01%	2.07%	28%	$94,349
2011	$8.95	0.20	1.20	1.40	(0.17)	—(4)	(0.17)	$10.18	15.62%	0.01%	1.96%	4%	$144,661
2010	$8.05	0.16	0.88	1.04	(0.13)	(0.01)	(0.14)	$8.95	13.11%	0.01%	1.83%	7%	$33,647
A Class(6)
2014	$11.59	0.24	0.89	1.13	(0.22)	(0.09)	(0.31)	$12.41	9.89%	0.45%	2.02%	6%	$355,604
2013	$10.38	0.16	1.30	1.46	(0.16)	(0.09)	(0.25)	$11.59	14.28%	0.46%	1.41%	5%	$264,393
2012	$10.15	0.17	0.24	0.41	(0.16)	(0.02)	(0.18)	$10.38	4.25%	0.46%	1.62%	28%	$170,227
2011	$8.93	0.15	1.20	1.35	(0.13)	—(4)	(0.13)	$10.15	15.15%	0.46%	1.51%	4%	$114,892
2010	$8.03	0.12	0.88	1.00	(0.09)	(0.01)	(0.10)	$8.93	12.51%	0.46%	1.38%	7%	$71,159

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$11.57	0.16	0.88	1.04	(0.13)	(0.09)	(0.22)	$12.39	9.07%	1.20%	1.27%	6%	$4,449
2013	$10.37	0.07	1.29	1.36	(0.07)	(0.09)	(0.16)	$11.57	13.32%	1.21%	0.66%	5%	$3,417
2012	$10.13	0.09	0.26	0.35	(0.09)	(0.02)	(0.11)	$10.37	3.57%	1.21%	0.87%	28%	$1,595
2011	$8.92	0.06	1.20	1.26	(0.05)	—(4)	(0.05)	$10.13	14.18%	1.21%	0.76%	4%	$728
2010(7)	$8.80	0.02	0.10	0.12	—	—	—	$8.92	1.36%	1.21%(8)	0.41%(8)	7%(9)	$162
R Class
2014	$11.58	0.22	0.87	1.09	(0.19)	(0.09)	(0.28)	$12.39	9.53%	0.70%	1.77%	6%	$134,751
2013	$10.37	0.13	1.30	1.43	(0.13)	(0.09)	(0.22)	$11.58	14.00%	0.71%	1.16%	5%	$103,886
2012	$10.14	0.13	0.26	0.39	(0.14)	(0.02)	(0.16)	$10.37	3.99%	0.71%	1.37%	28%	$69,278
2011	$8.92	0.12	1.20	1.32	(0.10)	—(4)	(0.10)	$10.14	14.88%	0.71%	1.26%	4%	$35,411
2010	$8.02	0.10	0.88	0.98	(0.07)	(0.01)	(0.08)	$8.92	12.24%	0.71%	1.13%	7%	$14,455

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Per-share amount was less than $0.005.

(5)	Ratio was less than 0.005%.

(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(7)	March 1, 2010 (commencement of sale) through July 31, 2010.

(8)	Annualized.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2014	$14.52	0.35	1.22	1.57	(0.34)	(0.15)	(0.49)	$15.60	10.91%	0.20%	2.32%	5%	$755,938
2013	$12.81	0.22	1.82	2.04	(0.22)	(0.11)	(0.33)	$14.52	16.24%	0.20%	1.62%	3%	$573,216
2012	$12.52	0.22	0.30	0.52	(0.23)	—	(0.23)	$12.81	4.26%	0.21%	1.82%	16%	$374,544
2011	$10.92	0.20	1.59	1.79	(0.19)	—	(0.19)	$12.52	16.44%	0.21%	1.68%	3%	$277,333
2010	$9.74	0.17	1.15	1.32	(0.14)	—	(0.14)	$10.92	13.58%	0.21%	1.54%	8%	$231,716
Institutional Class
2014	$14.55	0.38	1.21	1.59	(0.37)	(0.15)	(0.52)	$15.62	11.04%	0.00%(4)	2.52%	5%	$323,043
2013	$12.83	0.25	1.83	2.08	(0.25)	(0.11)	(0.36)	$14.55	16.54%	0.00%(4)	1.82%	3%	$235,505
2012	$12.54	0.25	0.29	0.54	(0.25)	—	(0.25)	$12.83	4.46%	0.01%	2.02%	16%	$138,143
2011	$10.93	0.24	1.58	1.82	(0.21)	—	(0.21)	$12.54	16.75%	0.01%	1.88%	3%	$154,449
2010	$9.76	0.19	1.14	1.33	(0.16)	—	(0.16)	$10.93	13.68%	0.01%	1.74%	8%	$66,385
A Class(5)
2014	$14.51	0.32	1.20	1.52	(0.30)	(0.15)	(0.45)	$15.58	10.57%	0.45%	2.07%	5%	$425,198
2013	$12.79	0.19	1.83	2.02	(0.19)	(0.11)	(0.30)	$14.51	16.05%	0.45%	1.37%	3%	$356,751
2012	$12.50	0.20	0.29	0.49	(0.20)	—	(0.20)	$12.79	4.00%	0.46%	1.57%	16%	$239,410
2011	$10.90	0.17	1.59	1.76	(0.16)	—	(0.16)	$12.50	16.17%	0.46%	1.43%	3%	$174,230
2010	$9.73	0.14	1.14	1.28	(0.11)	—	(0.11)	$10.90	13.21%	0.46%	1.29%	8%	$103,002

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$14.46	0.19	1.21	1.40	(0.18)	(0.15)	(0.33)	$15.53	9.76%	1.20%	1.32%	5%	$4,586
2013	$12.76	0.08	1.82	1.90	(0.09)	(0.11)	(0.20)	$14.46	15.05%	1.20%	0.62%	3%	$3,572
2012	$12.46	0.09	0.32	0.41	(0.11)	—	(0.11)	$12.76	3.31%	1.21%	0.82%	16%	$1,396
2011	$10.87	0.07	1.59	1.66	(0.07)	—	(0.07)	$12.46	15.25%	1.21%	0.68%	3%	$630
2010(6)	$10.74	0.01	0.12	0.13	—	—	—	$10.87	1.21%	1.21%(7)	0.29%(7)	8%(8)	$86
R Class
2014	$14.49	0.27	1.21	1.48	(0.26)	(0.15)	(0.41)	$15.56	10.30%	0.70%	1.82%	5%	$182,137
2013	$12.78	0.16	1.82	1.98	(0.16)	(0.11)	(0.27)	$14.49	15.69%	0.70%	1.12%	3%	$141,978
2012	$12.48	0.16	0.31	0.47	(0.17)	—	(0.17)	$12.78	3.83%	0.71%	1.32%	16%	$101,164
2011	$10.89	0.14	1.58	1.72	(0.13)	—	(0.13)	$12.48	15.80%	0.71%	1.18%	3%	$71,077
2010	$9.72	0.11	1.15	1.26	(0.09)	—	(0.09)	$10.89	12.93%	0.71%	1.04%	8%	$35,276

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through July 31, 2010.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2014	$11.87	0.30	1.07	1.37	(0.28)	(0.10)	(0.38)	$12.86	11.63%	0.20%	2.38%	4%	$392,199
2013	$10.31	0.18	1.62	1.80	(0.16)	(0.08)	(0.24)	$11.87	17.83%	0.20%	1.58%	5%	$234,285
2012	$10.11	0.17	0.23	0.40	(0.17)	(0.03)	(0.20)	$10.31	4.05%	0.21%	1.71%	20%	$107,290
2011	$8.72	0.14	1.39	1.53	(0.14)	—(4)	(0.14)	$10.11	17.57%	0.21%	1.57%	5%	$44,433
2010	$7.75	0.12	0.95	1.07	(0.09)	(0.01)	(0.10)	$8.72	13.80%	0.21%	1.40%	3%	$41,985
Institutional Class
2014	$11.88	0.32	1.07	1.39	(0.30)	(0.10)	(0.40)	$12.87	11.84%	0.00%(5)	2.58%	4%	$243,924
2013	$10.32	0.20	1.62	1.82	(0.18)	(0.08)	(0.26)	$11.88	18.05%	0.00%(5)	1.78%	5%	$156,913
2012	$10.12	0.19	0.23	0.42	(0.19)	(0.03)	(0.22)	$10.32	4.26%	0.01%	1.91%	20%	$70,149
2011	$8.73	0.18	1.37	1.55	(0.16)	—(4)	(0.16)	$10.12	17.78%	0.01%	1.77%	5%	$78,468
2010	$7.75	0.14	0.96	1.10	(0.11)	(0.01)	(0.12)	$8.73	14.16%	0.01%	1.60%	3%	$22,593
A Class(6)
2014	$11.85	0.26	1.07	1.33	(0.24)	(0.10)	(0.34)	$12.84	11.36%	0.45%	2.13%	4%	$230,764
2013	$10.30	0.15	1.62	1.77	(0.14)	(0.08)	(0.22)	$11.85	17.45%	0.45%	1.33%	5%	$176,014
2012	$10.10	0.15	0.22	0.37	(0.14)	(0.03)	(0.17)	$10.30	3.80%	0.46%	1.46%	20%	$110,524
2011	$8.71	0.13	1.37	1.50	(0.11)	—(4)	(0.11)	$10.10	17.29%	0.46%	1.32%	5%	$69,629
2010	$7.73	0.09	0.97	1.06	(0.07)	(0.01)	(0.08)	$8.71	13.68%	0.46%	1.15%	3%	$42,212

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$11.82	0.17	1.06	1.23	(0.15)	(0.10)	(0.25)	$12.80	10.46%	1.20%	1.38%	4%	$2,939
2013	$10.26	0.07	1.62	1.69	(0.05)	(0.08)	(0.13)	$11.82	16.71%	1.20%	0.58%	5%	$2,049
2012	$10.07	0.06	0.23	0.29	(0.07)	(0.03)	(0.10)	$10.26	2.93%	1.21%	0.71%	20%	$559
2011	$8.68	0.05	1.38	1.43	(0.04)	—(4)	(0.04)	$10.07	16.46%	1.21%	0.57%	5%	$215
2010(7)	$8.60	—(4)	0.08	0.08	—	—	—	$8.68	0.93%	1.21%(8)	0.12%(8)	3%(9)	$68
R Class
2014	$11.83	0.23	1.07	1.30	(0.21)	(0.10)	(0.31)	$12.82	11.10%	0.70%	1.88%	4%	$94,677
2013	$10.28	0.12	1.62	1.74	(0.11)	(0.08)	(0.19)	$11.83	17.18%	0.70%	1.08%	5%	$64,687
2012	$10.08	0.12	0.23	0.35	(0.12)	(0.03)	(0.15)	$10.28	3.54%	0.71%	1.21%	20%	$36,524
2011	$8.69	0.10	1.38	1.48	(0.09)	—(4)	(0.09)	$10.08	17.03%	0.71%	1.07%	5%	$18,752
2010	$7.72	0.08	0.95	1.03	(0.05)	(0.01)	(0.06)	$8.69	13.28%	0.71%	0.90%	3%	$7,773

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Per-share amount was less than $0.005.

(5)	Ratio was less than 0.005%.

(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(7)	March 1, 2010 (commencement of sale) through July 31, 2010.

(8)	Annualized.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2014	$14.92	0.37	1.44	1.81	(0.36)	(0.15)	(0.51)	$16.22	12.34%	0.20%	2.38%	4%	$523,828
2013	$12.84	0.22	2.17	2.39	(0.21)	(0.10)	(0.31)	$14.92	18.94%	0.20%	1.58%	3%	$355,470
2012	$12.59	0.20	0.26	0.46	(0.21)	—	(0.21)	$12.84	3.76%	0.21%	1.66%	14%	$222,501
2011	$10.82	0.18	1.76	1.94	(0.17)	—	(0.17)	$12.59	17.98%	0.21%	1.51%	2%	$157,711
2010	$9.59	0.14	1.22	1.36	(0.13)	—	(0.13)	$10.82	14.16%	0.21%	1.35%	9%	$113,447
Institutional Class
2014	$14.94	0.40	1.44	1.84	(0.39)	(0.15)	(0.54)	$16.24	12.55%	0.00%(4)	2.58%	4%	$281,772
2013	$12.86	0.25	2.17	2.42	(0.24)	(0.10)	(0.34)	$14.94	19.15%	0.00%(4)	1.78%	3%	$196,557
2012	$12.60	0.23	0.26	0.49	(0.23)	—	(0.23)	$12.86	4.04%	0.01%	1.86%	14%	$116,894
2011	$10.83	0.21	1.75	1.96	(0.19)	—	(0.19)	$12.60	18.10%	0.01%	1.71%	2%	$110,477
2010	$9.60	0.16	1.22	1.38	(0.15)	—	(0.15)	$10.83	14.48%	0.01%	1.55%	9%	$57,836
A Class(5)
2014	$14.89	0.34	1.43	1.77	(0.32)	(0.15)	(0.47)	$16.19	12.08%	0.45%	2.13%	4%	$283,598
2013	$12.82	0.18	2.17	2.35	(0.18)	(0.10)	(0.28)	$14.89	18.59%	0.45%	1.33%	3%	$231,054
2012	$12.56	0.18	0.26	0.44	(0.18)	—	(0.18)	$12.82	3.59%	0.46%	1.41%	14%	$147,197
2011	$10.80	0.15	1.75	1.90	(0.14)	—	(0.14)	$12.56	17.63%	0.46%	1.26%	2%	$104,426
2010	$9.57	0.11	1.22	1.33	(0.10)	—	(0.10)	$10.80	13.90%	0.46%	1.10%	9%	$56,695

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$14.86	0.20	1.44	1.64	(0.20)	(0.15)	(0.35)	$16.15	11.18%	1.20%	1.38%	4%	$1,993
2013	$12.79	0.10	2.15	2.25	(0.08)	(0.10)	(0.18)	$14.86	17.72%	1.20%	0.58%	3%	$1,220
2012	$12.53	0.08	0.27	0.35	(0.09)	—	(0.09)	$12.79	2.82%	1.21%	0.66%	14%	$633
2011	$10.78	0.03	1.77	1.80	(0.05)	—	(0.05)	$12.53	16.68%	1.21%	0.51%	2%	$363
2010(6)	$10.67	0.01	0.10	0.11	—	—	—	$10.78	1.03%	1.21%(7)	0.14%(7)	9%(8)	$59
R Class
2014	$14.88	0.30	1.42	1.72	(0.28)	(0.15)	(0.43)	$16.17	11.73%	0.70%	1.88%	4%	$117,392
2013	$12.81	0.15	2.17	2.32	(0.15)	(0.10)	(0.25)	$14.88	18.30%	0.70%	1.08%	3%	$91,776
2012	$12.55	0.14	0.27	0.41	(0.15)	—	(0.15)	$12.81	3.33%	0.71%	1.16%	14%	$62,208
2011	$10.79	0.12	1.75	1.87	(0.11)	—	(0.11)	$12.55	17.35%	0.71%	1.01%	2%	$39,540
2010	$9.56	0.09	1.21	1.30	(0.07)	—	(0.07)	$10.79	13.63%	0.71%	0.85%	9%	$17,327

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(6)	March 1, 2010 (commencement of sale) through July 31, 2010.

(7)	Annualized.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2014	$11.77	0.29	1.17	1.46	(0.28)	(0.10)	(0.38)	$12.85	12.59%	0.20%	2.35%	4%	$214,823
2013	$10.07	0.16	1.77	1.93	(0.15)	(0.08)	(0.23)	$11.77	19.51%	0.20%	1.51%	4%	$115,834
2012	$9.88	0.14	0.21	0.35	(0.14)	(0.02)	(0.16)	$10.07	3.67%	0.21%	1.53%	12%	$48,553
2011	$8.45	0.13	1.42	1.55	(0.12)	—(4)	(0.12)	$9.88	18.35%	0.21%	1.37%	6%	$20,035
2010	$7.46	0.10	0.97	1.07	(0.08)	—(4)	(0.08)	$8.45	14.33%	0.22%	1.17%	13%	$10,225
Institutional Class
2014	$11.79	0.32	1.17	1.49	(0.31)	(0.10)	(0.41)	$12.87	12.79%	0.00%(5)	2.55%	4%	$135,635
2013	$10.09	0.19	1.76	1.95	(0.17)	(0.08)	(0.25)	$11.79	19.72%	0.00%(5)	1.71%	4%	$95,469
2012	$9.90	0.17	0.20	0.37	(0.16)	(0.02)	(0.18)	$10.09	3.87%	0.01%	1.73%	12%	$49,284
2011	$8.46	0.15	1.43	1.58	(0.14)	—(4)	(0.14)	$9.90	18.69%	0.01%	1.57%	6%	$30,796
2010	$7.47	0.12	0.96	1.08	(0.09)	—(4)	(0.09)	$8.46	14.54%	0.02%	1.37%	13%	$8,482
A Class(6)
2014	$11.75	0.26	1.17	1.43	(0.25)	(0.10)	(0.35)	$12.83	12.32%	0.45%	2.10%	4%	$131,709
2013	$10.06	0.14	1.76	1.90	(0.13)	(0.08)	(0.21)	$11.75	19.13%	0.45%	1.26%	4%	$91,012
2012	$9.87	0.13	0.20	0.33	(0.12)	(0.02)	(0.14)	$10.06	3.41%	0.46%	1.28%	12%	$55,073
2011	$8.44	0.11	1.41	1.52	(0.09)	—(4)	(0.09)	$9.87	18.08%	0.46%	1.12%	6%	$29,685
2010	$7.45	0.07	0.97	1.04	(0.05)	—(4)	(0.05)	$8.44	14.06%	0.47%	0.92%	13%	$13,463

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$11.73	0.19	1.14	1.33	(0.16)	(0.10)	(0.26)	$12.80	11.40%	1.20%	1.35%	4%	$1,983
2013	$10.04	0.06	1.76	1.82	(0.05)	(0.08)	(0.13)	$11.73	18.26%	1.20%	0.51%	4%	$1,748
2012	$9.85	0.05	0.21	0.26	(0.05)	(0.02)	(0.07)	$10.04	2.64%	1.21%	0.53%	12%	$530
2011	$8.42	0.05	1.40	1.45	(0.02)	—(4)	(0.02)	$9.85	17.23%	1.21%	0.37%	6%	$117
2010(7)	$8.35	—(4)	0.07	0.07	—	—	—	$8.42	0.84%	1.22%(8)	0.06%(8)	13%(9)	$32
R Class
2014	$11.74	0.23	1.16	1.39	(0.22)	(0.10)	(0.32)	$12.81	11.96%	0.70%	1.85%	4%	$47,771
2013	$10.05	0.11	1.76	1.87	(0.10)	(0.08)	(0.18)	$11.74	18.84%	0.70%	1.01%	4%	$32,896
2012	$9.86	0.10	0.21	0.31	(0.10)	(0.02)	(0.12)	$10.05	3.16%	0.71%	1.03%	12%	$15,933
2011	$8.43	0.09	1.41	1.50	(0.07)	—(4)	(0.07)	$9.86	17.80%	0.71%	0.87%	6%	$7,660
2010	$7.44	0.06	0.96	1.02	(0.03)	—(4)	(0.03)	$8.43	13.79%	0.73%	0.66%	13%	$3,076

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Per-share amount was less than $0.005.

(5)	Ratio was less than 0.005%.

(6)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.

(7)	March 1, 2010 (commencement of sale) through July 31, 2010.

(8)	Annualized.

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2010.
See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2014	$12.02	0.30	1.24	1.54	(0.28)	(0.06)	(0.34)	$13.22	12.87%	0.20%	2.22%	8%	$33,357
2013	$10.19	0.15	1.85	2.00	(0.14)	(0.03)	(0.17)	$12.02	19.86%	0.20%	1.36%	13%	$14,959
2012	$9.92	0.12	0.25	0.37	(0.10)	—	(0.10)	$10.19	3.78%	0.20%	1.25%	44%	$3,920
2011(4)	$10.00	0.03	(0.11)	(0.08)	—	—	—	$9.92	(0.80)%	0.20%(5)	0.86%(5)	12%	$390
Institutional Class
2014	$12.03	0.28	1.28	1.56	(0.30)	(0.06)	(0.36)	$13.23	13.09%	0.00%(6)	2.42%	8%	$43,147
2013	$10.20	0.18	1.84	2.02	(0.16)	(0.03)	(0.19)	$12.03	20.08%	0.00%(6)	1.56%	13%	$10,951
2012	$9.92	0.14	0.25	0.39	(0.11)	—	(0.11)	$10.20	4.04%	0.00%(6)	1.45%	44%	$3,939
2011(4)	$10.00	0.04	(0.12)	(0.08)	—	—	—	$9.92	(0.80)%	0.00%(5)(6)	1.06%(5)	12%	$379
A Class
2014	$12.00	0.26	1.23	1.49	(0.24)	(0.06)	(0.30)	$13.19	12.52%	0.45%	1.97%	8%	$31,787
2013	$10.17	0.13	1.85	1.98	(0.12)	(0.03)	(0.15)	$12.00	19.59%	0.45%	1.11%	13%	$14,138
2012	$9.91	0.10	0.24	0.34	(0.08)	—	(0.08)	$10.17	3.49%	0.45%	1.00%	44%	$3,253
2011(4)	$10.00	0.02	(0.11)	(0.09)	—	—	—	$9.91	(0.90)%	0.45%(5)	0.61%(5)	12%	$21

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2014	$11.95	0.17	1.23	1.40	(0.15)	(0.06)	(0.21)	$13.14	11.72%	1.20%	1.22%	8%	$428
2013	$10.13	0.05	1.84	1.89	(0.04)	(0.03)	(0.07)	$11.95	18.66%	1.20%	0.36%	13%	$215
2012	$9.88	0.02	0.26	0.28	(0.03)	—	(0.03)	$10.13	2.81%	1.20%	0.25%	44%	$87
2011(4)	$10.00	(0.01)	(0.11)	(0.12)	—	—	—	$9.88	(1.20)%	1.20%(5)	(0.14)%(5)	12%	$5
R Class
2014	$11.99	0.23	1.23	1.46	(0.21)	(0.06)	(0.27)	$13.18	12.25%	0.70%	1.72%	8%	$13,999
2013	$10.16	0.09	1.86	1.95	(0.09)	(0.03)	(0.12)	$11.99	19.31%	0.70%	0.86%	13%	$6,983
2012	$9.90	0.06	0.26	0.32	(0.06)	—	(0.06)	$10.16	3.29%	0.70%	0.75%	44%	$1,108
2011(4)	$10.00	0.01	(0.11)	(0.10)	—	—	—	$9.90	(1.00)%	0.70%(5)	0.36%(5)	12%	$6

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	March 31, 2011 (fund inception) through July 31, 2011.

(5)	Annualized.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
American Century Asset Allocation Portfolios, Inc.:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, and One Choice 2055 Portfolio, ten of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2014

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is treated as an “interested person” because of his recent employment with ACC and American Century Services, LLC (ACS). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and ACS, and do not have any other affiliations, positions, or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	73	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	73	None
Jan M. Lewis (1957)	Director	Since 2011	Retired; President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to 2013)	73	None
James A. Olson (1942)	Director and Chairman of the Board	Since 2007 (Chairman since 2014)	Member, Plaza Belmont LLC (private equity fund manager)	73	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	73	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
John R. Whitten (1946)	Director	Since 2008	Retired	73	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	73	Applied Industrial Technologies, Inc. (2001 to 2010)
Interested Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012)	73	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	118	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer since 2014
Chief Compliance Officer, American Century funds, (March 2014 to present); Chief Compliance Officer, ACIM (February 2014 to present); Chief Compliance Officer, ACIS (October 2009 to present); Vice President, Client Interactions and Marketing, ACIS (February 2013 to January 2014); Director, Client Interactions and Marketing, ACIS (June 2007 to January 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

Approval of Management Agreements

At a meeting held on June 18, 2014, the Funds’ Board of Directors unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of the funds’ directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of each management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of each Fund’s management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to each Fund;

•	the wide range of other programs and services the Advisor provides to each Fund and its shareholders on a routine and non-routine basis;

•	each Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning each Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Funds, the profitability of each Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Funds and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Funds.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreements, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing each Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services.    The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The performance for One Choice In Retirement Portfolio, One Choice 2015 Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, and One Choice 2035 Portfolio was above each Fund’s respective benchmark for the one-, three-, and five-year periods reviewed by the Board. The performance for One Choice 2040 Portfolio, One Choice 2045 Portfolio, and One Choice 2050 Portfolio was above each Fund’s respective benchmark for the one- and three-year periods and below each fund’s respective benchmark for the five-year period reviewed by the Board. The performance for One Choice 2055 Portfolio was above its benchmark for the one-year period reviewed by the Board. Taking all these factors into consideration, the Board found the investment management services provided to each Fund by the Advisor to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board found the services provided by the Advisor to each Fund under the management agreements to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services to the Funds, and the reasonableness of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund pays the Advisor an administrative fee and indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board concluded that the administrative fee and other underlying fund expenses incurred by each Fund were reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of certain underlying funds to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between each Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2014.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2014 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
$3,790,183	$11,972,530	$11,248,125	$19,943,507	$11,673,632

One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
$16,685,898	$9,593,404	$12,966,260	$5,404,343	$950,134

The funds hereby designate the following as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended July 31, 2014.

One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
$480,134	$1,189,811	$326,187	$721,362	$228,933

One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
$415,302	$241,253	$209,821	$129,762	$32,381

The funds hereby designate the following, or up to the maximum amount allowable, as long-term capital gain distributions for the fiscal year ended July 31, 2014.

One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
$6,278,839	$17,399,487	$8,118,107	$17,873,524	$8,404,245

One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
$14,298,263	$6,129,116	$9,940,285	$3,346,492	$297,313

For the fiscal year ended July 31, 2014, the funds intend to pass through to shareholders the following, or up to the maximum amount allowable, as a foreign tax credit which represents taxes paid on income derived from sources within foreign countries or possessions of the United States. During the fiscal year ended July 31, 2014, the funds earned the following income derived from foreign sources.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$47,600	0.0010	$386,192	0.0080
One Choice 2015 Portfolio	$108,916	0.0012	$876,289	0.0095
One Choice 2020 Portfolio	$130,361	0.0012	$1,022,636	0.0093
One Choice 2025 Portfolio	$264,042	0.0018	$2,036,222	0.0137
One Choice 2030 Portfolio	$184,565	0.0017	$1,422,801	0.0133
One Choice 2035 Portfolio	$278,717	0.0026	$2,134,569	0.0197
One Choice 2040 Portfolio	$161,284	0.0021	$1,225,359	0.0163
One Choice 2045 Portfolio	$215,239	0.0029	$1,615,909	0.0217
One Choice 2050 Portfolio	$89,111	0.0022	$659,180	0.0159
One Choice 2055 Portfolio	$15,058	0.0016	$110,566	0.0119

The funds utilized the following earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction (tax equalization).

One Choice In Retirement Portfolio	One Choice 2015 Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio
$1,665,858	$4,765,036	—	—	—

One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio
—	—	—	—	—

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-83138 1409

ANNUAL REPORT	JULY 31, 2014

One ChoiceSM In Retirement Portfolio R6

One ChoiceSM 2015 Portfolio R6

One ChoiceSM 2020 Portfolio R6

One ChoiceSM 2025 Portfolio R6

One ChoiceSM 2030 Portfolio R6

One ChoiceSM 2035 Portfolio R6

One ChoiceSM 2040 Portfolio R6

One ChoiceSM 2045 Portfolio R6

One ChoiceSM 2050 Portfolio R6

One ChoiceSM 2055 Portfolio R6

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended July 31, 2014. It provides investment performance and portfolio information for the reporting period, plus longer-term historical performance data.

Annual reports remain important vehicles for conveying information about fund returns, including market and economic factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Aggressive Monetary Policies, as Investors Sought Risk and Yield, Boosted Returns

Stimulative monetary policies and expectations of longer-term economic improvement, interspersed with concerns about nearer-term weaker-than-expected economic data and geopolitical conflicts, helped drive financial market returns during the reporting period. We believe the combination of longer-term optimism about global economic growth, low costs of capital, and central bank purchases of fixed-income securities helped persuade investors to seek risk and yield. Broad stock market index returns were largely in the 10-20% range across the spectrum of developed versus emerging and large-cap versus small-cap markets. The S&P 500 Index, the MSCI EAFE Index, and the MSCI Emerging Markets Index advanced 16.94%, 15.07%, and 15.32%, respectively.

Bond performance was also generally solid, which was a surprise, given pre-2014 expectations for rising inflation and interest rates. Inflation showed signs of increasing, but remained contained, and interest rates actually fell in many markets. According to Bloomberg, the 10-year U.S. Treasury yield edged downward from 2.59% to 2.56% during the 12 months, while the 30-year U.S. Treasury yield fell from 3.65% to 3.32%. This “bull market flattening” of the U.S. Treasury yield curve helped produce a total return of 9.74% for the 30-year U.S. Treasury bond, according to Barclays. Indices that tracked U.S. high-yield and investment-grade corporate bonds and mortgage-backed securities also generally outperformed the broad Barclays U.S. Aggregate Bond Index, which advanced 3.97%.

Looking ahead, we see signs of sustained economic growth for the remainder of 2014, but headwinds persist. In the U.S., which was supposed to be an economic growth leader this year, housing market momentum has slowed, inflation and interest rates could rise, and economic growth and U.S. employment levels remain subpar compared with past post-recession periods. In this environment, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios—as appropriate—for meeting financial goals. We appreciate your continued trust in us.
Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of July 31, 2014
			Average Annual Returns
	Ticker Symbol	1 year	Since Inception	Inception Date
One Choice In Retirement Portfolio R6 - R6 Class	ARDTX	8.46%	8.46%	7/31/13
S&P Target Date Retirement Income Index(1)	—	6.27%	6.27%	—
One Choice 2015 Portfolio R6 - R6 Class	ARNDX	8.70%	8.70%	7/31/13
S&P Target Date To 2015 Index(1)	—	7.68%	7.68%	—
One Choice 2020 Portfolio R6 - R6 Class	ARBDX	9.24%	9.24%	7/31/13
S&P Target Date To 2020 Index(1)	—	8.61%	8.61%	—
One Choice 2025 Portfolio R6 - R6 Class	ARWDX	10.04%	10.04%	7/31/13
S&P Target Date To 2025 Index(1)	—	9.47%	9.47%	—
One Choice 2030 Portfolio R6 - R6 Class	ARCUX	10.48%	10.48%	7/31/13
S&P Target Date To 2030 Index(1)	—	10.28%	10.28%	—
One Choice 2035 Portfolio R6 - R6 Class	ARLDX	11.18%	11.18%	7/31/13
S&P Target Date To 2035 Index(1)	—	11.08%	11.08%	—
One Choice 2040 Portfolio R6 - R6 Class	ARDUX	12.13%	12.13%	7/31/13
S&P Target Date To 2040 Index(1)	—	11.75%	11.75%	—
One Choice 2045 Portfolio R6 - R6 Class	ARDOX	12.62%	12.62%	7/31/13
S&P Target Date To 2045 Index(1)	—	12.36%	12.36%	—
One Choice 2050 Portfolio R6 - R6 Class	ARFEX	12.88%	12.88%	7/31/13
S&P Target Date To 2050 Index(1)	—	12.91%	12.91%	—
One Choice 2055 Portfolio R6 - R6 Class	AREUX	13.22%	13.22%	7/31/13
S&P Target Date To 2055+ Index(1)	—	13.48%	13.48%	—
Russell 3000 Index	—	16.37%	16.37%	—
Barclays U.S. Aggregate Bond Index	—	3.97%	3.97%	—
(1) Effective November 2014, the index will change from the Russell 3000 Index and the Barclays U.S.
       Aggregate Bond Index to the S&P Target Date indices, which the funds' investment advisor believes is more reflective of the funds' strategy. The funds' investment process will not change.

The Russell 3000 Index represents approximately 98% of the investable U.S. equity market and provides a broad measure of equity performance. The Barclays U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for each portfolio’s asset allocations as of the date of this report.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

3

Growth of $10,000 Over Life of One Choice In Retirement Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $10,846

S&P Target Date Retirement Income Index — $10,627

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice 2015 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $10,870

S&P Target Date To 2015 Index — $10,768

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

4

Growth of $10,000 Over Life of One Choice 2020 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $10,924

S&P Target Date To 2020 Index — $10,861

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice 2025 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $11,004

S&P Target Date To 2025 Index — $10,947

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

5

Growth of $10,000 Over Life of One Choice 2030 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $11,048

S&P Target Date To 2030 Index — $11,028

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice 2035 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $11,118

S&P Target Date To 2035 Index — $11,108

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

6

Growth of $10,000 Over Life of One Choice 2040 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $11,213

S&P Target Date To 2040 Index — $11,175

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice 2045 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $11,262

S&P Target Date To 2045 Index — $11,236

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

7

Growth of $10,000 Over Life of One Choice 2050 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $11,288

S&P Target Date To 2050 Index — $11,291

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Growth of $10,000 Over Life of One Choice 2055 Portfolio R6
$10,000 investment made July 31, 2013

Value on July 31, 2014
R6 Class — $11,322

S&P Target Date To 2055+ Index — $11,348

Russell 3000 Index — $11,637

Barclays U.S. Aggregate Bond Index — $10,397

*From July 31, 2013, the R6 Class’s inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

8

Total Annual Fund Operating Expenses
One Choice In Retirement Portfolio R6 — R6 Class	0.52%
One Choice 2015 Portfolio R6 — R6 Class	0.53%
One Choice 2020 Portfolio R6 — R6 Class	0.55%
One Choice 2025 Portfolio R6 — R6 Class	0.57%
One Choice 2030 Portfolio R6 — R6 Class	0.59%
One Choice 2035 Portfolio R6 — R6 Class	0.61%
One Choice 2040 Portfolio R6 — R6 Class	0.64%
One Choice 2045 Portfolio R6 — R6 Class	0.67%
One Choice 2050 Portfolio R6 — R6 Class	0.68%
One Choice 2055 Portfolio R6 — R6 Class	0.69%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century Investments funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio’s asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses that reduce returns, while the total returns of the indices do not.

9

Portfolio Commentary

Portfolio Managers: Scott Wittman, Rich Weiss, Scott Wilson, Radu Gabudean, and David MacEwen

In December 2013, David MacEwen, Senior Vice President, became Co-Chief Investment Officer and chairman of the firm’s Asset Allocation Committee.

Performance Summary

Each of the ten One Choice Target Date Portfolios R6 advanced for the fiscal year ended July 31, 2014, with returns ranging from 13.22% for the One Choice 2055 Portfolio R6 to 8.46% for the One Choice In Retirement Portfolio R6 (see pages 3-8 for more detailed performance information). The gains for the 12-month period reflected solid returns of both global equity and fixed-income markets, which rallied on signs of continued global economic growth and accommodative monetary policies enacted by central banks around the globe.

Because of the Portfolios’ strategic exposure to a variety of asset classes, a review of the financial markets helps explain much of their performance.

Market Overview

Global equity markets appreciated during the fiscal year, driven in large part by continued signs of steady, albeit slow, growth. A commitment by central banks around the world to create an environment stimulative of growth while avoiding deflation supported equities. Although the U.S. Federal Reserve (the Fed) began gradual tapering of its monthly quantitative easing (QE) program, continued Fed support drove markets as broad U.S. indices staged record-breaking rallies several times during the period. U.S. equities took a breather during an unusually harsh winter that pressured the already-tepid economic recovery. Slowdowns were seen in several key areas including sales of consumer discretionary items such as appliances and autos, as well as construction, real estate, and energy. Flaring political tensions in several regions, including Russia/Ukraine and the Middle East, also dampened equity returns. A spring/summer rebound sent markets to record highs on the heels of encouraging industrial production, consumer data, and the lowest unemployment level in nearly six years. Large-cap U.S. equities led both the small- and mid-cap segments, and despite a stark divergence in performance during the winter, growth stocks finished the period ahead of their value counterparts. Broad non-U.S. markets, both developed and emerging, also produced strong results, marginally trailing those of the U.S. but ending the period with double-digit gains.

The U.S. bond market produced positive returns for the 12-months ending July 31, 2014, driven in large part by the rally that ushered in 2014. Much of the period was characterized by a heightened appetite for risk and demand for yield as investors gravitated toward higher-yielding securities. Bond yields fluctuated throughout the period, rising during the early part of the fiscal year due to uncertainty surrounding the beginning of the end of the Fed’s stimulus program. Weaker-than-expected economic activity coupled with geopolitical tensions at the beginning of 2014 helped drive down U.S. Treasury yields, which declined again following an unexpectedly large first-quarter GDP revision. Given the risk-on environment, high-yield corporate bonds and longer-duration/maturity securities were among the best performers, although all sectors of the U.S. bond market advanced. Particular strength was seen in long-term U.S. Treasuries, municipal bonds, and high-yield bonds, which led investment grade bonds. Non-U.S. bonds also ended the period with strong results, outperforming those of the U.S. as the European Central Bank eased monetary policy and Japan continued aggressive easing efforts.

10

Fund Information

Each Portfolio is a “fund of funds” that invests in other American Century Investments mutual funds to achieve its investment objective and target asset allocation. (See pages 13-14 for the specific underlying fund allocations for each Portfolio.) A Portfolio’s target date is the approximate year when investors plan to retire and likely would stop making new investments in the fund. The principal value of the investment is not guaranteed at any time, including at the target date. One Choice In Retirement Portfolio R6 is generally intended for investors near, at, or in retirement. There is no guarantee that an investment in any of the funds will provide adequate income at or through an investor’s retirement.

Each target-dated Portfolio seeks the highest total return consistent with its asset mix. Over time, the asset mix and weightings are adjusted to be more conservative. In general, as the target year approaches, each Portfolio’s allocation becomes more conservative by decreasing the allocation to stock funds and increasing the allocation to bond and money market funds. By the time each Portfolio reaches its target date, its target asset mix will become fixed and match that of One Choice In Retirement Portfolio R6, which seeks current income and capital appreciation.

Portfolio Performance

Within the Portfolios, each equity fund, both U.S. and non-U.S., produced strong positive returns for the 12-month period. NT Core Equity Plus Fund generated the best absolute performance, producing a return of nearly 19%. Other leading absolute performers included NT Equity Growth Fund and NT Growth Fund, although the latter underperformed its underlying fund benchmark. NT Small Company Fund generated strong outperformance of its underlying fund benchmark and contributed significantly to results across all Portfolios. Underperformance among equity funds, relative to their underlying fund benchmarks, came from NT International Growth Fund, NT Heritage Fund, and NT Large Company Value Fund, all of which dampened overall Portfolio results.

Each of the Portfolios’ fixed-income components also advanced. Top absolute performance in the fixed-income space came from High-Yield Fund and International Bond Fund (held by Portfolios nearing their target dates), although unsuccessful security selection in those funds led them to underperform their underlying fund benchmarks. NT Diversified Bond Fund, the largest fixed-income segment in the Portfolios, modestly outperformed its benchmark for the 12-month period, contributing positively to performance.

A Look Ahead

We believe that global economic recovery will continue to progress, albeit at a slower pace than during prior post-recessionary periods, and we expect it to stay the course through the remainder of 2014. Recent indicators such as improvements in small business and consumer confidence suggest a sustainable rebound in the U.S., and economic growth is likely to further benefit from the recovering labor and housing markets. The Fed is expected to continue its tapering of QE as labor market conditions improve which is likely to lead to moderately higher interest rates. Despite mixed data, Europe seems poised to continue its rebound, especially those countries and sectors that have made meaningful progress in structural reform. While accommodative monetary policy is expected to remain in place in the eurozone, interest rates in the U.K. could rise if economic recovery proceeds at the pace seen recently. Asia remains an area to carefully monitor given a number of unknowns including the impact of Japan’s recent tax hike and the long-term effectiveness of economic reforms on the country’s recovery. Likewise, we are closely watching the effects of government reform programs on China’s growth. Though a continuation of political instability as well as the potential for rising inflation and interest rates could lead to heightened levels of market volatility, resilient global demand and continued accommodative monetary policy are supportive for emerging markets, which have seen a pickup in exports, appear attractive on

11

valuations, and could gain further momentum. Interest rates are likely to remain relatively low and rise only gradually, and tame inflation combined with stimulative monetary policies are supportive of global growth and financial markets.

Although we do not make tactical allocation shifts within the One Choice Target Date Portfolios R6, the teams managing the underlying funds may make adjustments based on where they see the greatest opportunities. For example, within the NT Diversified Bond Fund, the largest component of the Portfolios’ fixed-income allocation, the fixed income team remains underweight to Treasuries and government agencies in favor of spread (non-Treasury) sectors, including overweight positions in corporate credit and the securitized sector. These market dynamics, and the constantly changing investment environment, reinforce our belief that broad-based diversification among asset classes and within asset classes is essential to long-term investing success.

12

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2014
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Equity
NT Core Equity Plus Fund	3.0%	3.0%	3.0%	3.0%	3.2%
NT Equity Growth Fund	9.9%	9.9%	9.5%	9.2%	9.2%
NT Growth Fund	6.4%	6.6%	7.8%	8.9%	10.6%
NT Heritage Fund	2.5%	2.6%	3.6%	4.5%	5.0%
NT Large Company Value Fund	10.9%	10.8%	11.1%	11.2%	11.8%
NT Mid Cap Value Fund	4.0%	4.1%	4.8%	5.5%	5.2%
NT Small Company Fund	1.9%	1.9%	2.0%	2.3%	3.3%
Real Estate Fund	1.0%	1.0%	1.3%	1.5%	1.8%
NT Emerging Markets Fund	—	0.1%	1.1%	2.2%	2.8%
NT International Growth Fund	5.0%	5.0%	5.9%	6.8%	8.3%
Total Equity	44.6%	45.0%	50.1%	55.1%	61.2%
Fixed Income
High-Yield Fund	3.8%	3.8%	3.7%	3.4%	3.1%
Inflation-Adjusted Bond Fund	1.5%	1.7%	3.0%	4.2%	5.0%
NT Diversified Bond Fund	26.8%	26.8%	25.6%	24.6%	22.1%
Short Duration Inflation Protection Bond Fund	6.2%	5.9%	4.4%	2.8%	1.3%
International Bond Fund	7.0%	6.9%	5.9%	4.8%	2.3%
Total Fixed Income	45.3%	45.1%	42.6%	39.8%	33.8%
Premium Money Market Fund	10.1%	9.9%	7.3%	5.1%	5.0%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

13

Underlying Fund Allocations(1) as a % of net assets as of July 31, 2014
	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Equity
NT Core Equity Plus Fund	3.2%	3.5%	4.4%	4.5%	4.5%
NT Equity Growth Fund	9.3%	10.1%	10.3%	10.2%	10.7%
NT Growth Fund	12.5%	13.5%	14.4%	14.7%	15.2%
NT Heritage Fund	5.4%	6.3%	7.2%	7.2%	7.5%
NT Large Company Value Fund	12.5%	13.5%	14.4%	14.9%	15.4%
NT Mid Cap Value Fund	5.4%	6.4%	7.3%	7.3%	7.5%
NT Small Company Fund	4.2%	4.1%	3.9%	4.6%	5.0%
Real Estate Fund	2.0%	2.3%	2.5%	2.8%	3.0%
NT Emerging Markets Fund	3.4%	4.2%	5.3%	6.1%	6.5%
NT International Growth Fund	9.4%	9.8%	10.2%	10.0%	9.5%
Total Equity	67.3%	73.7%	79.9%	82.3%	84.8%
Fixed Income
High-Yield Fund	2.8%	2.4%	2.0%	1.7%	1.5%
Inflation-Adjusted Bond Fund	5.5%	4.8%	4.0%	3.5%	3.0%
NT Diversified Bond Fund	19.5%	16.8%	14.1%	12.5%	10.7%
Short Duration Inflation Protection Bond Fund	0.1%	—	—	—	—
International Bond Fund	—	—	—	—	—
Total Fixed Income	27.9%	24.0%	20.1%	17.7%	15.2%
Premium Money Market Fund	4.8%	2.3%	—	—	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Category is less than 0.05% of total net assets.

14

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from February 1, 2014 to July 31, 2014.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

15

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period(1)2/1/14 - 7/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)2/1/14 - 7/31/14	Effective Annualized Expense Ratio(2)
One Choice In Retirement Portfolio R6
Actual
R6 Class	$1,000	$1,048.40	$0.00	0.00%(3)	$2.54	0.50%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.51	0.50%
One Choice 2015 Portfolio R6
Actual
R6 Class	$1,000	$1,048.90	$0.00	0.00%(3)	$2.54	0.50%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.51	0.50%
One Choice 2020 Portfolio R6
Actual
R6 Class	$1,000	$1,052.80	$0.00	0.00%(3)	$2.65	0.52%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.61	0.52%
One Choice 2025 Portfolio R6
Actual
R6 Class	$1,000	$1,056.50	$0.00	0.00%(3)	$2.75	0.54%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.71	0.54%
One Choice 2030 Portfolio R6
Actual
R6 Class	$1,000	$1,058.40	$0.00	0.00%(3)	$2.86	0.56%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.81	0.56%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

16

	Beginning Account Value 2/1/14	Ending Account Value 7/31/14	Expenses Paid During Period(1)2/1/14 - 7/31/14	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2)2/1/14 - 7/31/14	Effective Annualized Expense Ratio(2)
One Choice 2035 Portfolio R6
Actual
R6 Class	$1,000	$1,062.20	$0.00	0.00%(3)	$2.97	0.58%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$2.91	0.58%
One Choice 2040 Portfolio R6
Actual
R6 Class	$1,000	$1,066.90	$0.00	0.00%(3)	$3.13	0.61%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.06	0.61%
One Choice 2045 Portfolio R6
Actual
R6 Class	$1,000	$1,070.70	$0.00	0.00%(3)	$3.29	0.64%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.21	0.64%
One Choice 2050 Portfolio R6
Actual
R6 Class	$1,000	$1,072.70	$0.00	0.00%(3)	$3.34	0.65%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.26	0.65%
One Choice 2055 Portfolio R6
Actual
R6 Class	$1,000	$1,075.10	$0.00	0.00%(3)	$3.45	0.67%
Hypothetical
R6 Class	$1,000	$1,024.80	$0.00	0.00%(3)	$3.36	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. The fees and expenses of the underlying American Century Investments funds in which the fund invests are not included in the class's annualized expense ratio.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

17

Schedules of Investments

JULY 31, 2014

One Choice In Retirement Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.6%
NT Core Equity Plus Fund Institutional Class	22,075	$341,065
NT Equity Growth Fund Institutional Class	88,264	1,136,842
NT Growth Fund R6 Class	45,873	738,548
NT Heritage Fund R6 Class	22,181	283,692
NT Large Company Value Fund R6 Class	99,516	1,249,918
NT Mid Cap Value Fund R6 Class	34,997	456,714
NT Small Company Fund Institutional Class	21,653	225,405
Real Estate Fund R6 Class	4,191	113,917
		4,546,101
DOMESTIC FIXED INCOME FUNDS — 38.3%
High-Yield Fund R6 Class	71,538	438,528
Inflation-Adjusted Bond Fund Institutional Class	14,485	173,671
NT Diversified Bond Fund R6 Class	284,982	3,083,503
Short Duration Inflation Protection Bond Fund R6 Class	68,003	707,909
		4,403,611
MONEY MARKET FUNDS — 10.1%
Premium Money Market Fund Investor Class	1,161,123	1,161,123
INTERNATIONAL FIXED INCOME FUNDS — 7.0%
International Bond Fund R6 Class	56,641	811,100
INTERNATIONAL EQUITY FUNDS — 5.0%
NT International Growth Fund R6 Class	49,128	569,888
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,219,196)		11,491,823
OTHER ASSETS AND LIABILITIES†		(3)
TOTAL NET ASSETS — 100.0%		$11,491,820

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

18

JULY 31, 2014

One Choice 2015 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 39.9%
NT Core Equity Plus Fund Institutional Class	43,388	$670,352
NT Equity Growth Fund Institutional Class	172,622	2,223,367
NT Growth Fund R6 Class	91,803	1,478,022
NT Heritage Fund R6 Class	45,839	586,277
NT Large Company Value Fund R6 Class	194,543	2,443,455
NT Mid Cap Value Fund R6 Class	71,134	928,293
NT Small Company Fund Institutional Class	42,135	438,622
Real Estate Fund R6 Class	8,554	232,502
		9,000,890
DOMESTIC FIXED INCOME FUNDS — 38.2%
High-Yield Fund R6 Class	139,095	852,650
Inflation-Adjusted Bond Fund Institutional Class	31,336	375,716
NT Diversified Bond Fund R6 Class	557,704	6,034,357
Short Duration Inflation Protection Bond Fund R6 Class	128981	1,342,696
		8,605,419
MONEY MARKET FUNDS — 9.9%
Premium Money Market Fund Investor Class	2,223,050	2,223,050
INTERNATIONAL FIXED INCOME FUNDS — 6.9%
International Bond Fund R6 Class	108,782	1,557,755
INTERNATIONAL EQUITY FUNDS — 5.1%
NT Emerging Markets Fund R6 Class	2,723	30,011
NT International Growth Fund R6 Class	96,149	1,115,333
		1,145,344
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $22,027,280)		22,532,458
OTHER ASSETS AND LIABILITIES†		(7)
TOTAL NET ASSETS — 100.0%		$22,532,451

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

19

JULY 31, 2014

One Choice 2020 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 43.1%
NT Core Equity Plus Fund Institutional Class	80,923	$1,250,258
NT Equity Growth Fund Institutional Class	310,945	4,004,969
NT Growth Fund R6 Class	203,907	3,282,909
NT Heritage Fund R6 Class	118,458	1,515,078
NT Large Company Value Fund R6 Class	372,212	4,674,979
NT Mid Cap Value Fund R6 Class	156,882	2,047,314
NT Small Company Fund Institutional Class	79,519	827,789
Real Estate Fund R6 Class	19,666	534,525
		18,137,821
DOMESTIC FIXED INCOME FUNDS — 36.7%
High-Yield Fund R6 Class	251,715	1,543,011
Inflation-Adjusted Bond Fund Institutional Class	105,671	1,266,992
NT Diversified Bond Fund R6 Class	997,298	10,790,760
Short Duration Inflation Protection Bond Fund R6 Class	175,991	1,832,065
		15,432,828
MONEY MARKET FUNDS — 7.3%
Premium Money Market Fund Investor Class	3,082,320	3,082,320
INTERNATIONAL EQUITY FUNDS — 7.0%
NT Emerging Markets Fund R6 Class	42,826	471,944
NT International Growth Fund R6 Class	211,793	2,456,800
		2,928,744
INTERNATIONAL FIXED INCOME FUNDS — 5.9%
International Bond Fund R6 Class	174,880	2,504,281
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $41,179,445)		42,085,994
OTHER ASSETS AND LIABILITIES†		(13)
TOTAL NET ASSETS — 100.0%		$42,085,981

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

20

JULY 31, 2014

One Choice 2025 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 46.1%
NT Core Equity Plus Fund Institutional Class	78,539	$1,213,420
NT Equity Growth Fund Institutional Class	289,507	3,728,846
NT Growth Fund R6 Class	225,508	3,630,686
NT Heritage Fund R6 Class	142,198	1,818,718
NT Large Company Value Fund R6 Class	364,942	4,583,666
NT Mid Cap Value Fund R6 Class	171,382	2,236,541
NT Small Company Fund Institutional Class	91,566	953,203
Real Estate Fund R6 Class	22,729	617,785
		18,782,865
DOMESTIC FIXED INCOME FUNDS — 35.0%
High-Yield Fund R6 Class	230,593	1,413,533
Inflation-Adjusted Bond Fund Institutional Class	141,959	1,702,086
NT Diversified Bond Fund R6 Class	925,631	10,015,327
Short Duration Inflation Protection Bond Fund R6 Class	110,036	1,145,472
		14,276,418
INTERNATIONAL EQUITY FUNDS — 9.0%
NT Emerging Markets Fund R6 Class	82,828	912,767
NT International Growth Fund R6 Class	239,585	2,779,189
		3,691,956
MONEY MARKET FUNDS — 5.1%
Premium Money Market Fund Investor Class	2,065,570	2,065,570
INTERNATIONAL FIXED INCOME FUNDS — 4.8%
International Bond Fund R6 Class	136,056	1,948,325
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $39,967,540)		40,765,134
OTHER ASSETS AND LIABILITIES†		(12)
TOTAL NET ASSETS — 100.0%		$40,765,122

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

21

JULY 31, 2014

One Choice 2030 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 50.1%
NT Core Equity Plus Fund Institutional Class	75,754	$1,170,394
NT Equity Growth Fund Institutional Class	258,457	3,328,930
NT Growth Fund R6 Class	240,017	3,864,280
NT Heritage Fund R6 Class	140,532	1,797,401
NT Large Company Value Fund R6 Class	339,981	4,270,159
NT Mid Cap Value Fund R6 Class	145,417	1,897,697
NT Small Company Fund Institutional Class	115,883	1,206,339
Real Estate Fund R6 Class	23,856	648,411
		18,183,611
DOMESTIC FIXED INCOME FUNDS — 31.5%
High-Yield Fund R6 Class	182,788	1,120,492
Inflation-Adjusted Bond Fund Institutional Class	150,889	1,809,164
NT Diversified Bond Fund R6 Class	739,693	8,003,477
Short Duration Inflation Protection Bond Fund R6 Class	46,763	486,806
		11,419,939
INTERNATIONAL EQUITY FUNDS — 11.1%
NT Emerging Markets Fund R6 Class	90,138	993,317
NT International Growth Fund R6 Class	260,741	3,024,600
		4,017,917
MONEY MARKET FUNDS — 5.0%
Premium Money Market Fund Investor Class	1,831,204	1,831,204
INTERNATIONAL FIXED INCOME FUNDS — 2.3%
International Bond Fund R6 Class	57,554	824,174
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $35,377,296)		36,276,845
OTHER ASSETS AND LIABILITIES†		(10)
TOTAL NET ASSETS — 100.0%		$36,276,835

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

22

JULY 31, 2014

One Choice 2035 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 54.5%
NT Core Equity Plus Fund Institutional Class	65,601	$1,013,529
NT Equity Growth Fund Institutional Class	227,111	2,925,187
NT Growth Fund R6 Class	244,768	3,940,772
NT Heritage Fund R6 Class	131,469	1,681,487
NT Large Company Value Fund R6 Class	313,383	3,936,084
NT Mid Cap Value Fund R6 Class	129,670	1,692,194
NT Small Company Fund Institutional Class	126,130	1,313,009
Real Estate Fund R6 Class	23,413	636,360
		17,138,622
DOMESTIC FIXED INCOME FUNDS — 27.9%
High-Yield Fund R6 Class	141,540	867,638
Inflation-Adjusted Bond Fund Institutional Class	144,059	1,727,264
NT Diversified Bond Fund R6 Class	567,799	6,143,587
Short Duration Inflation Protection Bond Fund R6 Class	3,021	31,450
		8,769,939
INTERNATIONAL EQUITY FUNDS — 12.8%
NT Emerging Markets Fund R6 Class	95,666	1,054,236
NT International Growth Fund R6 Class	256168	2,971,553
		4,025,789
MONEY MARKET FUNDS — 4.8%
Premium Money Market Fund Investor Class	1,518,408	1,518,408
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $30,798,902)		31,452,758
OTHER ASSETS AND LIABILITIES†		(8)
TOTAL NET ASSETS — 100.0%		$31,452,750

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

23

JULY 31, 2014

One Choice 2040 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 59.7%
NT Core Equity Plus Fund Institutional Class	62,739	$969,325
NT Equity Growth Fund Institutional Class	217,325	2,799,143
NT Growth Fund R6 Class	234,127	3,769,452
NT Heritage Fund R6 Class	137,716	1,761,383
NT Large Company Value Fund R6 Class	299,738	3,764,709
NT Mid Cap Value Fund R6 Class	136,552	1,782,005
NT Small Company Fund Institutional Class	109,230	1,137,089
Real Estate Fund R6 Class	23,296	633,188
		16,616,294
DOMESTIC FIXED INCOME FUNDS — 24.0%
High-Yield Fund R6 Class	108,385	664,402
Inflation-Adjusted Bond Fund Institutional Class	111,394	1,335,620
NT Diversified Bond Fund R6 Class	433,718	4,692,825
		6,692,847
INTERNATIONAL EQUITY FUNDS — 14.0%
NT Emerging Markets Fund R6 Class	106,591	1,174,629
NT International Growth Fund R6 Class	236,014	2,737,767
		3,912,396
MONEY MARKET FUNDS — 2.3%
Premium Money Market Fund Investor Class	637,624	637,624
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $27,249,951)		27,859,161
OTHER ASSETS AND LIABILITIES†		(6)
TOTAL NET ASSETS — 100.0%		$27,859,155

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

24

JULY 31, 2014

One Choice 2045 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 64.4%
NT Core Equity Plus Fund Institutional Class	64,087	$990,139
NT Equity Growth Fund Institutional Class	180,559	2,325,601
NT Growth Fund R6 Class	203,257	3,272,430
NT Heritage Fund R6 Class	128,073	1,638,051
NT Large Company Value Fund R6 Class	260,625	3,273,446
NT Mid Cap Value Fund R6 Class	126,420	1,649,783
NT Small Company Fund Institutional Class	85,948	894,716
Real Estate Fund R6 Class	21,109	573,749
		14,617,915
DOMESTIC FIXED INCOME FUNDS — 20.1%
High-Yield Fund R6 Class	74,182	454,735
Inflation-Adjusted Bond Fund Institutional Class	75,991	911,134
NT Diversified Bond Fund R6 Class	296,244	3,205,361
		4,571,230
INTERNATIONAL EQUITY FUNDS — 15.5%
NT Emerging Markets Fund R6 Class	107,799	1,187,941
NT International Growth Fund R6 Class	200,079	2,320,911
		3,508,852
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $22,112,849)		22,697,997
OTHER ASSETS AND LIABILITIES†		(3)
TOTAL NET ASSETS — 100.0%		$22,697,994

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

25

JULY 31, 2014

One Choice 2050 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 66.2%
NT Core Equity Plus Fund Institutional Class	49,286	$761,466
NT Equity Growth Fund Institutional Class	134,417	1,731,289
NT Growth Fund R6 Class	155,029	2,495,964
NT Heritage Fund R6 Class	96,016	1,228,039
NT Large Company Value Fund R6 Class	201,735	2,533,786
NT Mid Cap Value Fund R6 Class	94,665	1,235,380
NT Small Company Fund Institutional Class	74,654	777,147
Real Estate Fund R6 Class	17,339	471,269
		11,234,340
DOMESTIC FIXED INCOME FUNDS — 17.7%
High-Yield Fund R6 Class	48,584	297,817
Inflation-Adjusted Bond Fund Institutional Class	49,691	595,797
NT Diversified Bond Fund R6 Class	196,020	2,120,938
		3,014,552
INTERNATIONAL EQUITY FUNDS — 16.1%
NT Emerging Markets Fund R6 Class	94,247	1,038,606
NT International Growth Fund R6 Class	146,022	1,693,860
		2,732,466
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $16,564,156)		16,981,358
OTHER ASSETS AND LIABILITIES†		(3)
TOTAL NET ASSETS — 100.0%		$16,981,355

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

26

JULY 31, 2014

One Choice 2055 Portfolio R6

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
DOMESTIC EQUITY FUNDS — 68.8%
NT Core Equity Plus Fund Institutional Class	20,943	$323,577
NT Equity Growth Fund Institutional Class	59,977	772,510
NT Growth Fund R6 Class	68,043	1,095,494
NT Heritage Fund R6 Class	42,096	538,409
NT Large Company Value Fund R6 Class	88,640	1,113,313
NT Mid Cap Value Fund R6 Class	41,492	541,468
NT Small Company Fund Institutional Class	34,257	356,616
Real Estate Fund R6 Class	7,967	216,545
		4,957,932
INTERNATIONAL EQUITY FUNDS — 16.0%
NT Emerging Markets Fund R6 Class	42,431	467,587
NT International Growth Fund R6 Class	59,018	684,614
		1,152,201
DOMESTIC FIXED INCOME FUNDS — 15.2%
High-Yield Fund R6 Class	17,889	109,662
Inflation-Adjusted Bond Fund Institutional Class	18,338	219,871
NT Diversified Bond Fund R6 Class	71,069	768,963
		1,098,496
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $7,001,437)		7,208,629
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$7,208,628

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

27

Statements of Assets and Liabilities

JULY 31, 2014
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $11,219,196, $22,027,280 and $41,179,445, respectively)	$11,491,823	$22,532,458	$42,085,994
Receivable for investments sold	—	—	27,714
Receivable for capital shares sold	34,126	464	8,457
Distributions receivable from affiliates	7,389	14,544	25,992
	11,533,338	22,547,466	42,148,157

Liabilities
Payable for investments purchased	30,016	15,015	26,005
Payable for capital shares redeemed	11,502	—	36,171
	41,518	15,015	62,176

Net Assets	$11,491,820	$22,532,451	$42,085,981

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	1,082,097	2,102,190	3,908,790

Net Asset Value Per Share	$10.62	$10.72	$10.77

Net Assets Consist of:
Capital (par value and paid-in surplus)	$11,128,963	$21,834,166	$40,706,484
Undistributed net investment income	10,406	128,291	237,544
Undistributed net realized gain	79,824	64,816	235,404
Net unrealized appreciation	272,627	505,178	906,549
	$11,491,820	$22,532,451	$42,085,981

See Notes to Financial Statements.

28

JULY 31, 2014
	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $39,967,540, $35,377,296 and $30,798,902, respectively)	$40,765,134	$36,276,845	$31,452,758
Receivable for capital shares sold	18,981	78,077	16,362
Distributions receivable from affiliates	23,577	19,057	14,685
	40,807,692	36,373,979	31,483,805

Liabilities
Payable for investments purchased	42,084	97,144	31,026
Payable for capital shares redeemed	486	—	29
	42,570	97,144	31,055

Net Assets	$40,765,122	$36,276,835	$31,452,750

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	3,758,135	3,333,971	2,877,618

Net Asset Value Per Share	$10.85	$10.88	$10.93

Net Assets Consist of:
Capital (par value and paid-in surplus)	$39,576,404	$34,934,550	$30,411,228
Undistributed net investment income	209,742	191,863	152,329
Undistributed net realized gain	181,382	250,873	235,337
Net unrealized appreciation	797,594	899,549	653,856
	$40,765,122	$36,276,835	$31,452,750

See Notes to Financial Statements.

29

JULY 31, 2014
	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $27,249,951, $22,112,849 and $16,564,156, respectively)	$27,859,161	$22,697,997	$16,981,358
Receivable for capital shares sold	11,196	14,755	6,461
Distributions receivable from affiliates	10,918	7,655	5,082
	27,881,275	22,720,407	16,992,901

Liabilities
Payable for investments purchased	22,100	22,413	11,537
Payable for capital shares redeemed	20	—	9
	22,120	22,413	11,546

Net Assets	$27,859,155	$22,697,994	$16,981,355

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	2,531,451	2,051,378	1,534,086

Net Asset Value Per Share	$11.01	$11.06	$11.07

Net Assets Consist of:
Capital (par value and paid-in surplus)	$26,880,705	$21,821,000	$16,349,426
Undistributed net investment income	124,382	101,219	70,188
Undistributed net realized gain	244,858	190,627	144,539
Net unrealized appreciation	609,210	585,148	417,202
	$27,859,155	$22,697,994	$16,981,355

See Notes to Financial Statements.

30

JULY 31, 2014
One Choice 2055 Portfolio R6
Assets
Investment securities in affiliates, at value (cost of $7,001,437)	$7,208,629
Receivable for capital shares sold	31,210
Distributions receivable from affiliates	1,755
7,241,594

Liabilities
Payable for investments purchased	32,379
Payable for capital shares redeemed	587
32,966

Net Assets	$7,208,628

R6 Class Capital Shares, $0.01 Par Value
Shares outstanding	646,087

Net Asset Value Per Share	$11.16

Net Assets Consist of:
Capital (par value and paid-in surplus)	$6,969,066
Undistributed net investment income	26,629
Undistributed net realized gain	5,741
Net unrealized appreciation	207,192
$7,208,628

See Notes to Financial Statements.

31

Statements of Operations

YEAR ENDED JULY 31, 2014
	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$142,240	$221,909	$532,290

Expenses:
Directors' fees and expenses	184	325	630

Net investment income (loss)	142,056	221,584	531,660

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(14,968)	(61,772)	(185,659)
Capital gain distributions received from underlying funds	94,792	126,588	421,063
	79,824	64,816	235,404

Change in net unrealized appreciation (depreciation) on investments in underlying funds	272,627	505,178	906,549

Net realized and unrealized gain (loss) on affiliates	352,451	569,994	1,141,953
Net Increase (Decrease) in Net Assets Resulting from Operations	$494,507	$791,578	$1,673,613

See Notes to Financial Statements.

32

YEAR ENDED JULY 31, 2014
	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6	One Choice 2035 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$368,007	$387,067	$313,594

Expenses:
Directors' fees and expenses	507	510	400

Net investment income (loss)	367,500	386,557	313,194

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(54,862)	(53,056)	(26,399)
Capital gain distributions received from underlying funds	236,244	303,929	261,736
	181,382	250,873	235,337

Change in net unrealized appreciation (depreciation) on investments in underlying funds	797,594	899,549	653,856

Net realized and unrealized gain (loss) on affiliates	978,976	1,150,422	889,193
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,346,476	$1,536,979	$1,202,387

See Notes to Financial Statements.

33

YEAR ENDED JULY 31, 2014
	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$288,332	$226,442	$165,857

Expenses:
Directors' fees and expenses	356	298	222

Net investment income (loss)	287,976	226,144	165,635

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(24,677)	(19,271)	(13,302)
Capital gain distributions received from underlying funds	269,535	209,898	157,841
	244,858	190,627	144,539

Change in net unrealized appreciation (depreciation) on investments in underlying funds	609,210	585,148	417,202

Net realized and unrealized gain (loss) on affiliates	854,068	775,775	561,741
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,142,044	$1,001,919	$727,376

See Notes to Financial Statements.

34

YEAR ENDED JULY 31, 2014
One Choice 2055 Portfolio R6
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$31,384

Expenses:
Directors' fees and expenses	74

Net investment income (loss)	31,310

Net Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(1,960)
Capital gain distributions received from underlying funds	7,701
5,741

Change in net unrealized appreciation (depreciation) on investments in underlying funds	207,192

Net realized and unrealized gain (loss) on affiliates	212,933
Net Increase (Decrease) in Net Assets Resulting from Operations	$244,243

See Notes to Financial Statements.

35

Statements of Changes in Net Assets

YEAR ENDED JULY 31, 2014 AND PERIOD ENDED JULY 31, 2013
	One Choice In Retirement Portfolio R6		One Choice 2015 Portfolio R6
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013(1)	July 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$142,056	—	$221,584	—
Net realized gain (loss)	79,824	—	64,816	—
Change in net unrealized appreciation (depreciation)	272,627	—	505,178	—
Net increase (decrease) in net assets resulting from operations	494,507	—	791,578	—

Distributions to Shareholders
From net investment income	(131,650)	—	(93,293)	—

Capital Share Transactions
Proceeds from shares sold	13,246,418	$25,000	27,352,174	$25,000
Proceeds from reinvestment of distributions	131,650	—	93,293	—
Payments for shares redeemed	(2,274,105)	—	(5,636,301)	—
Net increase (decrease) in net assets from capital share transactions	11,103,963	25,000	21,809,166	25,000

Net increase (decrease) in net assets	11,466,820	25,000	22,507,451	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$11,491,820	$25,000	$22,532,451	$25,000

Undistributed net investment income	$10,406	—	$128,291	—

Transactions in Shares of the Funds
Sold	1,283,610	2,500	2,630,332	2,500
Issued in reinvestment of distributions	12,633	—	9,049	—
Redeemed	(216,646)	—	(539,691)	—
Net increase (decrease) in shares of the funds	1,079,597	2,500	2,099,690	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

36

YEAR ENDED JULY 31, 2014 AND PERIOD ENDED JULY 31, 2013
	One Choice 2020 Portfolio R6		One Choice 2025 Portfolio R6
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013(1)	July 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$531,660	—	$367,500	—
Net realized gain (loss)	235,404	—	181,382	—
Change in net unrealized appreciation (depreciation)	906,549	—	797,594	—
Net increase (decrease) in net assets resulting from operations	1,673,613	—	1,346,476	—

Distributions to Shareholders
From net investment income	(294,116)	—	(157,758)	—

Capital Share Transactions
Proceeds from shares sold	49,949,965	$25,000	43,877,013	$25,000
Proceeds from reinvestment of distributions	294,116	—	157,758	—
Payments for shares redeemed	(9,562,597)	—	(4,483,367)	—
Net increase (decrease) in net assets from capital share transactions	40,681,484	25,000	39,551,404	25,000

Net increase (decrease) in net assets	42,060,981	25,000	40,740,122	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$42,085,981	$25,000	$40,765,122	$25,000

Undistributed net investment income	$237,544	—	$209,742	—

Transactions in Shares of the Funds
Sold	4,797,115	2,500	4,168,621	2,500
Issued in reinvestment of distributions	28,444	—	15,169	—
Redeemed	(919,269)	—	(428,155)	—
Net increase (decrease) in shares of the funds	3,906,290	2,500	3,755,635	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

37

YEAR ENDED JULY 31, 2014 AND PERIOD ENDED JULY 31, 2013
	One Choice 2030 Portfolio R6		One Choice 2035 Portfolio R6
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013(1)	July 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$386,557	—	$313,194	—
Net realized gain (loss)	250,873	—	235,337	—
Change in net unrealized appreciation (depreciation)	899,549	—	653,856	—
Net increase (decrease) in net assets resulting from operations	1,536,979	—	1,202,387	—

Distributions to Shareholders
From net investment income	(194,694)	—	(160,865)	—

Capital Share Transactions
Proceeds from shares sold	39,637,910	$25,000	32,425,529	$25,000
Proceeds from reinvestment of distributions	194,694	—	160,865	—
Payments for shares redeemed	(4,923,054)	—	(2,200,166)	—
Net increase (decrease) in net assets from capital share transactions	34,909,550	25,000	30,386,228	25,000

Net increase (decrease) in net assets	36,251,835	25,000	31,427,750	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$36,276,835	$25,000	$31,452,750	$25,000

Undistributed net investment income	$191,863	—	$152,329	—

Transactions in Shares of the Funds
Sold	3,779,280	2,500	3,065,738	2,500
Issued in reinvestment of distributions	18,649	—	15,350	—
Redeemed	(466,458)	—	(205,970)	—
Net increase (decrease) in shares of the funds	3,331,471	2,500	2,875,118	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

38

YEAR ENDED JULY 31, 2014 AND PERIOD ENDED JULY 31, 2013
	One Choice 2040 Portfolio R6		One Choice 2045 Portfolio R6
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013(1)	July 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$287,976	—	$226,144	—
Net realized gain (loss)	244,858	—	190,627	—
Change in net unrealized appreciation (depreciation)	609,210	—	585,148	—
Net increase (decrease) in net assets resulting from operations	1,142,044	—	1,001,919	—

Distributions to Shareholders
From net investment income	(163,594)	—	(124,925)	—

Capital Share Transactions
Proceeds from shares sold	28,728,451	$25,000	23,496,563	$25,000
Proceeds from reinvestment of distributions	163,594	—	124,925	—
Payments for shares redeemed	(2,036,340)	—	(1,825,488)	—
Net increase (decrease) in net assets from capital share transactions	26,855,705	25,000	21,796,000	25,000

Net increase (decrease) in net assets	27,834,155	25,000	22,672,994	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$27,859,155	$25,000	$22,697,994	$25,000

Undistributed net investment income	$124,382	—	$101,219	—

Transactions in Shares of the Funds
Sold	2,702,785	2,500	2,206,518	2,500
Issued in reinvestment of distributions	15,536	—	11,819	—
Redeemed	(189,370)	—	(169,459)	—
Net increase (decrease) in shares of the funds	2,528,951	2,500	2,048,878	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

39

YEAR ENDED JULY 31, 2014 AND PERIOD ENDED JULY 31, 2013
	One Choice 2050 Portfolio R6		One Choice 2055 Portfolio R6
Increase (Decrease) in Net Assets	July 31, 2014	July 31, 2013(1)	July 31, 2014	July 31, 2013(1)
Operations
Net investment income (loss)	$165,635	—	$31,310	—
Net realized gain (loss)	144,539	—	5,741	—
Change in net unrealized appreciation (depreciation)	417,202	—	207,192	—
Net increase (decrease) in net assets resulting from operations	727,376	—	244,243	—

Distributions to Shareholders
From net investment income	(95,447)	—	(4,681)	—

Capital Share Transactions
Proceeds from shares sold	17,740,478	$25,000	7,774,153	$25,000
Proceeds from reinvestment of distributions	95,447	—	4,681	—
Payments for shares redeemed	(1,511,499)	—	(834,768)	—
Net increase (decrease) in net assets from capital share transactions	16,324,426	25,000	6,944,066	25,000

Net increase (decrease) in net assets	16,956,355	25,000	7,183,628	25,000

Net Assets
Beginning of period	25,000	—	25,000	—
End of period	$16,981,355	$25,000	$7,208,628	$25,000

Undistributed net investment income	$70,188	—	$26,629	—

Transactions in Shares of the Funds
Sold	1,662,180	2,500	720,089	2,500
Issued in reinvestment of distributions	9,030	—	440	—
Redeemed	(139,624)	—	(76,942)	—
Net increase (decrease) in shares of the funds	1,531,586	2,500	643,587	2,500

(1)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

40

Notes to Financial Statements
014
JULY 31, 2014

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. The corporation is authorized to issue 3,000,000,000 shares. One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6 (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The funds are diversified as defined under the 1940 Act. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio R6 is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios R6 is to seek the highest total return consistent with its allocation. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target asset mix will become fixed and will match that of One Choice In Retirement Portfolio R6. The funds incepted on July 31, 2013.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination

41

and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio R6. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios R6. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation’s investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. Fees and expenses incurred in conjunction with the directors during the year ended July 31, 2014 are detailed in the Statements of Operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the year ended July 31, 2014 were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Purchases	$13,477,346	$26,801,351	$51,045,679	$43,358,369	$39,740,278
Sales	$2,268,182	$4,737,299	$9,705,575	$3,360,967	$4,334,926

	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Purchases	$32,519,480	$28,705,010	$23,441,523	$17,643,909	$7,621,057
Sales	$1,719,179	$1,455,382	$1,334,403	$1,091,451	$642,660

42

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the year ended July 31, 2014 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice In Retirement Portfolio R6
NT Core Equity Plus Fund	$750	$382,385	$62,960	$396	$10,578	$341,065
NT Equity Growth Fund	2,500	1,323,043	239,155	(3,369)	54,129	1,136,842
NT Growth Fund	1,625	852,717	152,072	2,115	15,307	738,548
NT Heritage Fund(3)	625	343,348	61,131	(4,189)	13,665	283,692
NT Large Company Value Fund	2,750	1,408,398	242,334	1,939	27,370	1,249,918
NT Mid Cap Value Fund	1,000	514,116	82,744	(895)	19,097	456,714
NT Small Company Fund	500	284,242	57,973	(2,725)	12,213	225,405
Real Estate Fund	250	123,736	20,586	15	1,311	113,917
High-Yield Fund	950	494,521	51,752	(30)	16,178	438,528
Inflation-Adjusted Bond Fund	1,900	506,938	336,430	(5,815)	5,070	173,671
NT Diversified Bond Fund	6,650	3,557,884	520,937	(100)	40,379	3,083,503
Short Duration Inflation Protection Bond Fund	—	797,250	90,846	(49)	4,096	707,909
Premium Money Market Fund	2,500	1,310,225	151,602	—	66	1,161,123
International Bond Fund	1,750	915,858	118,742	(328)	1,920	811,100
NT International Growth Fund	1,250	662,685	93,886	(1,933)	15,653	569,888
	$25,000	$13,477,346	$2,283,150	$(14,968)	$237,032	$11,491,823

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

43

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2015 Portfolio R6
NT Core Equity Plus Fund	$750	$775,252	$141,919	$(599)	$14,467	$670,352
NT Equity Growth Fund	2,467	2,649,859	526,557	(14,025)	74,041	2,223,367
NT Growth Fund	1,717	1,778,546	364,678	981	20,730	1,478,022
NT Heritage Fund(3)	720	743,028	164,571	(11,938)	19,629	586,277
NT Large Company Value Fund	2,750	2,873,279	569,810	1,191	40,472	2,443,455
NT Mid Cap Value Fund	1,063	1,098,330	220,564	(5,884)	27,627	928,293
NT Small Company Fund	500	553,989	115,153	(6,471)	15,880	438,622
Real Estate Fund	270	259,547	47,065	(1,101)	2,289	232,502
High-Yield Fund	937	984,441	120,637	(368)	26,482	852,650
Inflation-Adjusted Bond Fund	1,875	838,401	470,396	(9,639)	9,180	375,716
NT Diversified Bond Fund	6,580	7,005,196	1,050,342	(3,792)	67,403	6,034,357
Short Duration Inflation Protection Bond Fund	—	1,509,099	169,388	(334)	7,389	1,342,696
Premium Money Market Fund	2,313	2,537,591	316,854	—	107	2,223,050
International Bond Fund	1,680	1,779,271	248,842	(3,896)	2,177	1,557,755
NT Emerging Markets Fund	95	58,472	30,902	(98)	114	30,011
NT International Growth Fund	1,283	1,357,050	241,393	(5,799)	20,510	1,115,333
	$25,000	$26,801,351	$4,799,071	$(61,772)	$348,497	$22,532,458

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

44

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2020 Portfolio R6
NT Core Equity Plus Fund	$750	$1,411,519	$226,695	$(4,641)	$40,508	$1,250,258
NT Equity Growth Fund	2,375	4,719,928	865,734	(36,538)	196,195	4,004,969
NT Growth Fund	2,000	3,889,603	745,855	(4,541)	73,312	3,282,909
NT Heritage Fund(3)	970	1,930,801	411,844	(33,311)	79,756	1,515,078
NT Large Company Value Fund	2,810	5,416,980	1,011,473	(6,725)	103,330	4,674,979
NT Mid Cap Value Fund	1,250	2,412,881	460,395	(15,727)	90,957	2,047,314
NT Small Company Fund	500	1,026,176	183,484	(10,789)	47,475	827,789
Real Estate Fund	332	618,117	128,574	(4,549)	5,913	534,525
High-Yield Fund	900	1,839,501	276,881	(1,720)	53,475	1,543,011
Inflation-Adjusted Bond Fund	1,807	2,385,614	1,131,437	(26,190)	38,517	1,266,992
NT Diversified Bond Fund	6,285	13,043,770	2,389,375	(10,188)	133,074	10,790,760
Short Duration Inflation Protection Bond Fund	—	2,137,645	309,016	(1,192)	10,380	1,832,065
Premium Money Market Fund	1,688	3,644,690	564,058	—	159	3,082,320
NT Emerging Markets Fund	375	608,747	167,505	(3,990)	1,524	471,944
NT International Growth Fund	1,533	2,976,185	501,835	(16,115)	73,154	2,456,800
International Bond Fund	1,425	2,983,522	517,073	(9,443)	5,624	2,504,281
	$25,000	$51,045,679	$9,891,234	$(185,659)	$953,353	$42,085,994

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

45

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2025 Portfolio R6
NT Core Equity Plus Fund	$750	$1,206,480	$46,745	$(813)	$22,379	$1,213,420
NT Equity Growth Fund	2,312	3,826,792	221,193	(8,402)	104,942	3,728,846
NT Growth Fund	2,342	3,814,907	318,596	(1,480)	43,041	3,630,686
NT Heritage Fund(3)	1,143	1,929,977	107,547	(7,240)	48,832	1,818,718
NT Large Company Value Fund	2,875	4,731,174	367,951	(3,938)	66,561	4,583,666
NT Mid Cap Value Fund	1,375	2,266,178	124,623	(5,012)	55,903	2,236,541
NT Small Company Fund	638	1,056,338	89,758	(3,616)	30,109	953,203
Real Estate Fund	395	616,317	42,288	(1,125)	5,499	617,785
High-Yield Fund	850	1,528,309	94,591	(682)	38,435	1,413,533
Inflation-Adjusted Bond Fund	1,692	2,100,452	417,807	(11,252)	36,593	1,702,086
NT Diversified Bond Fund	5,938	10,863,312	957,538	(1,232)	98,546	10,015,327
Short Duration Inflation Protection Bond Fund	—	1,220,899	77,106	(208)	5,781	1,145,472
NT Emerging Markets Fund	595	914,025	52,304	(1,805)	1,711	912,767
NT International Growth Fund	1,782	2,956,900	159,002	(6,424)	43,554	2,779,189
Premium Money Market Fund	1,250	2,223,639	159,319	—	89	2,065,570
International Bond Fund	1,063	2,102,670	179,461	(1,633)	2,276	1,948,325
	$25,000	$43,358,369	$3,415,829	$(54,862)	$604,251	$40,765,134

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

46

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2030 Portfolio R6
NT Core Equity Plus Fund	$813	$1,237,918	$131,344	$436	$27,053	$1,170,394
NT Equity Growth Fund	2,312	3,590,048	395,351	(5,512)	117,605	3,328,930
NT Growth Fund	2,780	4,300,857	606,150	1,974	59,344	3,864,280
NT Heritage Fund(3)	1,250	2,065,502	267,419	(16,900)	62,864	1,797,401
NT Large Company Value Fund	3,030	4,539,075	516,779	3,400	73,764	4,270,159
NT Mid Cap Value Fund	1,312	2,024,959	220,577	(3,596)	59,307	1,897,697
NT Small Company Fund	875	1,449,369	232,115	(9,073)	48,793	1,206,339
Real Estate Fund	458	675,756	82,171	(3,002)	6,316	648,411
High-Yield Fund	755	1,220,216	85,638	(180)	34,939	1,120,492
Inflation-Adjusted Bond Fund	1,538	2,107,505	315,349	(7,139)	44,068	1,809,164
NT Diversified Bond Fund	5,312	8,705,279	804,001	(3,060)	89,702	8,003,477
Short Duration Inflation Protection Bond Fund	—	499,433	13,481	(30)	2,490	486,806
NT Emerging Markets Fund	720	1,075,644	146,918	(2,353)	2,336	993,317
NT International Growth Fund	2,157	3,430,224	394,167	(7,088)	61,185	3,024,600
Premium Money Market Fund	1,250	1,961,174	131,220	—	89	1,831,204
International Bond Fund	438	857,319	45,302	(933)	1,141	824,174
	$25,000	$39,740,278	$4,387,982	$(53,056)	$690,996	$36,276,845

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

47

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2035 Portfolio R6
NT Core Equity Plus Fund	$813	$1,002,122	$34,471	$(436)	$21,680	$1,013,529
NT Equity Growth Fund	2,407	2,983,562	153,001	(4,309)	96,003	2,925,187
NT Growth Fund	3,217	4,050,890	260,818	(1,210)	54,399	3,940,772
NT Heritage Fund(3)	1,408	1,807,125	118,435	(8,503)	54,336	1,681,487
NT Large Company Value Fund	3,217	3,969,230	231,742	23	63,212	3,936,084
NT Mid Cap Value Fund	1,407	1,715,455	92,793	(882)	49,589	1,692,194
NT Small Company Fund	1,050	1,422,455	86,585	(2,671)	46,987	1,313,009
Real Estate Fund	518	625,578	32,985	(601)	5,919	636,360
High-Yield Fund	650	899,902	19,425	(123)	24,280	867,638
Inflation-Adjusted Bond Fund	1,325	1,807,691	91,982	(3,086)	40,020	1,727,264
NT Diversified Bond Fund	4,612	6,412,873	334,732	(1,182)	62,409	6,143,587
Short Duration Inflation Protection Bond Fund	—	31,530	—	—	108	31,450
NT Emerging Markets Fund	875	1,070,357	77,413	521	2,259	1,054,236
NT International Growth Fund	2,438	3,162,890	170,721	(3,940)	54,063	2,971,553
Premium Money Market Fund	1,063	1,557,820	40,475	—	66	1,518,408
	$25,000	$32,519,480	$1,745,578	$(26,399)	$575,330	$31,452,758

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

48

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2040 Portfolio R6
NT Core Equity Plus Fund	$907	$959,244	$33,149	$(460)	$21,840	$969,325
NT Equity Growth Fund	2,563	2,815,705	103,696	(4,443)	97,437	2,799,143
NT Growth Fund	3,470	3,841,531	211,162	641	56,068	3,769,452
NT Heritage Fund(3)	1,655	1,890,571	114,956	(6,311)	61,579	1,761,383
NT Large Company Value Fund	3,470	3,731,607	153,513	(924)	62,159	3,764,709
NT Mid Cap Value Fund	1,655	1,791,457	82,101	(2,251)	54,848	1,782,005
NT Small Company Fund	1,020	1,224,522	64,677	(3,066)	43,878	1,137,089
Real Estate Fund	583	624,599	37,375	(699)	5,779	633,188
High-Yield Fund	563	688,843	15,465	(50)	18,909	664,402
Inflation-Adjusted Bond Fund	1,125	1,401,448	75,068	(2,632)	30,527	1,335,620
NT Diversified Bond Fund	3,957	4,981,599	341,393	(5)	47,900	4,692,825
NT Emerging Markets Fund	1,095	1,206,238	97,692	(1,421)	2,562	1,174,629
NT International Growth Fund	2,500	2,898,716	138,069	(3,056)	54,354	2,737,767
Premium Money Market Fund	437	648,930	11,743	—	27	637,624
	$25,000	$28,705,010	$1,480,059	$(24,677)	$557,867	$27,859,161

(1)
Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for Premium Money Market Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

49

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2045 Portfolio R6
NT Core Equity Plus Fund	$1,125	$985,073	$42,397	$(308)	$21,214	$990,139
NT Equity Growth Fund	2,575	2,341,482	95,052	(2,045)	74,452	2,325,601
NT Growth Fund	3,655	3,338,092	192,352	344	43,758	3,272,430
NT Heritage Fund(3)	1,813	1,757,450	111,744	(6,856)	50,743	1,638,051
NT Large Company Value Fund	3,655	3,253,298	150,820	(351)	51,753	3,273,446
NT Mid Cap Value Fund	1,812	1,656,600	78,234	(665)	46,606	1,649,783
NT Small Company Fund	1,033	980,214	70,224	(2,062)	31,180	894,716
Real Estate Fund	645	577,469	45,382	(86)	5,373	573,749
High-Yield Fund	483	471,445	10,314	(58)	13,091	454,735
Inflation-Adjusted Bond Fund	962	963,956	60,551	(1,856)	21,032	911,134
NT Diversified Bond Fund	3,397	3,424,534	256,668	(158)	33,381	3,205,361
NT Emerging Markets Fund	1,313	1,220,396	103,379	(1,202)	2,516	1,187,941
NT International Growth Fund	2,532	2,471,514	136,557	(3,968)	41,241	2,320,911
	$25,000	$23,441,523	$1,353,674	$(19,271)	$436,340	$22,697,997

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

50

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2050 Portfolio R6
NT Core Equity Plus Fund	$1,125	$757,303	$28,840	$90	$15,872	$761,466
NT Equity Growth Fund	2,595	1,751,937	74,933	(928)	54,781	1,731,289
NT Growth Fund	3,717	2,570,851	167,226	(326)	32,970	2,495,964
NT Heritage Fund(3)	1,813	1,312,041	76,984	(4,629)	37,734	1,228,039
NT Large Company Value Fund	3,782	2,536,852	130,459	38	39,739	2,533,786
NT Mid Cap Value Fund	1,813	1,246,668	63,033	(740)	34,621	1,235,380
NT Small Company Fund	1,188	871,644	80,331	(3,061)	27,630	777,147
Real Estate Fund	707	474,471	36,887	(177)	4,382	471,269
High-Yield Fund	420	313,260	11,291	(16)	8,426	297,817
Inflation-Adjusted Bond Fund	838	635,148	45,188	(1,608)	13,735	595,797
NT Diversified Bond Fund	2,972	2,293,022	198,102	(53)	21,771	2,120,938
NT Emerging Markets Fund	1,563	1,087,091	105,255	44	2,132	1,038,606
NT International Growth Fund	2,467	1,793,621	86,224	(1,936)	29,905	1,693,860
	$25,000	$17,643,909	$1,104,753	$(13,302)	$323,698	$16,981,358

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

51

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
One Choice 2055 Portfolio R6
NT Core Equity Plus Fund	$1,125	$333,914	$24,482	$43	$1,673	$323,577
NT Equity Growth Fund	2,688	807,560	65,458	(480)	5,871	772,510
NT Growth Fund	3,812	1,160,117	104,307	309	1,647	1,095,494
NT Heritage Fund(3)	1,875	586,146	57,350	(728)	1,897	538,409
NT Large Company Value Fund	3,875	1,169,147	102,980	322	7,876	1,113,313
NT Mid Cap Value Fund	1,875	559,829	47,039	(170)	3,944	541,468
NT Small Company Fund	1,250	398,215	40,382	(117)	1,403	356,616
Real Estate Fund	750	219,011	20,362	109	1,464	216,545
NT Emerging Markets Fund	1,625	484,130	43,677	(595)	452	467,587
NT International Growth Fund	2,375	738,196	55,497	(345)	1,376	684,614
High-Yield Fund	375	116,052	5,317	(4)	2,384	109,662
Inflation-Adjusted Bond Fund	750	229,922	15,227	(279)	2,865	219,871
NT Diversified Bond Fund	2,625	818,818	62,542	(25)	6,233	768,963
	$25,000	$7,621,057	$644,620	$(1,960)	$39,085	$7,208,629

(1)	Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Effective October 11, 2013, the name of NT VistaSM Fund was changed to NT Heritage Fund.

6. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

7. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

52

8. Federal Tax Information

The tax character of distributions paid during the year ended July 31, 2014 were as follows:

	Distributions Paid From:
	Ordinary income	Long-term capital gains
One Choice In Retirement Portfolio R6	$131,650	—
One Choice 2015 Portfolio R6	$93,293	—
One Choice 2020 Portfolio R6	$294,116	—
One Choice 2025 Portfolio R6	$157,758	—
One Choice 2030 Portfolio R6	$194,694	—
One Choice 2035 Portfolio R6	$160,865	—
One Choice 2040 Portfolio R6	$163,594	—
One Choice 2045 Portfolio R6	$124,925	—
One Choice 2050 Portfolio R6	$95,447	—
One Choice 2055 Portfolio R6	$4,681	—

There were no distributions paid by the funds during the one day period ended July 31, 2013.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of July 31, 2014, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
Federal tax cost of investments	$11,238,045	$22,094,527	$41,369,311	$40,027,430	$35,448,244
Gross tax appreciation of investments	$260,939	$454,159	$787,599	$802,039	$873,819
Gross tax depreciation of investments	(7,161)	(16,228)	(70,916)	(64,335)	(45,218)
Net tax appreciation (depreciation) of investments	$253,778	$437,931	$716,683	$737,704	$828,601
Undistributed ordinary income	$24,317	$173,436	$346,042	$242,456	$248,821
Accumulated long-term gains	$84,762	$86,918	$316,772	$208,558	$264,863

	One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
Federal tax cost of investments	$30,831,189	$27,278,439	$22,136,924	$16,582,340	$7,006,457
Gross tax appreciation of investments	$693,530	$658,105	$612,040	$445,384	$206,650
Gross tax depreciation of investments	(71,961)	(77,383)	(50,967)	(46,366)	(4,478)
Net tax appreciation (depreciation) of investments	$621,569	$580,722	$561,073	$399,018	$202,172
Undistributed ordinary income	$172,807	$145,909	$117,152	$82,581	$32,881
Accumulated long-term gains	$247,146	$251,819	$198,769	$150,330	$4,509

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio R6 — R6 Class
2014	$10.00	0.23	0.61	0.84	(0.22)	$10.62	8.46%	0.00%(4)	2.16%	34%	$11,492
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2015 Portfolio R6 — R6 Class
2014	$10.00	0.21	0.65	0.86	(0.14)	$10.72	8.70%	0.00%(4)	1.98%	40%	$22,532
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2020 Portfolio R6 — R6 Class
2014	$10.00	0.25	0.67	0.92	(0.15)	$10.77	9.24%	0.00%(4)	2.36%	43%	$42,086
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2025 Portfolio R6 — R6 Class
2014	$10.00	0.22	0.78	1.00	(0.15)	$10.85	10.04%	0.00%(4)	2.04%	18%	$40,765
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2030 Portfolio R6 — R6 Class
2014	$10.00	0.23	0.81	1.04	(0.16)	$10.88	10.48%	0.00%(4)	2.13%	23%	$36,277
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2035 Portfolio R6 — R6 Class
2014	$10.00	0.24	0.87	1.11	(0.18)	$10.93	11.18%	0.00%(4)	2.19%	12%	$31,453
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

54

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio R6 — R6 Class
2014	$10.00	0.24	0.96	1.20	(0.19)	$11.01	12.13%	0.00%(4)	2.25%	11%	$27,859
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2045 Portfolio R6 — R6 Class
2014	$10.00	0.23	1.02	1.25	(0.19)	$11.06	12.62%	0.00%(4)	2.13%	12%	$22,698
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2050 Portfolio R6 — R6 Class
2014	$10.00	0.23	1.05	1.28	(0.21)	$11.07	12.88%	0.00%(4)	2.11%	13%	$16,981
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25
One Choice 2055 Portfolio R6 — R6 Class
2014	$10.00	0.13	1.19	1.32	(0.16)	$11.16	13.22%	0.00%(4)	1.14%	23%	$7,209
2013(5)	$10.00	—	—	—	—	$10.00	0.00%	0.00%	0.00%	0%	$25

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Ratio was less than 0.005%.

(5)	For the one day period ended July 31, 2013 (fund inception).

See Notes to Financial Statements.

55

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of American Century Asset Allocation Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6, and One Choice 2055 Portfolio R6, ten of the portfolios constituting American Century Asset Allocation Portfolios, Inc. (the “Funds”), as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for the year then ended and for the one-day period ended July 31, 2013 (commencement date), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for the year then ended and for the one-day period ended July 31, 2013 (commencement date), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2014

56

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is treated as an “interested person” because of his recent employment with ACC and American Century Services, LLC (ACS). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and ACS, and do not have any other affiliations, positions, or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	73	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	73	None
Jan M. Lewis (1957)	Director	Since 2011	Retired; President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization) (2006 to 2013)	73	None
James A. Olson (1942)	Director and Chairman of the Board	Since 2007 (Chairman since 2014)	Member, Plaza Belmont LLC (private equity fund manager)	73	Saia, Inc. (2002 to 2012) and EPR Properties (2003 to 2013)
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	73	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)

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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
John R. Whitten (1946)	Director	Since 2008	Retired	73	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services) (2004 to 2010)	73	Applied Industrial Technologies, Inc. (2001 to 2010)
Interested Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012)	73	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	118	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the funds’ directors and is available without charge, upon request, by calling 1-800-345-2021.

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Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer since 2014
Chief Compliance Officer, American Century funds, (March 2014 to present); Chief Compliance Officer, ACIM (February 2014 to present); Chief Compliance Officer, ACIS (October 2009 to present); Vice President, Client Interactions and Marketing, ACIS (February 2013 to January 2014); Director, Client Interactions and Marketing, ACIS (June 2007 to January 2013). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present); General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

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Approval of Management Agreement

At a meeting held on June 18, 2014, the Funds’ Board of Directors unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each of the Funds. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of the funds’ directors (the “Directors”), including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and information compiled by the Advisor and certain independent providers of evaluation data concerning the Funds and the services provided to the Funds by the Advisor. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continuous basis and the information received was supplemental to the extensive information that the Board and its committees receive and consider throughout the year.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to each Fund;

•	the wide range of other programs and services the Advisor provides to each Fund and its shareholders on a routine and non-routine basis;

•	each Fund’s investment performance compared to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning each Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Funds, the profitability of each Fund to the Advisor, and the overall profitability of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Funds and other accounts under its management;

•	the services provided and charges to other investment management clients of the Advisor

•	acquired fund fees and expenses; and

•	any collateral benefits derived by the Advisor from the management of the Funds.

In keeping with its practice, the Board held two in-person meetings and one telephonic meeting to review and discuss the information provided. The independent Directors also had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel, and evaluated such information for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

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Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that under the management agreement, the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing each Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of each Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Directors’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except Rule 12b-1 plans)

The Board noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and approved strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review detailed performance information during the management agreement approval process. If performance concerns are identified with respect to a fund, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Funds had less than one year of performance history at the time of the Board’s review. Taking all these factors into consideration, the Board found the investment management services provided to each Fund by the Advisor to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor. The Board

61

found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. The financial information regarding the Advisor is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services to the Funds, and the reasonableness of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund indirectly bears its pro rata share of the expenses incurred by the underlying funds. Each of the underlying funds pay the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund’s independent directors (including their independent legal counsel) and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded, however, that the assets of those other clients are not material to the analysis and, where applicable, may be included with the assets of certain underlying funds to determine breakpoints in the management fee schedule.

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Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others, concluded that the management agreement between each Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

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Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-378-9878. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s
website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at ipro.americancentury.com and, upon request, by calling 1-800-378-9878.

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Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2014.

For corporate taxpayers, the funds hereby designate the following, or up to the maximum amount allowable, of ordinary income distributions paid during the fiscal year ended July 31, 2014 as qualified for the corporate dividends received deduction.

One Choice In Retirement Portfolio R6	One Choice 2015 Portfolio R6	One Choice 2020 Portfolio R6	One Choice 2025 Portfolio R6	One Choice 2030 Portfolio R6
$39,998	$59,719	$154,840	$101,779	$114,609

One Choice 2035 Portfolio R6	One Choice 2040 Portfolio R6	One Choice 2045 Portfolio R6	One Choice 2050 Portfolio R6	One Choice 2055 Portfolio R6
$98,760	$98,318	$82,288	$62,227	$4,729

For the fiscal year ended July 31, 2014, the funds intend to pass through to shareholders the following, or up to the maximum amount allowable, as a foreign tax credit which represents taxes paid on income derived from sources within foreign countries or possessions of the United States. During the fiscal year ended July 31, 2014, the funds earned the following income derived from foreign sources.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio R6	$445	0.0004	$3,992	0.0037
One Choice 2015 Portfolio R6	$593	0.0003	$5,296	0.0025
One Choice 2020 Portfolio R6	$2,230	0.0006	$19,642	0.0050
One Choice 2025 Portfolio R6	$1,375	0.0004	$12,005	0.0032
One Choice 2030 Portfolio R6	$1,934	0.0006	$16,877	0.0051
One Choice 2035 Portfolio R6	$1,732	0.0006	$15,067	0.0052
One Choice 2040 Portfolio R6	$1,773	0.0007	$15,353	0.0061
One Choice 2045 Portfolio R6	$1,381	0.0007	$11,881	0.0058
One Choice 2050 Portfolio R6	$1,035	0.0007	$8,836	0.0058
One Choice 2055 Portfolio R6	$48	0.0001	$412	0.0006

65

Notes

66

Notes

67

Notes

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American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2014 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-83140 1409

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)
M. Jeannine Strandjord, Stephen E. Yates, Thomas A. Brown and John R. Whitten are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2013:    $167,049
FY 2014:    $199,420

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

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For services rendered to the registrant:

FY 2013:    $0
FY 2014:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2013:    $0
FY 2014:    $0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2013:    $0
FY 2014:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2013:    $0
FY 2014:    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2013:    $0
FY 2014:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2013:    $0
FY 2014:    $0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-

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X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2013:    $86,621
FY 2014:    $97,308

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

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ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 26, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2014

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